SEC. File Nos. 333-138648

811-21981

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 11

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 13

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1447

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Steven I. Koszalka, Secretary

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

__________________

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on January 1, 2013, pursuant to paragraph (b) of rule 485.

American Funds Target Date Retirement Series®

Ticker
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
American Funds 2055 Target Date Retirement Fund®	AAMTX	RAMTX	RBMTX	RCMTX	RDJTX	REKTX	RFKTX
American Funds 2050 Target Date Retirement Fund®	AALTX	RAITX	RBITX	RCITX	RDITX	REITX	RFITX
American Funds 2045 Target Date Retirement Fund®	AAHTX	RAHTX	RBHTX	RCHTX	RDHTX	REHTX	RFHTX
American Funds 2040 Target Date Retirement Fund®	AAGTX	RAKTX	RBKTX	RCKTX	RDGTX	REGTX	RFGTX
American Funds 2035 Target Date Retirement Fund®	AAFTX	RAFTX	RBFTX	RCFTX	RDFTX	REFTX	RFFTX
American Funds 2030 Target Date Retirement Fund®	AAETX	RAETX	RBETX	RCETX	RDETX	REETX	RFETX
American Funds 2025 Target Date Retirement Fund®	AADTX	RADTX	RBDTX	RCDTX	RDDTX	REDTX	RFDTX
American Funds 2020 Target Date Retirement Fund®	AACTX	RACTX	RBCTX	RCCTX	RDCTX	RECTX	RRCTX
American Funds 2015 Target Date Retirement Fund®	AABTX	RAJTX	RBJTX	RCJTX	RDBTX	REJTX	RFJTX
American Funds 2010 Target Date Retirement Fund®	AAATX	RAATX	RBATX	RCATX	RDATX	REATX	RFTTX

Prospectus January 1, 2013

Table of contents

Summaries:

American Funds 2055 Target Date Retirement Fund 1

American Funds 2050 Target Date Retirement Fund 7

American Funds 2045 Target Date Retirement Fund 13

American Funds 2040 Target Date Retirement Fund 19

American Funds 2035 Target Date Retirement Fund 25

American Funds 2030 Target Date Retirement Fund 31

American Funds 2025 Target Date Retirement Fund 37

American Funds 2020 Target Date Retirement Fund 43

American Funds 2015 Target Date Retirement Fund 49

American Funds 2010 Target Date Retirement Fund 55

Investment objectives, strategies and risks 61

Information regarding the underlying funds 65

Management and organization 70

Shareholder information 72

Purchase, exchange and sale of shares 73

How to sell shares 74

Distributions and taxes 75

Sales charges 76

Sales charge reductions and waivers 77

Rollovers from retirement plans to IRAs 79

Plans of distribution 79

Other compensation to dealers 80

Fund expenses 80

Financial highlights 81

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

American Funds 2055 Target Date Retirement Fund

Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 77 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.19	1.00	0.75	0.50	0.25	none	none
Other expenses	0.27	0.29	0.44	0.33	0.25	0.19	0.17
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41	0.41	0.41	0.41	0.41
Total annual fund operating expenses	0.97	1.80	1.70	1.34	1.01	0.70	0.68
Fee waiver and/or expense reimbursement[2]	0.18	0.20	0.18	0.19	0.20	0.18	0.20
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.79	1.60	1.52	1.15	0.81	0.52	0.48
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses for each share class. This waiver and reimbursement will be in effect through at least December 31, 2013. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds Target Date Retirement Series / Prospectus 1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$651	$849	$1,064	$1,681
R-1	163	547	956	2,100
R-2	155	518	906	1,994
R-3	117	406	716	1,596
R-4	83	302	538	1,218
R-5	53	206	372	854
R-6	49	197	359	828

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

American Funds Target Date Retirement Series / Prospectus 2

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds Target Date Retirement Series / Prospectus 3

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Target Date Retirement Series / Prospectus 4

Investment results

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A	2/1/2010	–8.19%	3.15%

Share classes	Inception date	1 year	Lifetime
R-1	2/1/2010	–3.37%	5.58%
R-2	2/1/2010	–3.33	5.61
R-3	2/1/2010	–3.05	5.99
R-4	2/1/2010	–2.71	6.34
R-5	2/1/2010	–2.33	6.69
R-6	2/1/2010	–2.29	6.73

Indexes	1 year	Lifetime (from Class A inception
S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	10.07%
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–13.71	0.29
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84	6.77

American Funds Target Date Retirement Series / Prospectus 5

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board	3 years (since the series’ inception)	Senior Vice President – Fixed Income, Capital Research and Management Company
Alan N. Berro Senior Vice President	3 years (since the series’ inception)	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	3 years (since the series’ inception)	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	1 year	Senior Vice President – Fixed Income, Capital Research Company
Andrew B. Suzman Senior Vice President	1 year	Senior Vice President – Capital World Investors
Bradley J. Vogt Senior Vice President	1 year	Senior Vice President – Capital Research Global Investors

Purchase and sale of fund shares

The minimum amount to establish an IRA account is $250 and the minimum to add to an account is $50.

For a payroll deduction retirement plan account or payroll deduction IRA, the minimum is $25 to establish or add to an account.

For IRAs, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-4225; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this prospectus. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts and IRAs are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

American Funds Target Date Retirement Series / Prospectus 6

American Funds 2050 Target Date Retirement Fund

Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 77 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.22	1.00	0.75	0.50	0.25	none	none
Other expenses	0.16	0.16	0.34	0.21	0.13	0.09	0.04
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41	0.41	0.41	0.41	0.41
Total annual fund operating expenses	0.89	1.67	1.60	1.22	0.89	0.60	0.55
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.79	1.57	1.50	1.12	0.79	0.50	0.45
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds Target Date Retirement Series / Prospectus 7

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$651	$833	$1,030	$1,599
R-1	160	517	898	1,968
R-2	153	495	861	1,892
R-3	114	377	661	1,468
R-4	81	274	483	1,087
R-5	51	182	325	740
R-6	46	166	297	680

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

American Funds Target Date Retirement Series / Prospectus 8

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds Target Date Retirement Series / Prospectus 9

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Target Date Retirement Series / Prospectus 10

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A	2/1/2007	–8.18%	–0.92%

Share classes	Inception date	1 year	Lifetime
R-1	2/1/2007	–3.37%	–0.49%
R-2	2/1/2007	–3.31	–0.48
R-3	2/1/2007	–3.02	–0.08
R-4	2/1/2007	–2.70	0.26
R-5	2/1/2007	–2.42	0.55
R-6	7/13/2009	–2.28	13.47

Indexes	1 year	Lifetime (from Class A inception
S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	–0.67%
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–13.71	–3.30
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84	6.63

American Funds Target Date Retirement Series / Prospectus 11

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board	6 years (since the series’ inception)	Senior Vice President – Fixed Income, Capital Research and Management Company
Alan N. Berro Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	1 year	Senior Vice President – Fixed Income, Capital Research Company
Andrew B. Suzman Senior Vice President	1 year	Senior Vice President – Capital World Investors
Bradley J. Vogt Senior Vice President	1 year	Senior Vice President – Capital Research Global Investors

Purchase and sale of fund shares

The minimum amount to establish an IRA account is $250 and the minimum to add to an account is $50.

For a payroll deduction retirement plan account or payroll deduction IRA, the minimum is $25 to establish or add to an account.

For IRAs, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-4225; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this prospectus. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts and IRAs are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

American Funds Target Date Retirement Series / Prospectus 12

American Funds 2045 Target Date Retirement Fund

Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 77 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.22	1.00	0.75	0.50	0.25	none	none
Other expenses	0.16	0.16	0.33	0.21	0.13	0.08	0.04
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41	0.41	0.41	0.41	0.41
Total annual fund operating expenses	0.89	1.67	1.59	1.22	0.89	0.59	0.55
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.79	1.57	1.49	1.12	0.79	0.49	0.45
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds Target Date Retirement Series / Prospectus 13

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$651	$833	$1,030	$1,599
R-1	160	517	898	1,968
R-2	152	492	856	1,881
R-3	114	377	661	1,468
R-4	81	274	483	1,087
R-5	50	179	319	728
R-6	46	166	297	680

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

American Funds Target Date Retirement Series / Prospectus 14

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds Target Date Retirement Series / Prospectus 15

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Target Date Retirement Series / Prospectus 16

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A	2/1/2007	–8.27%	–0.93%

Share classes	Inception date	1 year	Lifetime
R-1	2/1/2007	–3.40%	–0.48%
R-2	2/1/2007	–3.36	–0.47
R-3	2/1/2007	–3.01	–0.07
R-4	2/1/2007	–2.58	0.27
R-5	2/1/2007	–2.31	0.56
R-6	7/13/2009	–2.29	13.46

Indexes	1 year	Lifetime (from Class A inception
S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	–0.67%
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–13.71	–3.30
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84	6.63

American Funds Target Date Retirement Series / Prospectus 17

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board	6 years (since the series’ inception)	Senior Vice President – Fixed Income, Capital Research and Management Company
Alan N. Berro Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	1 year	Senior Vice President – Fixed Income, Capital Research Company
Andrew B. Suzman Senior Vice President	1 year	Senior Vice President – Capital World Investors
Bradley J. Vogt Senior Vice President	1 year	Senior Vice President – Capital Research Global Investors

Purchase and sale of fund shares

The minimum amount to establish an IRA account is $250 and the minimum to add to an account is $50.

For a payroll deduction retirement plan account or payroll deduction IRA, the minimum is $25 to establish or add to an account.

For IRAs, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-4225; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this prospectus. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts and IRAs are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

American Funds Target Date Retirement Series / Prospectus 18

American Funds 2040 Target Date Retirement Fund

Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 77 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.21	1.00	0.75	0.50	0.25	none	none
Other expenses	0.16	0.15	0.32	0.20	0.12	0.08	0.03
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41	0.41	0.41	0.41	0.41
Total annual fund operating expenses	0.88	1.66	1.58	1.21	0.88	0.59	0.54
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.78	1.56	1.48	1.11	0.78	0.49	0.44
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds Target Date Retirement Series / Prospectus 19

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$650	$830	$1,025	$1,588
R-1	159	514	893	1,957
R-2	151	489	851	1,870
R-3	113	374	655	1,457
R-4	80	271	478	1,075
R-5	50	179	319	728
R-6	45	163	292	667

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

American Funds Target Date Retirement Series / Prospectus 20

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds Target Date Retirement Series / Prospectus 21

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Target Date Retirement Series / Prospectus 22

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A	2/1/2007	–8.16%	–0.91%

Share classes	Inception date	1 year	Lifetime
R-1	2/1/2007	–3.40%	–0.47%
R-2	2/1/2007	–3.28	–0.46
R-3	2/1/2007	–2.91	–0.06
R-4	2/1/2007	–2.70	0.26
R-5	2/1/2007	–2.31	0.58
R-6	7/27/2009	–2.28	10.06

Indexes	1 year	Lifetime (from Class A inception
S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	–0.67%
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–13.71	–3.30
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84	6.63

American Funds Target Date Retirement Series / Prospectus 23

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board	6 years (since the series’ inception)	Senior Vice President – Fixed Income, Capital Research and Management Company
Alan N. Berro Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	1 year	Senior Vice President – Fixed Income, Capital Research Company
Andrew B. Suzman Senior Vice President	1 year	Senior Vice President – Capital World Investors
Bradley J. Vogt Senior Vice President	1 year	Senior Vice President – Capital Research Global Investors

Purchase and sale of fund shares

The minimum amount to establish an IRA account is $250 and the minimum to add to an account is $50.

For a payroll deduction retirement plan account or payroll deduction IRA, the minimum is $25 to establish or add to an account.

For IRAs, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-4225; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this prospectus. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts and IRAs are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

American Funds Target Date Retirement Series / Prospectus 24

American Funds 2035 Target Date Retirement Fund

Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 77 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.22	0.99	0.75	0.50	0.25	none	none
Other expenses	0.15	0.16	0.32	0.20	0.12	0.07	0.03
Acquired (underlying) fund fees and expenses	0.40	0.40	0.40	0.40	0.40	0.40	0.40
Total annual fund operating expenses	0.87	1.65	1.57	1.20	0.87	0.57	0.53
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.77	1.55	1.47	1.10	0.77	0.47	0.43
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds Target Date Retirement Series / Prospectus 25

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$649	$827	$1,020	$1,577
R-1	158	511	888	1,946
R-2	150	486	846	1,859
R-3	112	371	650	1,446
R-4	79	268	472	1,063
R-5	48	173	308	704
R-6	44	160	286	655

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

American Funds Target Date Retirement Series / Prospectus 26

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds Target Date Retirement Series / Prospectus 27

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Target Date Retirement Series / Prospectus 28

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A	2/1/2007	–7.97%	–0.88%

Share classes	Inception date	1 year	Lifetime
R-1	2/1/2007	–3.14%	–0.45%
R-2	2/1/2007	–3.13	–0.44
R-3	2/1/2007	–2.76	–0.04
R-4	2/1/2007	–2.45	0.29
R-5	2/1/2007	–2.16	0.59
R-6	7/13/2009	–2.13	13.47

Indexes	1 year	Lifetime (from Class A inception
S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	–0.67%
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–13.71	–3.30
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84	6.63

American Funds Target Date Retirement Series / Prospectus 29

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board	6 years (since the series’ inception)	Senior Vice President – Fixed Income, Capital Research and Management Company
Alan N. Berro Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	1 year	Senior Vice President – Fixed Income, Capital Research Company
Andrew B. Suzman Senior Vice President	1 year	Senior Vice President – Capital World Investors
Bradley J. Vogt Senior Vice President	1 year	Senior Vice President – Capital Research Global Investors

Purchase and sale of fund shares

The minimum amount to establish an IRA account is $250 and the minimum to add to an account is $50.

For a payroll deduction retirement plan account or payroll deduction IRA, the minimum is $25 to establish or add to an account.

For IRAs, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-4225; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this prospectus. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts and IRAs are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

American Funds Target Date Retirement Series / Prospectus 30

American Funds 2030 Target Date Retirement Fund

Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 77 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.22	0.99	0.75	0.50	0.25	none	none
Other expenses	0.15	0.15	0.32	0.19	0.12	0.07	0.03
Acquired (underlying) fund fees and expenses	0.40	0.40	0.40	0.40	0.40	0.40	0.40
Total annual fund operating expenses	0.87	1.64	1.57	1.19	0.87	0.57	0.53
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.77	1.54	1.47	1.09	0.77	0.47	0.43
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds Target Date Retirement Series / Prospectus 31

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$649	$827	$1,020	$1,577
R-1	157	508	882	1,935
R-2	150	486	846	1,859
R-3	111	368	645	1,434
R-4	79	268	472	1,063
R-5	48	173	308	704
R-6	44	160	286	655

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

American Funds Target Date Retirement Series / Prospectus 32

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds Target Date Retirement Series / Prospectus 33

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Target Date Retirement Series / Prospectus 34

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A	2/1/2007	–7.76%	–0.81%

Share classes	Inception date	1 year	Lifetime
R-1	2/1/2007	–2.88%	–0.36%
R-2	2/1/2007	–2.73	–0.36
R-3	2/1/2007	–2.37	0.05
R-4	2/1/2007	–2.03	0.39
R-5	2/1/2007	–1.86	0.67
R-6	7/13/2009	–1.82	13.51

Indexes	1 year	Lifetime (from Class A inception
S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	–0.67%
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–13.71	–3.30
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84	6.63

American Funds Target Date Retirement Series / Prospectus 35

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board	6 years (since the series’ inception)	Senior Vice President – Fixed Income, Capital Research and Management Company
Alan N. Berro Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	1 year	Senior Vice President – Fixed Income, Capital Research Company
Andrew B. Suzman Senior Vice President	1 year	Senior Vice President – Capital World Investors
Bradley J. Vogt Senior Vice President	1 year	Senior Vice President – Capital Research Global Investors

Purchase and sale of fund shares

The minimum amount to establish an IRA account is $250 and the minimum to add to an account is $50.

For a payroll deduction retirement plan account or payroll deduction IRA, the minimum is $25 to establish or add to an account.

For IRAs, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-4225; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this prospectus. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts and IRAs are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

American Funds Target Date Retirement Series / Prospectus 36

American Funds 2025 Target Date Retirement Fund

Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 77 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.23	1.00	0.75	0.50	0.25	none	none
Other expenses	0.14	0.15	0.32	0.20	0.12	0.07	0.03
Acquired (underlying) fund fees and expenses	0.39	0.39	0.39	0.39	0.39	0.39	0.39
Total annual fund operating expenses	0.86	1.64	1.56	1.19	0.86	0.56	0.52
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.76	1.54	1.46	1.09	0.76	0.46	0.42
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds Target Date Retirement Series / Prospectus 37

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$648	$824	$1,015	$1,566
R-1	157	508	882	1,935
R-2	149	483	840	1,848
R-3	111	368	645	1,434
R-4	78	264	467	1,052
R-5	47	169	303	692
R-6	43	157	281	643

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

American Funds Target Date Retirement Series / Prospectus 38

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds Target Date Retirement Series / Prospectus 39

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Target Date Retirement Series / Prospectus 40

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A	2/1/2007	–6.99%	–0.85%

Share classes	Inception date	1 year	Lifetime
R-1	2/1/2007	–2.04%	–0.40%
R-2	2/1/2007	–1.99	–0.40
R-3	2/1/2007	–1.61	0.02
R-4	2/1/2007	–1.30	0.34
R-5	2/1/2007	–1.01	0.63
R-6	7/13/2009	–0.97	13.26

Indexes	1 year	Lifetime (from Class A inception
S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	–0.67%
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–13.71	–3.30
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84	6.63

American Funds Target Date Retirement Series / Prospectus 41

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board	6 years (since the series’ inception)	Senior Vice President – Fixed Income, Capital Research and Management Company
Alan N. Berro Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	1 year	Senior Vice President – Fixed Income, Capital Research Company
Andrew B. Suzman Senior Vice President	1 year	Senior Vice President – Capital World Investors
Bradley J. Vogt Senior Vice President	1 year	Senior Vice President – Capital Research Global Investors

Purchase and sale of fund shares

The minimum amount to establish an IRA account is $250 and the minimum to add to an account is $50.

For a payroll deduction retirement plan account or payroll deduction IRA, the minimum is $25 to establish or add to an account.

For IRAs, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-4225; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this prospectus. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts and IRAs are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

American Funds Target Date Retirement Series / Prospectus 42

American Funds 2020 Target Date Retirement Fund

Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 77 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.23	1.00	0.75	0.50	0.25	none	none
Other expenses	0.14	0.15	0.32	0.19	0.12	0.07	0.02
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	0.84	1.62	1.54	1.16	0.84	0.54	0.49
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.74	1.52	1.44	1.06	0.74	0.44	0.39
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds Target Date Retirement Series / Prospectus 43

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$646	$818	$1,005	$1,544
R-1	155	501	872	1,914
R-2	147	477	830	1,826
R-3	108	359	629	1,400
R-4	76	258	456	1,028
R-5	45	163	292	667
R-6	40	147	264	606

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

American Funds Target Date Retirement Series / Prospectus 44

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds Target Date Retirement Series / Prospectus 45

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuer is domiciled or operates, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Target Date Retirement Series / Prospectus 46

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A	2/1/2007	–4.99%	–0.46%

Share classes	Inception date	1 year	Lifetime
R-1	2/1/2007	0.06%	0.01%
R-2	2/1/2007	0.10	0.02
R-3	2/1/2007	0.46	0.42
R-4	2/1/2007	0.77	0.75
R-5	2/1/2007	1.06	1.04
R-6	7/13/2009	1.10	12.98

Indexes	1 year	Lifetime (from Class A inception
S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	–0.67%
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–13.71	–3.30
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84	6.63

American Funds Target Date Retirement Series / Prospectus 47

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board	6 years (since the series’ inception)	Senior Vice President – Fixed Income, Capital Research and Management Company
Alan N. Berro Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	1 year	Senior Vice President – Fixed Income, Capital Research Company
Andrew B. Suzman Senior Vice President	1 year	Senior Vice President – Capital World Investors
Bradley J. Vogt Senior Vice President	1 year	Senior Vice President – Capital Research Global Investors

Purchase and sale of fund shares

The minimum amount to establish an IRA account is $250 and the minimum to add to an account is $50.

For a payroll deduction retirement plan account or payroll deduction IRA, the minimum is $25 to establish or add to an account.

For IRAs, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-4225; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this prospectus. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts and IRAs are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

American Funds Target Date Retirement Series / Prospectus 48

American Funds 2015 Target Date Retirement Fund

Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 77 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.24	1.00	0.75	0.50	0.25	none	none
Other expenses	0.15	0.15	0.32	0.20	0.12	0.07	0.03
Acquired (underlying) fund fees and expenses	0.34	0.34	0.34	0.34	0.34	0.34	0.34
Total annual fund operating expenses	0.83	1.59	1.51	1.14	0.81	0.51	0.47
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.73	1.49	1.41	1.04	0.71	0.41	0.37
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds Target Date Retirement Series / Prospectus 49

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$645	$815	$1,000	$1,533
R-1	152	492	856	1,881
R-2	144	467	814	1,793
R-3	106	352	618	1,377
R-4	73	249	440	992
R-5	42	153	275	631
R-6	38	141	253	582

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

American Funds Target Date Retirement Series / Prospectus 50

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds Target Date Retirement Series / Prospectus 51

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages the underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Target Date Retirement Series / Prospectus 52

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A	2/1/2007	–4.03%	0.09%

Share classes	Inception date	1 year	Lifetime
R-1	2/1/2007	1.13%	0.57%
R-2	2/1/2007	1.30	0.61
R-3	2/1/2007	1.66	0.99
R-4	2/1/2007	1.97	1.32
R-5	2/1/2007	2.26	1.64
R-6	7/13/2009	2.31	12.56

Indexes	1 year	Lifetime (from Class A inception
S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	–0.67%
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–13.71	–3.30
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84	6.63

American Funds Target Date Retirement Series / Prospectus 53

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board	6 years (since the series’ inception)	Senior Vice President – Fixed Income, Capital Research and Management Company
Alan N. Berro Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	1 year	Senior Vice President – Fixed Income, Capital Research Company
Andrew B. Suzman Senior Vice President	1 year	Senior Vice President – Capital World Investors
Bradley J. Vogt Senior Vice President	1 year	Senior Vice President – Capital Research Global Investors

Purchase and sale of fund shares

The minimum amount to establish an IRA account is $250 and the minimum to add to an account is $50.

For a payroll deduction retirement plan account or payroll deduction IRA, the minimum is $25 to establish or add to an account.

For IRAs, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-4225; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this prospectus. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts and IRAs are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

American Funds Target Date Retirement Series / Prospectus 54

American Funds 2010 Target Date Retirement Fund

Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 77 of the prospectus and on page 71 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.24	1.00	0.75	0.50	0.25	none	none
Other expenses	0.15	0.15	0.33	0.20	0.12	0.07	0.03
Acquired (underlying) fund fees and expenses	0.33	0.33	0.33	0.33	0.33	0.33	0.33
Total annual fund operating expenses	0.82	1.58	1.51	1.13	0.80	0.50	0.46
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.72	1.48	1.41	1.03	0.70	0.40	0.36
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds Target Date Retirement Series / Prospectus 55

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$644	$812	$995	$1,521
R-1	151	489	851	1,870
R-2	144	467	814	1,793
R-3	105	349	613	1,366
R-4	72	245	434	980
R-5	41	150	270	619
R-6	37	138	248	569

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

American Funds Target Date Retirement Series / Prospectus 56

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund’s investment allocation will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds Target Date Retirement Series / Prospectus 57

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages the underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Target Date Retirement Series / Prospectus 58

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A	2/1/2007	–2.63%	0.44%

Share classes	Inception date	1 year	Lifetime
R-1	2/1/2007	2.62%	0.94%
R-2	2/1/2007	2.68	0.94
R-3	2/1/2007	3.03	1.34
R-4	2/1/2007	3.36	1.67
R-5	2/1/2007	3.76	1.99
R-6	7/13/2009	3.71	12.64

Indexes	1 year	Lifetime (from Class A inception
S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	–0.67%
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–13.71	–3.30
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84	6.63

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board	6 years (since the series’ inception)	Senior Vice President – Fixed Income, Capital Research and Management Company
Alan N. Berro Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	6 years (since the series’ inception)	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	1 year	Senior Vice President – Fixed Income, Capital Research Company
Andrew B. Suzman Senior Vice President	1 year	Senior Vice President – Capital World Investors
Bradley J. Vogt Senior Vice President	1 year	Senior Vice President – Capital Research Global Investors

American Funds Target Date Retirement Series / Prospectus 59

Purchase and sale of fund shares

The minimum amount to establish an IRA account is $250 and the minimum to add to an account is $50.

For a payroll deduction retirement plan account or payroll deduction IRA, the minimum is $25 to establish or add to an account.

For IRAs, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-4225; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this prospectus. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts and IRAs are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

American Funds Target Date Retirement Series / Prospectus 60

Investment objectives, strategies and risks

Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds in the series.

The investment objectives, strategies and risks of each fund are summarized below:

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. For example, the 2055 Fund, a fund with more years before its target date, will emphasize growth more than a fund closer to its target date such as the 2010 Fund. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. In this way, each fund seeks to balance total return and stability over time. These objectives may be modified by the series’ board of trustees without shareholder approval.

Each fund’s investment objective is subject to change only upon 60 days’ written notice to shareholders. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund, and bond funds. Further, the fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

To the extent a fund invests in one or more underlying American Funds, it will invest in Class R-6 shares of such underlying funds. Class R-6 shares have relatively low expenses, which reduce overall fund expenses. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. In addition to investing in a mix of American Funds, each fund may also invest in funds in the American Funds Insurance Series or other funds managed by Capital Research and Management Company and its affiliates, subject to obtaining any necessary regulatory approvals and notifying shareholders in advance.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage each fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, each fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of each fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that each fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the funds and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Each fund may, from time to time, take temporary defensive positions by holding all, or a significant portion, of its assets in cash, money market instruments, shares of money market funds or other securities that may be deemed appropriate by the fund’s investment adviser.

American Funds Target Date Retirement Series / Prospectus 61

Target Fund allocations

The following table details the percentage allocation of each fund to the underlying American Funds as of January 1, 2013.*

	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010
Growth
AMCAP Fund®	7%	7%	7%	7%	7%	7%	6%	4%	4%	2%
EuroPacific Growth Fund®	4	4	4	4	4	4	4	3	3	0
The Growth Fund of America®	7	7	7	7	7	7	6	4	3	1
The New Economy Fund®	4	4	4	4	4	4	3	0	0	0
New Perspective Fund®	7	7	7	7	7	7	7	5	5	2
New World Fund®	4	4	4	4	4	4	3	1	0	0
SMALLCAP World Fund®	7	7	7	7	7	7	6	3	0	0
Growth allocation	40	40	40	40	40	40	35	20	15	5
Growth-and-Income
American Mutual Fund®	8%	8%	8%	8%	7%	6%	6%	6%	6%	6%
Capital World Growth and Income FundSM	7	7	7	7	6	5	5	5	5	4
Fundamental InvestorsSM	8	8	8	8	7	6	6	6	5	4
International Growth and Income FundSM	4	4	4	4	4	3	3	3	2	1
The Investment Company of America®	9	9	9	9	8	7	7	7	6	5
Washington Mutual Investors FundSM	9	9	9	9	8	8	8	8	6	5
Growth-and-Income allocation	45	45	45	45	40	35	35	35	30	25
Equity-Income and Balanced
American Balanced Fund®	4%	4%	4%	4%	5%	8%	8%	8%	8%	7%
Capital Income Builder®	3	3	3	3	5	6	6	6	6	9
The Income Fund of America®	3	3	3	3	5	6	6	6	6	9
Equity-Income and Balanced allocation	10	10	10	10	15	20	20	20	20	25
Bond
American Funds Mortgage FundSM	0%	0%	0%	0%	0%	0%	0%	5%	5%	10%
American High-Income Trust®	0	0	0	0	0	0	0	0	0	5
The Bond Fund of America®	0	0	0	0	0	0	0	0	5	10
Capital World Bond Fund®	0	0	0	0	0	0	0	5	5	5
Intermediate Bond Fund of America®	0	0	0	0	0	0	0	5	10	10
U.S. Government Securities Fund®	5	5	5	5	5	5	10	10	10	5
Bond allocation	5	5	5	5	5	5	10	25	35	45
*	The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying investments.

American Funds Target Date Retirement Series / Prospectus 62

Investments in each fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to, or in retirement, each fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are further from retirement, there is a risk a fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Because each fund's investments are concentrated in the underlying funds, each fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by an underlying fund may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

The income provided by income-oriented stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) held by an underlying fund may be reduced by changes in the dividend policies of the companies in which the underlying fund invests and the capital resources available for dividend payments at such companies.

These risks will be more significant for a fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

The prices of, and the income generated by, most bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in an underlying fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in an underlying fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Certain of the underlying funds invest in lower quality debt securities (rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the underlying fund's investment adviser, or unrated but determined to be of equivalent quality by the underlying fund's investment adviser), including those of issuers domiciled outside the U.S. Such securities are sometimes referred to as “junk bonds.”Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. As a result, the value of the underlying fund may be similarly affected.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

The average maturities of the securities in which each underlying bond fund invests will vary from short term to long term. The underlying bond funds invest in debt securities using a range of quality standards. For more information, please refer to “Information regarding the underlying funds” section of this prospectus.

The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuer is domiciled or operates, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, an underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Target Date Retirement Series / Prospectus 63

Fund comparative indexes The investment results tables in this prospectus show how the fund’s average annual total returns compare with various broad measures of market results. The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

American Funds Target Date Retirement Series / Prospectus 64

Information regarding the underlying funds

The investment objectives and principal investment strategies of the underlying funds are summarized below and on the following pages. They should not be construed as an offer to purchase the underlying funds. Underlying fund information is as of the most recent underlying fund prospectus prior to the date of this prospectus. For additional and more current information regarding the underlying funds, investors should read the current prospectuses and statements of additional information of the underlying funds.

Each fund will invest in some, but not all, of the underlying funds listed below. Some underlying funds may not be underlying investments for any fund, while others may serve as underlying investments for multiple funds.

The fund relies on the professional judgment of the investment adviser to the fund and to the underlying funds to make decisions about the underlying fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Underlying funds – Growth funds

AMCAP Fund The fund’s investment objective is to provide you with long-term growth of capital.

The fund invests primarily in common stocks of U.S. companies that have solid long-term growth records and the potential for good future growth.

EuroPacific Growth Fund The fund’s investment objective is to provide you with long-term growth of capital.

The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of Europe if it is part of the MSCI European indexes, and part of the Pacific Basin if any of its borders touches the Pacific Ocean. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with emerging or developing economies and/or markets.

The Growth Fund of America The fund’s investment objective is to provide you with growth of capital.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in securities of issuers domiciled outside the United States.

The New Economy Fund The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

The fund seeks to achieve its objectives by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

In pursuing its investment objectives, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest a significant portion of its assets in issuers based outside the United States, including those based in emerging and developing countries.

New Perspective Fund The fund’s primary investment objective is to provide you with long-term growth of capital. Future income is a secondary objective.

The fund seeks to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships by investing in common stocks of companies located around the world.

In pursuing its primary investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. In pursuing its secondary objective, the fund invests in common stocks of companies with the potential to pay dividends in the future.

New World Fund The fund’s investment objective is long-term capital appreciation.

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. Many of these countries may be referred to as emerging countries or emerging markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser will consider such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

American Funds Target Date Retirement Series / Prospectus 65

SMALLCAP World Fund The fund’s investment objective is to provide you with long-term growth of capital.

Normally the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. Because of this, the fund may have less than 80% of its net assets in small market capitalization stocks at any given time. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States, including in emerging markets.

Underlying funds – Growth-and-income funds

American Mutual Fund The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends appear to be sustainable. The fund invests primarily in securities of issuers domiciled in the United States and Canada.

The fund’s equity investments are limited to securities of companies that are included on its eligible list. In light of the fund’s investment objectives and policies, securities are added to, or deleted from, the eligible list by the fund’s board of trustees after reviewing and acting upon the recommendations of the fund’s investment adviser. The investment adviser bases its recommendations on a number of factors, such as the fund’s investment objectives and policies, whether a company is considered a leader in its industry and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund may also invest in bonds and other debt securities, including those issued by the U.S. government and by federal agencies and instrumentalities. Debt securities purchased by the fund are rated investment grade or better or determined by the fund’s investment adviser to be of equivalent quality.

Capital World Growth and Income Fund The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies. Under normal market circumstances the fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States, including those based in developing countries.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

Fundamental Investors The fund’s investment objective is to achieve long-term growth of capital and income.

The fund seeks to invest primarily in common stocks of companies that appear to offer superior opportunities for capital growth and most of which have a history of paying dividends. In addition, the fund may invest significantly in securities of issuers domiciled outside the United States.

International Growth and Income Fund The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including in emerging and developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States and cash and cash equivalents. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends.

The Investment Company of America The fund’s investment objectives are to achieve long-term growth of capital and income.

The fund invests primarily in common stocks, most of which have a history of paying dividends. The fund’s investments are limited to securities of companies that are included on its eligible list. In light of the fund’s investment objectives and policies, securities are added to, or deleted from, the eligible list by the fund’s board of trustees after reviewing and acting upon the recommendations of the fund’s investment adviser. The investment adviser bases its recommendations on a number of factors, such as the fund’s investment objectives and policies, whether a company is considered a leader in its industry and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. In the selection of common stocks and other securities for investment, potential for capital appreciation and future dividends are given more weight than current yield.

The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

American Funds Target Date Retirement Series / Prospectus 66

Washington Mutual Investors Fund The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to Standard & Poor’s 500 Composite Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court’s Legal List procedure, which was in effect for many years. The fund has an “Eligible List” — based on the Investment Standards and approved by the fund’s board of trustees — of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the issuers on the Eligible List. The investment adviser monitors the Eligible List and makes recommendations to the board of trustees regarding changes necessary for continued compliance with the fund’s Investment Standards.

Underlying funds – Equity-income and balanced funds

American Balanced Fund The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.

The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. The fund invests in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities of issuers domiciled outside the United States.

Normally the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Capital Income Builder The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The Income Fund of America The fund’s investment objectives are to provide you with current income while secondarily striving for capital growth.

Normally the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States, including issuers in emerging and developing countries. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

American Funds Target Date Retirement Series / Prospectus 67

Underlying funds – Bond funds

American Funds Mortgage Fund The fund’s investment objective is to provide current income and preservation of capital.

Normally at least 80% of the fund’s assets will be invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The fund will invest primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest a portion of its assets in debt issued by federal agencies. Each contract for future delivery is normally of short duration and is replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

American High-Income Trust The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The Bond Fund of America The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets.

The fund may also invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund’s current practice is not to invest more than 10% of its assets in debt securities rated Ba1 and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser or in debt securities that are unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated Ba1 and BB+ or below are sometimes referred to as “junk bonds.”

Capital World Bond Fund The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Under normal market circumstances, the fund will invest at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally the fund’s debt obligations will consist substantially of investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

American Funds Target Date Retirement Series / Prospectus 68

Intermediate Bond Fund of America The fund’s investment objective is to provide you with current income consistent with the maturity and quality standards described in its prospectus and preservation of capital.

The fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average maturity of no less than three years and no greater than five years under normal market conditions. The fund invests primarily in bonds and other debt securities with quality ratings of A– or better or A3 or better (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in bonds and other debt securities rated in the BBB or Baa rating category (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or in unrated securities determined to be of equivalent quality by the fund’s investment adviser.

The fund primarily invests in intermediate-term debt securities denominated in U.S. dollars. These include securities issued and guaranteed by the U.S. government, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies, and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in mortgage-backed securities issued by private issuers and asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

U.S. Government Securities Fund The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.

Normally the fund’s assets will be invested primarily in securities that are guaranteed or sponsored by the U.S. government, including bonds and other debt securities denominated in U.S. dollars. The fund may also invest in mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

American Funds Target Date Retirement Series / Prospectus 69

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the funds and other funds, including the underlying American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds. The total management fee paid by each fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the investment advisory and service agreement by the series' board of trustees is contained in the series' semi-annual report to shareholders for the fiscal period ended April 30, 2012.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions make investment decisions on an independent basis and include Capital World Investors, Capital Research Global Investors and a third equity investment division.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority under the exemptive order.

Portfolio holdings Portfolio holdings information for each fund in the series is available on the American Funds website at americanfunds.com. A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

Multiple Portfolio Counselor System® for the underlying funds Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of an underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

American Funds Target Date Retirement Series / Prospectus 70

Portfolio management for the series Capital Research and Management Company is the investment adviser to the American Funds Target Date Retirement Series. For each fund in the series, the Portfolio Oversight Committee develops the allocation approach and selects the underlying funds.

The table below shows the investment experience and role in management for each of the series’ investment professionals.

Investment professional	Investment experience	Experience in this series	Role in management of the series
John H. Smet	Investment professional for 31 years in total; 29 years with Capital Research and Management Company or affiliate	6 years (since the series’ inception)	Serves as a member of the Portfolio Oversight Committee
Alan N. Berro	Investment professional for 27 years in total; 22 years with Capital Research and Management Company or affiliate	6 years (since the series’ inception)	Serves as a member of the Portfolio Oversight Committee
James B. Lovelace	Investment professional for 31 years, all with Capital Research and Management Company or affiliate	6 years (since the series’ inception)	Serves as a member of the Portfolio Oversight Committee
Wesley K.-S. Phoa	Investment professional for 19 years in total; 14 years with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee
Andrew B. Suzman	Investment professional for 20 years, all with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee
Bradley J. Vogt	Investment professional for 25 years, all with Capital Research and Management Company or affiliate	1 year	Serves as a member of the Portfolio Oversight Committee

Information regarding the investment professionals’ compensation, their ownership of securities in the series and other accounts they manage is in the statement of additional information.

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer or retirement plan recordkeeper for more information.

American Funds Target Date Retirement Series / Prospectus 71

Shareholder information

Shareholder services American Funds Service Company, the fund‘s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the series’ statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. These documents are available by writing to or calling American Funds Service Company.

American Funds Target Date Retirement Series / Prospectus 72

Unless otherwise noted, references to Class R shares on the following pages refer to Class R-1, R-2, R-3, R-4, R-5 and R-6 shares.

Purchase, exchange and sale of shares

The series’ transfer agent, on behalf of the series and American Funds Distributors,® the series’ distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person's identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the series and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of each fund in the series is calculated based upon the net asset values of the underlying funds in which each fund invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the underlying funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying fund’s securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A shares.

Purchase of Class A shares Tax-deferred plans and investors wishing to establish an individual retirement account (IRA) generally may open an account and purchase Class A shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund’s adviser. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, and SIMPLE IRAs.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A shares unless it was invested in Class A shares before January 1, 2009.

American Funds Target Date Retirement Series / Prospectus 73

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, each fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

Exchange Generally, you may exchange your shares for shares of the same class of other funds in the series or other American Funds without a sales charge. Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge.

See “Transactions by telephone, fax or the Internet” under the section “How to sell shares” in this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial adviser (certain charges may apply)

• Shares held for you in your dealer’s name must be sold through the dealer.

Writing to American Funds Service Company

• Requests must be signed by the registered shareholder(s).

• A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

• American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine® and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.
•	Checks must be made payable to the registered shareholder.
•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier’s checks) for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the series’ board of trustees.

Transactions by telephone, fax or the Internet Generally, IRA and other individual type retirement account shareholders are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the series, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the series may be liable for losses due to unauthorized or fraudulent instructions.

American Funds Target Date Retirement Series / Prospectus 74

Frequent trading of fund shares The series and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds in the series are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to one or more of the funds and less efficient management of one or more funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the series or American Funds Distributors has determined could involve actual or potential harm to one or more of the funds, may be rejected.

The series’ board determined not to adopt the purchase blocking policy currently employed by the other American Funds. The board made this decision because the nature of the funds does not lend itself to abusive market timing activities. However, American Funds Service Company will monitor for frequent trading in the funds’ shares, and all transactions in fund shares are subject to the right of the series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

Distributions and taxes

Dividends and distributions The fund intends to distribute dividends, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to shareholders will be automatically reinvested.

Taxes on dividends and distributions Dividends and capital gains distributed by each fund to tax-deferred retirement plan accounts and IRAs are not currently taxable.

Taxes on transactions Exchanges within tax-favored retirement plan accounts and IRAs will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Please see your tax adviser for more information.

American Funds Target Date Retirement Series / Prospectus 75

Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the fund in which you invest and the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by IRA and individual type retirement account shareholders on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, IRA and other individual type retirement account investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

•	investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds; and
•	certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” under the section “Sales charge reductions and waivers” in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

American Funds Target Date Retirement Series / Prospectus 76

Sales charge reductions and waivers

To receive a reduction in your Class A initial sales charge, you must let your financial adviser or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your adviser or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial adviser.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer’s affiliates may combine all of their American Funds investments to reduce their Class A sales charge. IRA and other individual-type retirement account shareholders, as well as their “immediate family” (their spouse — or equivalent if recognized under local law — and their children under the age of 21) may combine all of their American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series, American Funds Portfolio SeriesSM and American Funds College Target Date SeriesSM may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by IRA and other individual type retirement account shareholders and their immediate family (see above) may be aggregated if made for their own account(s) and/or certain other accounts, such as:

•	trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);
•	solely controlled business accounts; and
•	single-participant retirement plans.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual type accounts.

Concurrent purchases Simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) may be combined to qualify for a reduced Class A sales charge. IRA and other individual type retirement account shareholders may also combine purchases for gifts upon request.

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s or recordkeeper’ capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

Upon their request, IRA and other individual-type retirement account shareholders who make a gift of shares may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

Right of reinvestment If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. This paragraph does not apply to certain rollover investments described under “Rollovers from retirement plans to IRAs” in this prospectus.

American Funds Target Date Retirement Series / Prospectus 77

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A shares in the case of IRA and other individual type retirement account investments may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;
•	tax-free returns of excess contributions to IRAs;
•	redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);
•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and
•	the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):
—	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and
—	if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A contingent deferred sales charge waived, you must inform your adviser or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

American Funds Target Date Retirement Series / Prospectus 78

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

•	rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
•	rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

—   the assets being rolled over were invested in American Funds at the time of distribution; and

—   the rolled over assets are contributed to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Plans of distribution

Each fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the series’ board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.30%	Class A shares
0.50	R-4 shares
0.75%	R-3 shares
1.00%	R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of the fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment.

American Funds Target Date Retirement Series / Prospectus 79

Other compensation to dealers

American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case will exceed the sum of (a) .10% of the previous year’s American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2011, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisers and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial adviser and review carefully any disclosure by your financial adviser’s firm as to compensation received.

Fund expenses

To the extent a fund invests in underlying American Funds, it will invest in Class R-6 shares of the underlying funds. Accordingly, fees and expenses of the underlying funds reflect current expenses of the Class R-6 shares of the underlying funds.

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to the series’ investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

	Payments to affiliated entities	Payments to unaffiliated entities
Class A	0.10% of assets	0.10% of assets
Class R-1	0.10% of assets	0.10% of assets
Class R-2	0.15% of assets plus $27 per participant position[1] or 0.35% of assets[2]	0.25% of assets
Class R-3	0.10% of assets plus $12 per participant position[1] or 0.19% of assets[2]	0.15% of assets
Class R-4	0.10% of assets	0.10% of assets
Class R-5	0.05% of assets	0.05% of assets
Class R-6	none	none

1 Payment with respect to Recordkeeper Direct program.

2 Payment with respect to PlanPremier program.

American Funds Target Date Retirement Series / Prospectus 80

Financial highlights

The Financial Highlights table is intended to help you understand each fund’s results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see footnotes to the Annual Fund Operating Expenses table under “Fees and expenses of the funds” in this prospectus and the series’ annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose current report, along with the series’ financial statements, is included in the statement of additional information, which is available upon request.

		Income (loss) from investment operations[1]			Dividends and distributions
Net asset value, beginning of period		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds 2055 Target Date Retirement Fund
Class A:
10/31/2012	$11.14	$.18	$1.13	$1.31	$(.16)	$(.16)	$(.32)	$12.13	12.18%	$37,802.56%		.37%	.78%	1.59%
10/31/2011	11.12	.18	.06	.24	(.15)	(.07)	(.22)	11.14	2.11	19,454.76		.39	.79	1.57
10/31/2010[6,7]	10.00	.11	1.01	1.12	—	—	—	11.12	11.20	5,507	.89[8]	.36[8]	.78[8]	1.37[8]
Class R-1:
10/31/2012	11.05	.09	1.12	1.21	(.11)	(.16)	(.27)	11.99	11.24	358	1.29	1.12	1.53	.75
10/31/2011	11.05	.09	.08	.17	(.10)	(.07)	(.17)	11.05	1.43	83	1.51	1.16	1.56	.78
10/31/2010[6,7]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50	17	1.83[8]	1.16[8]	1.58[8]	.58[8]
Class R-2:
10/31/2012	11.04	.10	1.11	1.21	(.11)	(.16)	(.27)	11.98	11.30	26,862	1.29	1.10	1.51	.86
10/31/2011	11.06	.09	.08	.17	(.12)	(.07)	(.19)	11.04	1.43	13,280	1.48	1.11	1.51	.79
10/31/2010[6,7]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	2,466	1.68[8]	1.11[8]	1.53[8]	.60[8]
Class R-3:
10/31/2012	11.09	.14	1.12	1.26	(.14)	(.16)	(.30)	12.05	11.75	24,292.92		.73	1.14	1.25
10/31/2011	11.09	.13	.07	.20	(.13)	(.07)	(.20)	11.09	1.75	10,958	1.09	.74	1.14	1.13
10/31/2010[6,7]	10.00	.07	1.02	1.09	—	—	—	11.09	10.90	3,126	1.45[8]	.74[8]	1.16[8]	.95[8]
Class R-4:
10/31/2012	11.14	.17	1.14	1.31	(.16)	(.16)	(.32)	12.13	12.16	10,368.58		.39	.80	1.45
10/31/2011	11.11	.16	.09	.25	(.15)	(.07)	(.22)	11.14	2.14	3,155.77		.42	.82	1.45
10/31/2010[6,7]	10.00	.11	1.00	1.11	—	—	—	11.11	11.10	873	.89[8]	.42[8]	.84[8]	1.48[8]
Class R-5:
10/31/2012	11.18	.22	1.12	1.34	(.18)	(.16)	(.34)	12.18	12.45	7,080.30		.10	.51	1.90
10/31/2011	11.14	.22	.05	.27	(.16)	(.07)	(.23)	11.18	2.38	4,117.51		.11	.51	1.93
10/31/2010[6,7]	10.00	.15	.99	1.14	—	—	—	11.14	11.40	2,311	.45[8]	.12[8]	.54[8]	1.93[8]
Class R-6:
10/31/2012	11.19	.20	1.15	1.35	(.19)	(.16)	(.35)	12.19	12.48	1,800.24	.06		.47	1.69
10/31/2011	11.14	.14	.15	.29	(.17)	(.07)	(.24)	11.19	2.50	992.24	.06		.46	1.26
10/31/2010[6,7]	10.00	.13	1.01	1.14	—	—	—	11.14	11.40	107	.62[8]	.07[8]	.49[8]	1.66[8]

American Funds Target Date Retirement Series / Prospectus 81

		Income (loss) from investment operations[1]		Dividends and distributions
Net asset value, beginning of period		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds 2050 Target Date Retirement Fund
Class A:
10/31/2012	$ 9.04	$.16	$ .91	$ 1.07	$(.16)	$(.03)	$(.19)	$9.92	12.13%	$214,647.48%		.38%	.79%	1.67%
10/31/2011	9.13	.16	.05	.21	(.17)	(.13)	(.30)	9.04	2.18	168,621.49		.39	.79	1.75
10/31/2010	8.08	.15	1.12	1.27	(.15)	(.07)	(.22)	9.13	15.86	132,836.49		.39	.81	1.71
10/31/2009	7.14	.16	1.12	1.28	(.14)	(.20)	(.34)	8.08	19.33	83,597.47		.30	.75	2.34
10/31/2008	11.42	.20	(4.33)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.61)	38,350.44		.25	.67	2.07
Class R-1:
10/31/2012	8.88	.08	.91	.99	(.09)	(.03)	(.12)	9.75	11.36	3,554	1.26	1.16	1.57	.89
10/31/2011	9.00	.09	.03	.12	(.11)	(.13)	(.24)	8.88	1.39	3,052	1.28	1.13	1.53	1.02
10/31/2010	7.97	.09	1.10	1.19	(.09)	(.07)	(.16)	9.00	15.00	2,653	1.32	1.13	1.55	1.02
10/31/2009	7.08	.11	1.10	1.21	(.12)	(.20)	(.32)	7.97	18.28	1,994	1.47	1.09	1.54	1.66
10/31/2008	11.36	.09	(4.26)	(4.17)	(.10)	(.01)	(.11)	7.08	(37.07)	928	1.53	1.04	1.46	.95
Class R-2:
10/31/2012	8.90	.09	.90	.99	(.10)	(.03)	(.13)	9.76	11.29	144,578	1.19	1.09	1.50	.96
10/31/2011	9.00	.10	.04	.14	(.11)	(.13)	(.24)	8.90	1.51	116,947	1.19	1.09	1.49	1.05
10/31/2010	7.98	.08	1.11	1.19	(.10)	(.07)	(.17)	9.00	15.03	94,183	1.24	1.11	1.53	.99
10/31/2009	7.06	.10	1.12	1.22	(.10)	(.20)	(.30)	7.98	18.37	60,068	1.58	1.11	1.56	1.47
10/31/2008	11.36	.11	(4.29)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.15)	24,657	1.52	1.08	1.50	1.18
Class R-3:
10/31/2012	8.97	.12	.91	1.03	(.13)	(.03)	(.16)	9.84	11.75	121,222.81		.71	1.12	1.32
10/31/2011	9.06	.13	.04	.17	(.13)	(.13)	(.26)	8.97	1.86	88,952.82		.72	1.12	1.43
10/31/2010	8.02	.12	1.11	1.23	(.12)	(.07)	(.19)	9.06	15.53	71,732.84		.72	1.14	1.38
10/31/2009	7.10	.14	1.11	1.25	(.13)	(.20)	(.33)	8.02	18.81	57,379.96		.68	1.13	1.93
10/31/2008	11.40	.14	(4.30)	(4.16)	(.13)	(.01)	(.14)	7.10	(36.90)	24,154.94		.65	1.07	1.51
Class R-4:
10/31/2012	9.03	.16	.91	1.07	(.16)	(.03)	(.19)	9.91	12.15	67,836.48		.38	.79	1.65
10/31/2011	9.13	.16	.04	.20	(.17)	(.13)	(.30)	9.03	2.09	47,162.50		.40	.80	1.70
10/31/2010	8.07	.14	1.13	1.27	(.14)	(.07)	(.21)	9.13	15.97	33,539.50		.39	.81	1.68
10/31/2009	7.14	.15	1.12	1.27	(.14)	(.20)	(.34)	8.07	19.15	18,598.57		.35	.80	2.20
10/31/2008	11.43	.18	(4.31)	(4.13)	(.15)	(.01)	(.16)	7.14	(36.64)	7,121.56		.30	.72	1.87
Class R-5:
10/31/2012	9.09	.18	.92	1.10	(.18)	(.03)	(.21)	9.98	12.50	27,059.19		.09	.50	1.94
10/31/2011	9.18	.19	.04	.23	(.19)	(.13)	(.32)	9.09	2.43	20,117.19		.09	.49	2.00
10/31/2010	8.11	.17	1.13	1.30	(.16)	(.07)	(.23)	9.18	16.25	12,021.20		.09	.51	2.05
10/31/2009	7.17	.17	1.13	1.30	(.16)	(.20)	(.36)	8.11	19.50	8,656.25		.05	.50	2.42
10/31/2008	11.45	.22	(4.33)	(4.11)	(.16)	(.01)	(.17)	7.17	(36.43)	2,712.26		.02	.44	2.27
Class R-6:
10/31/2012	9.07	.17	.94	1.11	(.19)	(.03)	(.22)	9.96	12.57	14,317.14		.04	.45	1.82
10/31/2011	9.16	.19	.04	.23	(.19)	(.13)	(.32)	9.07	2.48	4,504.14		.04	.44	2.04
10/31/2010	8.08	.15	1.16	1.31	(.16)	(.07)	(.23)	9.16	16.37	3,679.14		.04	.46	1.77
10/31/2009[6,9]	7.00	.04	1.04	1.08	—	—	—	8.08	15.43	376.08		.01	.46	.50

American Funds Target Date Retirement Series / Prospectus 82

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds 2045 Target Date Retirement Fund
Class A:
10/31/2012	$ 9.21	$.16	$ .93	$ 1.09	$(.16)	$(.03)	$(.19)	$10.11	12.07%	$208,380.48%		.38%	.79%	1.66%
10/31/2011	9.27	.16	.04	.20	(.16)	(.10)	(.26)	9.21	2.15	157,029.49		.39	.79	1.74
10/31/2010	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.92	113,675.49		.39	.81	1.71
10/31/2009	7.15	.16	1.14	1.30	(.14)	(.15)	(.29)	8.16	19.28	68,878.48		.31	.76	2.26
10/31/2008	11.42	.19	(4.32)	(4.13)	(.14)	— [10]	(.14)	7.15	(36.60)	28,693.46		.26	.68	1.94
Class R-1:
10/31/2012	9.07	.08	.93	1.01	(.10)	(.03)	(.13)	9.95	11.24	5,200	1.26	1.16	1.57	.89
10/31/2011	9.13	.09	.05	.14	(.10)	(.10)	(.20)	9.07	1.46	4,011	1.29	1.14	1.54	.99
10/31/2010	8.07	.09	1.11	1.20	(.11)	(.03)	(.14)	9.13	15.05	3,407	1.31	1.13	1.55	1.01
10/31/2009	7.08	.09	1.14	1.23	(.09)	(.15)	(.24)	8.07	18.33	2,037	1.50	1.10	1.55	1.29
10/31/2008	11.36	.11	(4.29)	(4.18)	(.10)	— [10]	(.10)	7.08	(37.10)	562	1.54	1.03	1.45	1.13
Class R-2:
10/31/2012	9.05	.09	.92	1.01	(.10)	(.03)	(.13)	9.93	11.32	163,820	1.18	1.08	1.49	.96
10/31/2011	9.12	.10	.04	.14	(.11)	(.10)	(.21)	9.05	1.50	122,118	1.19	1.09	1.49	1.04
10/31/2010	8.05	.08	1.12	1.20	(.10)	(.03)	(.13)	9.12	15.02	94,602	1.24	1.11	1.53	.98
10/31/2009	7.07	.10	1.13	1.23	(.10)	(.15)	(.25)	8.05	18.39	55,895	1.63	1.11	1.56	1.44
10/31/2008	11.36	.10	(4.28)	(4.18)	(.11)	— [10]	(.11)	7.07	(37.14)	20,523	1.74	1.08	1.50	1.03
Class R-3:
10/31/2012	9.13	.13	.93	1.06	(.13)	(.03)	(.16)	10.03	11.83	143,406.81		.71	1.12	1.31
10/31/2011	9.20	.13	.04	.17	(.14)	(.10)	(.24)	9.13	1.76	101,208.82		.72	1.12	1.41
10/31/2010	8.11	.12	1.12	1.24	(.12)	(.03)	(.15)	9.20	15.48	75,383.84		.72	1.14	1.39
10/31/2009	7.11	.13	1.14	1.27	(.12)	(.15)	(.27)	8.11	18.90	52,582.98		.68	1.13	1.89
10/31/2008	11.40	.15	(4.31)	(4.16)	(.13)	— [10]	(.13)	7.11	(36.87)	20,938.99		.65	1.07	1.57
Class R-4:
10/31/2012	9.20	.16	.94	1.10	(.16)	(.03)	(.19)	10.11	12.20	71,907.48		.38	.79	1.63
10/31/2011	9.27	.16	.03	.19	(.16)	(.10)	(.26)	9.20	2.05	44,726.50		.40	.80	1.70
10/31/2010	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.89	30,605.50		.39	.81	1.69
10/31/2009	7.14	.16	1.15	1.31	(.14)	(.15)	(.29)	8.16	19.42	17,458.56		.33	.78	2.19
10/31/2008	11.43	.16	(4.31)	(4.15)	(.14)	— [10]	(.14)	7.14	(36.72)	6,394.59		.32	.74	1.71
Class R-5:
10/31/2012	9.27	.19	.93	1.12	(.18)	(.03)	(.21)	10.18	12.41	34,351.18		.08	.49	1.92
10/31/2011	9.32	.19	.05	.24	(.19)	(.10)	(.29)	9.27	2.49	23,175.19		.09	.49	1.98
10/31/2010	8.20	.18	1.13	1.31	(.16)	(.03)	(.19)	9.32	16.17	15,802.20		.09	.51	2.08
10/31/2009	7.17	.18	1.15	1.33	(.15)	(.15)	(.30)	8.20	19.77	12,154.24		.05	.50	2.47
10/31/2008	11.45	.20	(4.33)	(4.13)	(.15)	— [10]	(.15)	7.17	(36.51)	4,668.24		.02	.44	2.12
Class R-6
10/31/2012	9.24	.18	.95	1.13	(.19)	(.03)	(.22)	10.15	12.49	14,811.14		.04	.45	1.82
10/31/2011	9.29	.20	.04	.24	(.19)	(.10)	(.29)	9.24	2.55	5,696.15		.05	.45	2.05
10/31/2010	8.17	.14	1.17	1.31	(.16)	(.03)	(.19)	9.29	16.18	4,814.13		.04	.46	1.60
10/31/2009[6,9]	7.07	.02	1.08	1.10	—	—	—	8.17	15.56	50.14		.01	.46	.20

American Funds Target Date Retirement Series / Prospectus 83

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds 2040 Target Date Retirement Fund
Class A:
10/31/2012	$ 9.23	$.16	$ .92	$ 1.08	$(.16)	$(.03)	$(.19)	$10.12	12.05%	$396,860.47%		.37%	.78%	1.68%
10/31/2011	9.23	.17	.03	.20	(.16)	(.04)	(.20)	9.23	2.15	308,636.47		.37	.77	1.76
10/31/2010	8.13	.15	1.14	1.29	(.15)	(.04)	(.19)	9.23	15.94	237,418.48		.38	.80	1.71
10/31/2009	7.14	.17	1.14	1.31	(.15)	(.17)	(.32)	8.13	19.44	142,457.45		.30	.75	2.32
10/31/2008	11.42	.19	(4.32)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.65)	64,679.42		.26	.68	1.99
Class R-1:
10/31/2012	9.07	.09	.91	1.00	(.10)	(.03)	(.13)	9.94	11.25	10,580	1.25	1.15	1.56	.92
10/31/2011	9.08	.09	.04	.13	(.10)	(.04)	(.14)	9.07	1.40	8,811	1.28	1.13	1.53	.98
10/31/2010	8.02	.08	1.12	1.20	(.10)	(.04)	(.14)	9.08	15.04	7,287	1.31	1.12	1.54	.96
10/31/2009	7.07	.11	1.12	1.23	(.11)	(.17)	(.28)	8.02	18.38	4,044	1.40	1.09	1.54	1.54
10/31/2008	11.36	.11	(4.28)	(4.17)	(.11)	(.01)	(.12)	7.07	(37.12)	1,565	1.39	1.03	1.45	1.12
Class R-2:
10/31/2012	9.07	.09	.92	1.01	(.10)	(.03)	(.13)	9.95	11.37	279,898	1.17	1.07	1.48	.97
10/31/2011	9.09	.10	.03	.13	(.11)	(.04)	(.15)	9.07	1.48	216,000	1.18	1.08	1.48	1.07
10/31/2010	8.02	.08	1.13	1.21	(.10)	(.04)	(.14)	9.09	15.01	174,516	1.21	1.11	1.53	.99
10/31/2009	7.06	.10	1.13	1.23	(.10)	(.17)	(.27)	8.02	18.45	110,125	1.41	1.11	1.56	1.46
10/31/2008	11.36	.10	(4.28)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.17)	44,147	1.41	1.08	1.50	1.06
Class R-3:
10/31/2012	9.16	.13	.92	1.05	(.13)	(.03)	(.16)	10.05	11.78	262,484.80		.70	1.11	1.34
10/31/2011	9.17	.13	.04	.17	(.14)	(.04)	(.18)	9.16	1.76	195,629.81		.71	1.11	1.44
10/31/2010	8.08	.12	1.13	1.25	(.12)	(.04)	(.16)	9.17	15.58	155,028.82		.72	1.14	1.39
10/31/2009	7.11	.14	1.12	1.26	(.12)	(.17)	(.29)	8.08	18.81	106,089.89		.68	1.13	1.93
10/31/2008	11.40	.14	(4.29)	(4.15)	(.13)	(.01)	(.14)	7.11	(36.85)	52,383.85		.65	1.07	1.48
Class R-4:
10/31/2012	9.22	.16	.93	1.09	(.16)	(.03)	(.19)	10.12	12.17	152,850.47		.37	.78	1.66
10/31/2011	9.22	.17	.04	.21	(.17)	(.04)	(.21)	9.22	2.16	109,018.48		.38	.78	1.75
10/31/2010	8.12	.14	1.15	1.29	(.15)	(.04)	(.19)	9.22	15.94	84,031.49		.38	.80	1.69
10/31/2009	7.14	.16	1.13	1.29	(.14)	(.17)	(.31)	8.12	19.27	45,065.53		.35	.80	2.18
10/31/2008	11.43	.18	(4.32)	(4.14)	(.14)	(.01)	(.15)	7.14	(36.69)	15,292.51		.30	.72	1.91
Class R-5:
10/31/2012	9.28	.19	.94	1.13	(.19)	(.03)	(.22)	10.19	12.52	69,397.18		.08	.49	1.98
10/31/2011	9.28	.19	.04	.23	(.19)	(.04)	(.23)	9.28	2.38	56,123.18		.08	.48	2.04
10/31/2010	8.16	.17	1.15	1.32	(.16)	(.04)	(.20)	9.28	16.33	41,033.20		.09	.51	1.99
10/31/2009	7.17	.18	1.14	1.32	(.16)	(.17)	(.33)	8.16	19.61	24,830.22		.05	.50	2.51
10/31/2008	11.45	.20	(4.32)	(4.12)	(.15)	(.01)	(.16)	7.17	(36.47)	10,341.19		.02	.44	2.13
Class R-6
10/31/2012	9.26	.18	.94	1.12	(.19)	(.03)	(.22)	10.16	12.48	31,058.13		.03	.44	1.88
10/31/2011	9.25	.20	.04	.24	(.19)	(.04)	(.23)	9.26	2.54	14,616.13		.03	.43	2.09
10/31/2010	8.13	.16	1.16	1.32	(.16)	(.04)	(.20)	9.25	16.32	10,012.14		.04	.46	1.82
10/31/2009[6,11]	7.62	.03	.48	.51	—	—	—	8.13	6.69	2,179.05		.01	.46	.41

American Funds Target Date Retirement Series / Prospectus 84

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds 2035 Target Date Retirement Fund
Class A:
10/31/2012	$ 9.17	$.17	$ .91	$ 1.08	$(.17)	$(.03)	$(.20)	$10.05	12.08%	$436,995.47%		.37%	.77%	1.75%
10/31/2011	9.20	.17	.03	.20	(.17)	(.06)	(.23)	9.17	2.25	356,943.47		.37	.77	1.85
10/31/2010	8.11	.15	1.13	1.28	(.15)	(.04)	(.19)	9.20	15.83	287,023.49		.38	.80	1.79
10/31/2009	7.15	.17	1.12	1.29	(.15)	(.18)	(.33)	8.11	19.33	186,064.44		.30	.75	2.37
10/31/2008	11.42	.19	(4.32)	(4.13)	(.14)	—[10]	(.14)	7.15	(36.58)	94,123.40		.24	.66	2.01
Class R-1:
10/31/2012	9.00	.09	.90	.99	(.11)	(.03)	(.14)	9.85	11.21	12,657	1.25	1.14	1.54	.97
10/31/2011	9.04	.10	.04	.14	(.12)	(.06)	(.18)	9.00	1.50	9,846	1.27	1.12	1.52	1.10
10/31/2010	8.01	.09	1.10	1.19	(.12)	(.04)	(.16)	9.04	14.92	7,388	1.30	1.12	1.54	1.05
10/31/2009	7.07	.11	1.12	1.23	(.11)	(.18)	(.29)	8.01	18.45	3,805	1.36	1.07	1.52	1.49
10/31/2008	11.36	.12	(4.29)	(4.17)	(.12)	—[10]	(.12)	7.07	(37.07)	1,385	1.39	1.03	1.45	1.23
Class R-2:
10/31/2012	9.02	.10	.90	1.00	(.11)	(.03)	(.14)	9.88	11.29	336,285	1.17	1.07	1.47	1.04
10/31/2011	9.06	.11	.03	.14	(.12)	(.06)	(.18)	9.02	1.46	260,379	1.18	1.08	1.48	1.16
10/31/2010	8.01	.09	1.10	1.19	(.10)	(.04)	(.14)	9.06	15.01	216,478	1.21	1.10	1.52	1.07
10/31/2009	7.07	.11	1.11	1.22	(.10)	(.18)	(.28)	8.01	18.42	139,134	1.33	1.11	1.56	1.51
10/31/2008	11.36	.10	(4.28)	(4.18)	(.11)	—[10]	(.11)	7.07	(37.10)	58,095	1.30	1.08	1.50	1.08
Class R-3:
10/31/2012	9.11	.13	.90	1.03	(.14)	(.03)	(.17)	9.97	11.59	302,167.80		.70	1.10	1.40
10/31/2011	9.14	.14	.04	.18	(.15)	(.06)	(.21)	9.11	1.98	224,057.81		.71	1.11	1.51
10/31/2010	8.06	.13	1.12	1.25	(.13)	(.04)	(.17)	9.14	15.48	173,728.82		.71	1.13	1.48
10/31/2009	7.11	.14	1.12	1.26	(.13)	(.18)	(.31)	8.06	18.85	123,546.86		.68	1.13	1.97
10/31/2008	11.40	.15	(4.31)	(4.16)	(.13)	—[10]	(.13)	7.11	(36.86)	58,657.83		.65	1.07	1.57
Class R-4:
10/31/2012	9.17	.17	.90	1.07	(.17)	(.03)	(.20)	10.04	11.97	144,120.47		.37	.77	1.73
10/31/2011	9.19	.17	.04	.21	(.17)	(.06)	(.23)	9.17	2.26	104,803.48		.38	.78	1.83
10/31/2010	8.11	.15	1.12	1.27	(.15)	(.04)	(.19)	9.19	15.79	81,769.49		.38	.80	1.77
10/31/2009	7.14	.16	1.14	1.30	(.15)	(.18)	(.33)	8.11	19.45	46,878.52		.35	.80	2.29
10/31/2008	11.43	.18	(4.33)	(4.15)	(.14)	—[10]	(.14)	7.14	(36.70)	20,881.50		.31	.73	1.85
Class R-5:
10/31/2012	9.23	.19	.91	1.10	(.19)	(.03)	(.22)	10.11	12.33	77,847.17		.07	.47	2.01
10/31/2011	9.25	.20	.03	.23	(.19)	(.06)	(.25)	9.23	2.60	54,885.18		.08	.48	2.08
10/31/2010	8.15	.18	1.13	1.31	(.17)	(.04)	(.21)	9.25	16.08	39,971.19		.09	.51	2.12
10/31/2009	7.17	.18	1.14	1.32	(.16)	(.18)	(.34)	8.15	19.80	29,859.20		.05	.50	2.54
10/31/2008	11.45	.20	(4.33)	(4.13)	(.15)	—[10]	(.15)	7.17	(36.49)	12,289.18		.02	.44	2.16
Class R-6
10/31/2012	9.20	.18	.93	1.11	(.20)	(.03)	(.23)	10.08	12.41	35,210.13		.03	.43	1.88
10/31/2011	9.22	.21	.03	.24	(.20)	(.06)	(.26)	9.20	2.54	13,278.13		.03	.43	2.17
10/31/2010	8.12	.14	1.16	1.30	(.16)	(.04)	(.20)	9.22	16.35	9,411.13		.03	.45	1.65
10/31/2009[6,9]	7.03	.03	1.06	1.09	—	—	—	8.12	15.36	29.22		.01	.46	.32

American Funds Target Date Retirement Series / Prospectus 85

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds 2030 Target Date Retirement Fund
Class A:
10/31/2012	$ 9.25	$.17	$ .92	$ 1.09	$(.17)	$(.05)	$(.22)	$10.12	12.07%	$598,064.47%		.37%	.77%	1.78%
10/31/2011	9.21	.18	.04	.22	(.17)	(.01)	(.18)	9.25	2.44	493,241.48		.38	.78	1.88
10/31/2010	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.92	407,921.48		.38	.79	1.83
10/31/2009	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.24	268,081.44		.30	.75	2.45
10/31/2008	11.39	.20	(4.29)	(4.09)	(.14)	—[10]	(.14)	7.16	(36.30)	130,458.41		.26	.67	2.10
Class R-1:
10/31/2012	9.12	.10	.91	1.01	(.11)	(.05)	(.16)	9.97	11.19	19,127	1.24	1.14	1.54	1.01
10/31/2011	9.10	.11	.04	.15	(.12)	(.01)	(.13)	9.12	1.77	16,778	1.26	1.11	1.51	1.14
10/31/2010	8.04	.09	1.12	1.21	(.11)	(.04)	(.15)	9.10	15.00	13,844	1.28	1.10	1.51	1.09
10/31/2009	7.10	.11	1.12	1.23	(.11)	(.18)	(.29)	8.04	18.25	8,741	1.31	1.07	1.52	1.57
10/31/2008	11.33	.13	(4.26)	(4.13)	(.10)	—[10]	(.10)	7.10	(36.74)	3,384	1.27	1.02	1.43	1.36
Class R-2:
10/31/2012	9.10	.10	.91	1.01	(.11)	(.05)	(.16)	9.95	11.28	460,507	1.17	1.07	1.47	1.08
10/31/2011	9.07	.11	.05	.16	(.12)	(.01)	(.13)	9.10	1.79	370,589	1.17	1.07	1.47	1.19
10/31/2010	8.02	.09	1.11	1.20	(.11)	(.04)	(.15)	9.07	14.98	308,636	1.19	1.09	1.50	1.12
10/31/2009	7.08	.11	1.12	1.23	(.11)	(.18)	(.29)	8.02	18.38	197,529	1.28	1.11	1.56	1.57
10/31/2008	11.33	.11	(4.24)	(4.13)	(.12)	—[10]	(.12)	7.08	(36.84)	81,500	1.24	1.08	1.49	1.15
Class R-3:
10/31/2012	9.18	.14	.91	1.05	(.14)	(.05)	(.19)	10.04	11.68	450,376.79		.69	1.09	1.43
10/31/2011	9.15	.15	.04	.19	(.15)	(.01)	(.16)	9.18	2.07	347,121.80		.70	1.10	1.55
10/31/2010	8.07	.13	1.12	1.25	(.13)	(.04)	(.17)	9.15	15.58	287,041.82		.71	1.12	1.50
10/31/2009	7.12	.14	1.12	1.26	(.13)	(.18)	(.31)	8.07	18.80	197,536.84		.68	1.13	2.04
10/31/2008	11.37	.16	(4.27)	(4.11)	(.14)	—[10]	(.14)	7.12	(36.58)	96,539.80		.65	1.06	1.63
Class R-4:
10/31/2012	9.24	.17	.92	1.09	(.17)	(.05)	(.22)	10.11	12.10	276,224.47		.37	.77	1.75
10/31/2011	9.21	.18	.04	.22	(.18)	(.01)	(.19)	9.24	2.34	196,059.48		.38	.78	1.86
10/31/2010	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.90	148,399.49		.38	.79	1.82
10/31/2009	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.18	91,883.50		.35	.80	2.33
10/31/2008	11.40	.19	(4.28)	(4.09)	(.15)	—[10]	(.15)	7.16	(36.34)	37,796.48		.31	.72	2.00
Class R-5:
10/31/2012	9.30	.21	.92	1.13	(.20)	(.05)	(.25)	10.18	12.44	108,966.17		.07	.47	2.16
10/31/2011	9.26	.21	.04	.25	(.20)	(.01)	(.21)	9.30	2.69	99,636.17		.07	.47	2.18
10/31/2010	8.16	.17	1.14	1.31	(.17)	(.04)	(.21)	9.26	16.18	74,589.19		.08	.49	2.03
10/31/2009	7.19	.19	1.13	1.32	(.17)	(.18)	(.35)	8.16	19.57	36,913.20		.05	.50	2.66
10/31/2008	11.42	.21	(4.28)	(4.07)	(.16)	—[10]	(.16)	7.19	(36.13)	17,570.18		.02	.43	2.20
Class R-6
10/31/2012	9.28	.19	.93	1.12	(.20)	(.05)	(.25)	10.15	12.41	68,191.13		.03	.43	1.97
10/31/2011	9.23	.21	.05	.26	(.20)	(.01)	(.21)	9.28	2.85	29,319.12		.02	.42	2.18
10/31/2010	8.13	.17	1.13	1.30	(.16)	(.04)	(.20)	9.23	16.17	19,766.14		.03	.44	2.04
10/31/2009[6,9]	7.05	.04	1.04	1.08	—	—	—	8.13	15.32	5,207.05		.01	.46	.51

American Funds Target Date Retirement Series / Prospectus 86

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds 2025 Target Date Retirement Fund
Class A:
10/31/2012	$ 9.09	$.17	$ .86	$ 1.03	$(.18)	$(.05)	$(.23)	$9.89	11.65%	$658,118.47%		.37%	.76%	1.80%
10/31/2011	9.09	.18	.06	.24	(.18)	(.06)	(.24)	9.09	2.79	551,679.47		.37	.76	1.94
10/31/2010	8.07	.16	1.06	1.22	(.16)	(.04)	(.20)	9.09	15.22	452,498.48		.38	.78	1.93
10/31/2009	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.36	295,939.45		.30	.73	2.55
10/31/2008	11.37	.21	(4.24)	(4.03)	(.14)	—[10]	(.14)	7.20	(35.82)	163,525.40		.25	.66	2.19
Class R-1:
10/31/2012	8.96	.09	.85	.94	(.11)	(.05)	(.16)	9.74	10.75	13,883	1.25	1.14	1.53	1.01
10/31/2011	8.97	.11	.07	.18	(.13)	(.06)	(.19)	8.96	2.09	11,177	1.27	1.12	1.51	1.20
10/31/2010	7.99	.10	1.04	1.14	(.12)	(.04)	(.16)	8.97	14.35	9,379	1.30	1.12	1.52	1.20
10/31/2009	7.13	.12	1.05	1.17	(.11)	(.20)	(.31)	7.99	17.48	5,039	1.32	1.08	1.51	1.68
10/31/2008	11.31	.13	(4.20)	(4.07)	(.11)	—[10]	(.11)	7.13	(36.32)	2,127	1.29	1.02	1.43	1.38
Class R-2:
10/31/2012	8.94	.10	.85	.95	(.12)	(.05)	(.17)	9.72	10.85	462,775	1.17	1.07	1.46	1.10
10/31/2011	8.95	.11	.07	.18	(.13)	(.06)	(.19)	8.94	2.00	372,438	1.17	1.07	1.46	1.25
10/31/2010	7.97	.10	1.03	1.13	(.11)	(.04)	(.15)	8.95	14.41	310,827	1.20	1.09	1.49	1.22
10/31/2009	7.12	.12	1.05	1.17	(.12)	(.20)	(.32)	7.97	17.48	204,244	1.24	1.10	1.53	1.70
10/31/2008	11.31	.12	(4.19)	(4.07)	(.12)	—[10]	(.12)	7.12	(36.34)	91,210	1.21	1.06	1.47	1.24
Class R-3:
10/31/2012	9.03	.14	.84	.98	(.15)	(.05)	(.20)	9.81	11.16	464,713.80		.70	1.09	1.45
10/31/2011	9.02	.15	.08	.23	(.16)	(.06)	(.22)	9.03	2.52	347,012.80		.70	1.09	1.61
10/31/2010	8.02	.14	1.04	1.18	(.14)	(.04)	(.18)	9.02	14.87	283,026.82		.71	1.11	1.62
10/31/2009	7.16	.15	1.05	1.20	(.14)	(.20)	(.34)	8.02	17.91	204,594.83		.69	1.12	2.15
10/31/2008	11.35	.17	(4.22)	(4.05)	(.14)	—[10]	(.14)	7.16	(36.10)	105,548.79		.64	1.05	1.75
Class R-4:
10/31/2012	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.66	246,502.47		.37	.76	1.78
10/31/2011	9.08	.18	.07	.25	(.18)	(.06)	(.24)	9.09	2.79	178,912.48		.38	.77	1.92
10/31/2010	8.07	.16	1.05	1.21	(.16)	(.04)	(.20)	9.08	15.18	144,150.49		.38	.78	1.91
10/31/2009	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.33	91,333.50		.35	.78	2.50
10/31/2008	11.38	.19	(4.22)	(4.03)	(.15)	—[10]	(.15)	7.20	(35.87)	47,207.48		.32	.73	1.95
Class R-5:
10/31/2012	9.15	.19	.86	1.05	(.20)	(.05)	(.25)	9.95	11.91	96,824.17		.07	.46	2.05
10/31/2011	9.13	.20	.09	.29	(.21)	(.06)	(.27)	9.15	3.14	66,377.17		.07	.46	2.20
10/31/2010	8.11	.20	1.04	1.24	(.18)	(.04)	(.22)	9.13	15.49	49,240.19		.08	.48	2.30
10/31/2009	7.23	.20	1.06	1.26	(.18)	(.20)	(.38)	8.11	18.70	40,202.20		.05	.48	2.74
10/31/2008	11.40	.22	(4.23)	(4.01)	(.16)	—[10]	(.16)	7.23	(35.64)	17,830.17		.02	.43	2.29
Class R-6
10/31/2012	9.13	.18	.88	1.06	(.21)	(.05)	(.26)	9.93	11.98	51,657.13		.03	.42	1.94
10/31/2011	9.11	.21	.08	.29	(.21)	(.06)	(.27)	9.13	3.19	20,591.13		.03	.42	2.25
10/31/2010	8.08	.15	1.09	1.24	(.17)	(.04)	(.21)	9.11	15.60	15,203.13		.03	.43	1.82
10/31/2009[6,9]	7.05	.01	1.02	1.03	—	—	—	8.08	14.61	353.06		.01	.44	.08

American Funds Target Date Retirement Series / Prospectus 87

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds 2020 Target Date Retirement Fund
Class A:
10/31/2012	$ 9.15	$.18	$ .74	$ .92	$(.21)	$(.05)	$(.26)	$9.81	10.35%	$804,848.47%		.37%	.74%	1.96%
10/31/2011	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.50	678,416.48		.38	.75	2.24
10/31/2010	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.98	556,079.49		.39	.77	2.33
10/31/2009	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.68	374,311.44		.30	.72	2.79
10/31/2008	11.30	.23	(4.01)	(3.78)	(.14)	—[10]	(.14)	7.38	(33.81)	217,608.42		.28	.68	2.33
Class R-1:
10/31/2012	9.00	.11	.72	.83	(.14)	(.05)	(.19)	9.64	9.49	15,683	1.25	1.14	1.51	1.20
10/31/2011	9.01	.14	.10	.24	(.15)	(.10)	(.25)	9.00	2.67	14,380	1.27	1.12	1.49	1.49
10/31/2010	8.12	.13	.93	1.06	(.13)	(.04)	(.17)	9.01	13.19	11,541	1.30	1.12	1.50	1.59
10/31/2009	7.31	.14	1.01	1.15	(.14)	(.20)	(.34)	8.12	16.77	7,356	1.31	1.08	1.50	1.96
10/31/2008	11.24	.14	(3.96)	(3.82)	(.11)	—[10]	(.11)	7.31	(34.30)	3,160	1.28	1.02	1.42	1.51
Class R-2:
10/31/2012	9.01	.12	.72	.84	(.15)	(.05)	(.20)	9.65	9.52	447,936	1.17	1.07	1.44	1.26
10/31/2011	9.02	.14	.11	.25	(.16)	(.10)	(.26)	9.01	2.70	374,268	1.17	1.07	1.44	1.55
10/31/2010	8.12	.14	.93	1.07	(.13)	(.04)	(.17)	9.02	13.30	320,330	1.20	1.09	1.47	1.63
10/31/2009	7.30	.14	1.01	1.15	(.13)	(.20)	(.33)	8.12	16.82	214,944	1.20	1.06	1.48	1.99
10/31/2008	11.24	.14	(3.96)	(3.82)	(.12)	—[10]	(.12)	7.30	(34.33)	106,855	1.16	1.02	1.42	1.48
Class R-3:
10/31/2012	9.08	.15	.74	.89	(.18)	(.05)	(.23)	9.74	10.08	530,271.79		.69	1.06	1.63
10/31/2011	9.09	.18	.09	.27	(.18)	(.10)	(.28)	9.08	3.11	411,705.80		.70	1.07	1.92
10/31/2010	8.17	.17	.94	1.11	(.15)	(.04)	(.19)	9.09	13.64	352,945.81		.71	1.09	2.03
10/31/2009	7.34	.17	1.01	1.18	(.15)	(.20)	(.35)	8.17	17.23	254,120.81		.67	1.09	2.40
10/31/2008	11.28	.18	(3.98)	(3.80)	(.14)	—[10]	(.14)	7.34	(34.07)	142,374.77		.63	1.03	1.91
Class R-4:
10/31/2012	9.15	.18	.74	.92	(.21)	(.05)	(.26)	9.81	10.35	323,787.47		.37	.74	1.94
10/31/2011	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.51	247,276.47		.37	.74	2.23
10/31/2010	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.96	201,854.49		.38	.76	2.32
10/31/2009	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.65	129,604.49		.34	.76	2.66
10/31/2008	11.30	.21	(3.98)	(3.77)	(.15)	—[10]	(.15)	7.38	(33.77)	55,426.47		.31	.71	2.22
Class R-5:
10/31/2012	9.20	.22	.73	.95	(.23)	(.05)	(.28)	9.87	10.73	115,917.17		.07	.44	2.28
10/31/2011	9.19	.23	.12	.35	(.24)	(.10)	(.34)	9.20	3.76	95,372.17		.07	.44	2.52
10/31/2010	8.25	.23	.94	1.17	(.19)	(.04)	(.23)	9.19	14.39	63,932.19		.08	.46	2.62
10/31/2009	7.41	.22	1.01	1.23	(.19)	(.20)	(.39)	8.25	17.88	39,599.19		.05	.47	3.02
10/31/2008	11.33	.23	(3.99)	(3.76)	(.16)	—[10]	(.16)	7.41	(33.61)	23,433.16		.02	.42	2.40
Class R-6
10/31/2012	9.18	.21	.75	.96	(.24)	(.05)	(.29)	9.85	10.80	66,132.12		.02	.39	2.18
10/31/2011	9.17	.24	.11	.35	(.24)	(.10)	(.34)	9.18	3.81	32,185.12		.02	.39	2.56
10/31/2010	8.23	.21	.95	1.16	(.18)	(.04)	(.22)	9.17	14.36	27,170.14		.03	.41	2.47
10/31/2009[6,9]	7.23	.05	.95	1.00	—	—	—	8.23	13.83	8,324.04		.01	.43	.64

American Funds Target Date Retirement Series / Prospectus 88

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds 2015 Target Date Retirement Fund
Class A:
10/31/2012	$9.31	$.19	$.67	$.86	$(.22)	$(.09)	$(.31)	$9.86	9.54%	$622,118.49%		.39%	.73%	2.04%
10/31/2011	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.74	555,824.48		.38	.73	2.34
10/31/2010	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.27	485,697.50		.39	.75	2.50
10/31/2009	7.62	.23	.99	1.22	(.21)	(.18)	(.39)	8.45	17.14	360,195.44		.30	.71	3.13
10/31/2008	11.16	.26	(3.64)	(3.38)	(.16)	—[10]	(.16)	7.62	(30.69)	229,310.49		.34	.74	2.71
Class R-1:
10/31/2012	9.15	.12	.66	.78	(.16)	(.09)	(.25)	9.68	8.67	12,179	1.25	1.14	1.48	1.30
10/31/2011	9.16	.15	.13	.28	(.17)	(.12)	(.29)	9.15	3.03	11,856	1.27	1.12	1.47	1.61
10/31/2010	8.35	.15	.87	1.02	(.16)	(.05)	(.21)	9.16	12.37	11,070	1.30	1.12	1.48	1.76
10/31/2009	7.56	.17	.98	1.15	(.18)	(.18)	(.36)	8.35	16.26	6,828	1.31	1.09	1.50	2.22
10/31/2008	11.11	.19	(3.62)	(3.43)	(.12)	—[10]	(.12)	7.56	(31.17)	2,507	1.28	1.02	1.42	2.01
Class R-2:
10/31/2012	9.16	.13	.66	.79	(.16)	(.09)	(.25)	9.70	8.84	309,048	1.17	1.07	1.41	1.35
10/31/2011	9.18	.15	.12	.27	(.17)	(.12)	(.29)	9.16	2.94	280,206	1.17	1.07	1.42	1.65
10/31/2010	8.35	.16	.87	1.03	(.15)	(.05)	(.20)	9.18	12.48	248,274	1.20	1.09	1.45	1.81
10/31/2009	7.55	.17	.98	1.15	(.17)	(.18)	(.35)	8.35	16.23	169,123	1.20	1.06	1.47	2.30
10/31/2008	11.10	.19	(3.60)	(3.41)	(.14)	—[10]	(.14)	7.55	(31.08)	82,597	1.16	1.02	1.42	1.97
Class R-3:
10/31/2012	9.25	.16	.66	.82	(.19)	(.09)	(.28)	9.79	9.15	375,534.80		.70	1.04	1.73
10/31/2011	9.25	.19	.13	.32	(.20)	(.12)	(.32)	9.25	3.48	323,498.80		.70	1.05	2.03
10/31/2010	8.40	.19	.88	1.07	(.17)	(.05)	(.22)	9.25	12.93	287,863.82		.71	1.07	2.20
10/31/2009	7.59	.20	.98	1.18	(.19)	(.18)	(.37)	8.40	16.64	215,184.81		.67	1.08	2.72
10/31/2008	11.14	.23	(3.62)	(3.39)	(.16)	—[10]	(.16)	7.59	(30.87)	117,078.77		.63	1.03	2.37
Class R-4:
10/31/2012	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.56	182,426.47		.37	.71	2.05
10/31/2011	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.76	156,013.48		.38	.73	2.35
10/31/2010	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.26	137,314.49		.38	.74	2.51
10/31/2009	7.63	.23	.98	1.21	(.21)	(.18)	(.39)	8.45	17.01	83,795.50		.35	.76	3.03
10/31/2008	11.17	.26	(3.64)	(3.38)	(.16)	—[10]	(.16)	7.63	(30.63)	45,228.47		.31	.71	2.68
Class R-5:
10/31/2012	9.37	.22	.67	.89	(.25)	(.09)	(.34)	9.92	9.82	73,623.17		.07	.41	2.30
10/31/2011	9.36	.24	.14	.38	(.25)	(.12)	(.37)	9.37	4.11	48,120.17		.07	.42	2.60
10/31/2010	8.49	.25	.89	1.14	(.22)	(.05)	(.27)	9.36	13.57	35,822.19		.08	.44	2.88
10/31/2009	7.66	.25	.99	1.24	(.23)	(.18)	(.41)	8.49	17.42	32,624.19		.05	.46	3.38
10/31/2008	11.19	.28	(3.63)	(3.35)	(.18)	—[10]	(.18)	7.66	(30.41)	19,267.17		.02	.42	2.91
Class R-6
10/31/2012	9.34	.22	.69	.91	(.26)	(.09)	(.35)	9.90	10.01	33,972.13		.03	.37	2.28
10/31/2011	9.34	.25	.13	.38	(.26)	(.12)	(.38)	9.34	4.07	15,701.13		.03	.38	2.69
10/31/2010	8.46	.22	.92	1.14	(.21)	(.05)	(.26)	9.34	13.66	16,167.13		.03	.39	2.49
10/31/2009[6,9]	7.49	.04	.93	.97	—	—	—	8.46	12.95	286.06		.01	.42	.46

American Funds Target Date Retirement Series / Prospectus 89

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds 2010 Target Date Retirement Fund
Class A:
10/31/2012	$ 9.37	$.24	$ .60	$ .84	$(.28)	$(.16)	$(.44)	$9.77	9.33%	$511,141.49%		.39%	.72%	2.56%
10/31/2011	9.33	.27	.11	.38	(.27)	(.07)	(.34)	9.37	4.17	443,287.49		.39	.74	2.93
10/31/2010	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.20	427,948.51		.40	.74	3.04
10/31/2009	7.69	.27	.94	1.21	(.24)	(.19)	(.43)	8.47	16.92	295,143.46		.32	.70	3.52
10/31/2008	11.08	.29	(3.50)	(3.21)	(.17)	(.01)	(.18)	7.69	(29.38)	193,480.48		.33	.72	3.04
Class R-1:
10/31/2012	9.29	.17	.59	.76	(.21)	(.16)	(.37)	9.68	8.48	3,668	1.25	1.14	1.47	1.82
10/31/2011	9.26	.20	.11	.31	(.21)	(.07)	(.28)	9.29	3.40	3,240	1.27	1.12	1.47	2.19
10/31/2010	8.42	.20	.84	1.04	(.18)	(.02)	(.20)	9.26	12.47	2,930	1.31	1.12	1.46	2.32
10/31/2009	7.64	.20	.94	1.14	(.17)	(.19)	(.36)	8.42	15.84	2,331	1.37	1.08	1.46	2.61
10/31/2008	11.03	.24	(3.49)	(3.25)	(.13)	(.01)	(.14)	7.64	(29.83)	1,118	1.27	1.02	1.41	2.42
Class R-2:
10/31/2012	9.25	.18	.58	.76	(.22)	(.16)	(.38)	9.63	8.45	135,378	1.18	1.08	1.41	1.89
10/31/2011	9.21	.21	.11	.32	(.21)	(.07)	(.28)	9.25	3.54	131,934	1.18	1.08	1.43	2.23
10/31/2010	8.37	.21	.82	1.03	(.17)	(.02)	(.19)	9.21	12.44	125,921	1.20	1.09	1.43	2.35
10/31/2009	7.62	.20	.94	1.14	(.20)	(.19)	(.39)	8.37	15.89	98,307	1.23	1.09	1.47	2.71
10/31/2008	11.03	.21	(3.47)	(3.26)	(.14)	(.01)	(.15)	7.62	(29.89)	57,628	1.18	1.03	1.42	2.20
Class R-3:
10/31/2012	9.32	.21	.59	.80	(.25)	(.16)	(.41)	9.71	8.90	178,091.80		.70	1.03	2.25
10/31/2011	9.27	.24	.12	.36	(.24)	(.07)	(.31)	9.32	3.98	166,705.81		.71	1.06	2.62
10/31/2010	8.42	.24	.82	1.06	(.19)	(.02)	(.21)	9.27	12.83	163,606.82		.71	1.05	2.74
10/31/2009	7.66	.24	.93	1.17	(.22)	(.19)	(.41)	8.42	16.34	138,523.82		.67	1.05	3.15
10/31/2008	11.06	.26	(3.48)	(3.22)	(.17)	(.01)	(.18)	7.66	(29.55)	86,635.78		.63	1.02	2.68
Class R-4:
10/31/2012	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.34	113,784.47		.37	.70	2.57
10/31/2011	9.33	.27	.12	.39	(.28)	(.07)	(.35)	9.37	4.21	103,670.48		.38	.73	2.94
10/31/2010	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.19	98,544.49		.38	.72	3.05
10/31/2009	7.70	.26	.94	1.20	(.24)	(.19)	(.43)	8.47	16.78	72,973.50		.34	.72	3.46
10/31/2008	11.09	.29	(3.49)	(3.20)	(.18)	(.01)	(.19)	7.70	(29.32)	39,649.48		.31	.70	2.97
Class R-5:
10/31/2012	9.43	.27	.60	.87	(.31)	(.16)	(.47)	9.83	9.60	45,682.17		.07	.40	2.89
10/31/2011	9.38	.31	.11	.42	(.30)	(.07)	(.37)	9.43	4.58	38,640.18		.08	.43	3.28
10/31/2010	8.50	.30	.84	1.14	(.24)	(.02)	(.26)	9.38	13.62	37,997.19		.08	.42	3.40
10/31/2009	7.73	.29	.93	1.22	(.26)	(.19)	(.45)	8.50	17.05	29,675.20		.05	.43	3.84
10/31/2008	11.11	.31	(3.49)	(3.18)	(.19)	(.01)	(.20)	7.73	(29.10)	21,528.17		.02	.41	3.26
Class R-6
10/31/2012	9.41	.27	.60	.87	(.31)	(.16)	(.47)	9.81	9.68	19,125.13		.03	.36	2.86
10/31/2011	9.36	.31	.12	.43	(.31)	(.07)	(.38)	9.41	4.63	14,646.13		.03	.38	3.28
10/31/2010	8.48	.29	.84	1.13	(.23)	(.02)	(.25)	9.36	13.57	14,033.14		.03	.37	3.27
10/31/2009[6,9]	7.55	.08	.85	.93	—	—	—	8.48	12.32	4,016.05		.01	.39	.91

American Funds Target Date Retirement Series / Prospectus 90

	Year ended October 31
Portfolio turnover rate for all share classes	2012	2011	2010	2009	2008
2055 Fund	10%	23%	44%[6,7]	—	—
2050 Fund	3	2	7	5%	5%
2045 Fund	3	1	4	—[12]	2
2040 Fund	2	1	2	1	2
2035 Fund	3	1	2	—[12]	—[12]
2030 Fund	4	2	1	—[12]	2
2025 Fund	3	3	3	1	1
2020 Fund	4	7	8	1	1
2015 Fund	8	7	13	2	3
2010 Fund	10	19	21	5	12

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the periods shown, Capital Research and Management Company reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during the periods shown, Capital Research and Management Company paid a portion of the fund’s administrative services fees for certain retirement plan share classes.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	For the period February 1, 2010, commencement of operations, through October 31, 2010.
[8]	Annualized.
[9]	For the period July 13, 2009, the initial sale of the share class, through October 31, 2009.
[10]	Amount less than $.01.
[11]	For the period July 27, 2009, the initial sale of the share class, through October 31, 2009.

12 Amount is either less than 1% or there is no turnover.

American Funds Target Date Retirement Series / Prospectus 91

Notes

American Funds Target Date Retirement Series / Prospectus 92

Notes

American Funds Target Date Retirement Series / Prospectus 93

Notes

American Funds Target Date Retirement Series / Prospectus 94

For shareholder services	American Funds Service Company 800/421-4225
For retirement plan services	Call your employer or plan administrator
For dealer services	American Funds Distributors 800/421-9900
For 24-hour information	American FundsLine 800/325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics  The current SAI, as amended from time to time, contains more detailed information about the series, including the series’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the series, the series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090), on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings  Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the series. You may also occasionally receive proxy statements for the series. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at 800/421-4225 or write to the secretary of the series at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC)  Shareholders may obtain information about SIPC® on its website at sipc.org or by calling 202/371-8300.

RPGEPRX-850-0113P Litho in USA CGD/ALD/9773	Investment Company File No. 811-21981

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

American Funds Target Date Retirement Series®

Part B
Statement of Additional Information

January 1, 2013

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Target Date Retirement Series (the “series”) dated January 1, 2012. You may obtain a prospectus from your financial adviser or by writing to the series at the following address:

American Funds Target Date Retirement Series
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071
213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
American Funds 2055 Target Date Retirement Series	AAMTX	RAMTX	RBMTX	RCMTX	RDJTX	REKTX	RFKTX
American Funds 2050 Target Date Retirement Series	AALTX	RAITX	RBITX	RCITX	RDITX	REITX	RFITX
American Funds 2045 Target Date Retirement Series	AAHTX	RAHTX	RBHTX	RCHTX	RDHTX	REHTX	RFHTX
American Funds 2040 Target Date Retirement Series	AAGTX	RAKTX	RBKTX	RCKTX	RDGTX	REGTX	RFGTX
American Funds 2035 Target Date Retirement Series	AAFTX	RAFTX	RBFTX	RCFTX	RDFTX	REFTX	RFFTX
American Funds 2030 Target Date Retirement Series	AAETX	RAETX	RBETX	RCETX	RDETX	REETX	RFETX
American Funds 2025 Target Date Retirement Series	AADTX	RADTX	RBDTX	RCDTX	RDDTX	REDTX	RFDTX
American Funds 2020 Target Date Retirement Series	AACTX	RACTX	RBCTX	RCCTX	RDCTX	RECTX	RRCTX
American Funds 2015 Target Date Retirement Series	AABTX	RAJTX	RBJTX	RCJTX	RDBTX	REJTX	RFJTX
American Funds 2010 Target Date Retirement Series	AAATX	RAATX	RBATX	RCATX	RDATX	REATX	RFTTX

Investment portfolio

Financial statements

American Funds Target Date Retirement Series - Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks” which provides information about the series and the underlying funds.

Investment techniques relating to the funds in the series — In addition to its investments in the underlying funds, a portion of each fund’s assets, which will normally be less than 20%, may be held in cash or cash equivalents, including but not limited to obligations of banks, such as time deposits, or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.

Each fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government Securities and related repurchase agreements. There is no limit on the extent to which each fund may take temporary defensive measures. In taking such measures, each fund may fail to achieve its investment objective.

Investment techniques relating to the underlying funds — Because the following is a combined summary of investment strategies of all of the underlying funds, certain matters described herein will only apply to your fund to the extent it is invested in an underlying fund that engages in such a strategy. Unless a strategy or policy described below is specifically prohibited by the investment restrictions explained in the fund’s prospectus or the “Fund policies” section of this SAI, or by applicable law, each fund in the series may invest in underlying funds which engage in each of the practices described below.

The underlying funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Equity securities — An underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by an underlying fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

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There may be little trading in the secondary market for particular equity securities, which may adversely affect an underlying fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Debt securities — An underlying fund may invest in debt securities. Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. Prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

Securities with equity and debt characteristics — An underlying fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt

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securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Warrants and rights — An underlying fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Investing in smaller capitalization stocks — An underlying fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $4.0 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Investing in private companies — An underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer an underlying fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers emerging markets to refer to the securities markets of countries in the earlier stages of their industrialization cycle with a low per capita gross domestic product (“GDP”) and a low

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market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries. An underlying fund may invest in securities of issuers in developing and emerging market countries only to a limited extent.

Additional costs could be incurred in connection with an underlying fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the underlying fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the underlying fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Certain risk factors related to developing countries

Currency fluctuations — An underlying fund’s investments may be valued in currencies other than the U.S. dollar. Certain developing countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund’s securities holdings would generally depreciate and vice versa. Consistent with its investment objective, an underlying fund can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

Government regulation — The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While an underlying fund will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the underlying fund’s investment. If this happened, the underlying fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund’s liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the underlying fund due to foreign shareholders already holding the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and

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other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the underlying fund’s investments.

Less developed securities markets — Developing countries may have less well-developed securities markets and exchanges. These markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings of an underlying fund difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the underlying fund to suffer a loss. An underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

Investor information — An underlying fund may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the underlying fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

Taxation — Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that an underlying fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — An underlying fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

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Fraudulent securities — Securities purchased by an underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this;

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however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities —An underlying fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

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Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

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Currency transactions — An underlying fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). An underlying fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, an underlying fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. An underlying fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the underlying fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the underlying fund’s investment adviser. For example, if the underlying fund’s investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, a fund may incur a loss. The underlying fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission (“SEC”).

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the underlying fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by an underlying fund.

An underlying fund may attempt to accomplish objectives similar to those involved in its use of forward currency contracts by purchasing put or call options on currencies. A put option gives the fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. An underlying fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in

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which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the fund anticipates purchasing securities. Currency options may be either listed on an exchange or traded over-the-counter (“OTC options”). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Such underlying fund does not intend to purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Forward commitment, when issued and delayed delivery transactions — An underlying fund may enter into commitments to purchase or sell securities at a future date. When an underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

An underlying fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the underlying fund's aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund's portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. An underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the underlying fund may sell such securities.

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Repurchase agreements — An underlying fund may enter into repurchase agreements under which the underlying fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit an underlying fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the underlying fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. An underlying fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the underlying fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the underlying fund may be delayed or limited.

An underlying fund may also enter into reverse repurchase agreements and “roll” transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A “roll” transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. An underlying fund assumes the risk of price and yield fluctuations during the time of the commitment. Such fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under “roll” transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

Inflation-indexed bonds — An underlying fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

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Maturity — The maturity of a debt instrument is normally its ultimate maturity date unless it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid. The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of an underlying fund’s portfolio accordingly. Keeping in mind the underlying fund’s objective, the investment adviser may increase the underlying fund’s exposure to price volatility when it appears likely to increase current income without undue risk of capital losses. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the underlying fund. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Reinsurance related notes and bonds — An underlying fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, an underlying fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Variable and floating rate obligations — The interest rates payable on certain securities in which an underlying fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Lower rated debt securities — Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

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Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, an underlying fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely an underlying fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of an underlying fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Depositary receipts — ADRs, in registered form, are designed for use in the U.S. securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the European and the U.S. securities markets, and may be dollar denominated. Depositary receipts represent and may be converted into the underlying foreign security.

Options on U.S. Treasury Securities – An underlying fund may purchase put and call options on U.S. Treasury securities (“Treasury securities”). A put (call) option gives the fund as purchaser of the option the right (but not the obligation) to sell (buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call) option on Treasury securities generally increases (decreases) with an increase (decrease) in prevailing interest rates. Accordingly, the underlying fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These options are listed on an exchange or traded over-the-counter (“OTC options”). Exchange-traded options have standardized exercise prices and expiration dates; OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

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Loan assignments and participations — An underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the underlying fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the underlying fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the underlying fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

An underlying fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the underlying fund purchases assignments it acquires

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direct contractual rights against the borrower on the loan. An underlying fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the underlying fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. An underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for an underlying fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that an underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, an underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

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Real estate investment trusts — An underlying fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Cash and cash equivalents — An underlying fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less; and (e) corporate bonds and notes that mature or that may be redeemed, in one year or less. Cash and cash equivalents may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units.

4(2) commercial paper — An underlying fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act. 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the fund’s board of trustees.

Restricted or illiquid securities — An underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the underlying fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the underlying fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. An underlying fund may incur certain additional costs in disposing of illiquid securities.

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Investments in registered open-end investment companies and unit investment trusts — An underlying fund may not acquire securities of open-end investment companies or investment unit trusts registered under the Investment Company Act of 1940 in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act.

* * * * * *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year. See “Financial Highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years where available.

	Fiscal year	Portfolio turnover rate
American Funds 2055 Target Date Retirement Series	2012	10%
	2011	23
American Funds 2050 Target Date Retirement Series	2012	3
	2011	2
American Funds 2045 Target Date Retirement Series	2012	3
	2011	1
American Funds 2040 Target Date Retirement Series	2012	2
	2011	1
American Funds 2035 Target Date Retirement Series	2012	3
	2011	1
American Funds 2030 Target Date Retirement Series	2012	4
	2011	2
American Funds 2025 Target Date Retirement Series	2012	3
	2011	3
American Funds 2020 Target Date Retirement Series	2012	4
	2011	7
American Funds 2015 Target Date Retirement Series	2012	8
	2011	7
American Funds 2010 Target Date Retirement Series	2012	10
	2011	19

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on each fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing a fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — Each fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f.	Purchase the securities of any issuer if, as a result of such purchase, such fund’s investments would be concentrated in any particular industry.

2. A fund may not invest in companies for the purpose of exercising control or management.

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Additional information about each fund’s policies — The information below is not part of the funds’ fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the funds. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, each fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose. Additionally, each fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent a fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of such fund’s commitment, such agreement or transaction will not be considered a senior security by such fund.

For purposes of fundamental policy 1c, the policy will not apply to a fund to the extent such fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, each fund may not lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the funds’ purchase of debt obligations.

For purposes of fundamental policy 1f, each fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

Each fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

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Management of the series

Board of trustees and officers

“Independent” trustees1

The series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the series’ registration statement.

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Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
William H. Baribault, 67 Trustee (2009)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	61	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 65 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	65	Quiksilver, Inc. Former director of Professional Business Bank (until 2007); Genius Products (until 2008)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Leonard R. Fuller, 66 Trustee (2007)	President and CEO, Fuller Consulting (financial management consulting firm)	65	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.
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Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
W. Scott Hedrick, 67 Trustee (2007)	Founding General Partner, InterWest Partners (a venture capital firm)	61	Hot Topic, Inc.; Office Depot, Inc.	• Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • M.B.A.
R. Clark Hooper, 66 Chairman of the Board (Independent and Non-Executive) (2010)	Private investor	67	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 54 Trustee (2007)	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	64	The NASDAQ Stock Market LLC; Trimble Navigation Limited

•       Service with Office of the U.S. Trade Representative and U.S. Department of Justice

•       Corporate board experience

•       Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•       Experience as corporate lawyer

•       J.D.

American Funds Target Date Retirement Series - Page 23

Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
Laurel B. Mitchell, Ph.D., 57 Trustee (2010)	Clinical Professor and Director, Accounting Program, University of Redlands	61	None

•       Assistant professor, accounting

•       Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

•       Experience in corporate management and public accounting

•       Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•       Ph.D., accounting

•       Formerly licensed as C.P.A.

Frank M. Sanchez, 69 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	61	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance
American Funds Target Date Retirement Series - Page 24

Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 55 Trustee (2010)	President and CEO, Margaret Spellings & Company (public policy and strategic consulting); President, U.S. Forum for Policy Innovation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	64	None

•       Former Assistant to the President for Domestic Policy, The White House

•       Former senior advisor to the Governor of Texas

•       Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, Ph.D., 63 Trustee (2010)	President and University Professor, The University of Tulsa	64	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

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“Interested” trustees5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the series’ service providers also permits them to make a significant contribution to the series’ board.

Name, age and position with series (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the series	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years
John H. Smet, 56 Vice Chairman of the Board (2007)	Senior Vice President – Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*	20	None
Michael J. Downer, 57 President and Trustee (2006)	Director, Senior Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.*; Chairman of the Board, Capital Bank and Trust Company*	10	None

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Other officers6

Name, age and position with series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the series
Catherine L. Heron, 65 Executive Vice President (2007)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company;*
Alan N. Berro, 52 Senior Vice President (2007)	Senior Vice President – Capital World Investors, Capital Research and Management Company
James B. Lovelace, 56 Senior Vice President (2007)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company
Wesley K.-S. Phoa, 46 Senior Vice President (2012)	Senior Vice President – Fixed Income, Capital Research Company*; Senior Vice President, Capital International Research, Inc.*; Vice President, Capital Strategy Research, Inc.*
Andrew B. Suzman, 45 Senior Vice President (2012)	Senior Vice President – Capital World Investors, Capital Research Company*; Director, American Funds Distributors, Inc.*; Director, Capital Strategy Research, Inc.*
Bradley J. Vogt, 47 Senior Vice President (2012)	Director, Capital Research and Management Company; Chairman, Capital Research Company*; Senior Vice President – Capital Research Global Investors, Capital Research Company*; Director, American Funds Distributors, Inc.*
Maria T. Manotok, 38 Vice President (2010)	Vice President and Associate Counsel – Fund Business Management Group, Capital Research and Management Company; Vice President and Associate Counsel, Capital Group Companies Global*
Steven I. Koszalka, 48 Secretary (2006)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 41 Treasurer (2007)	Vice President - Fund Business Management Group, Capital Research and Management Company
Courtney R. Taylor, 37 Assistant Secretary (2010)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
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Name, age and position with series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the series
Karl C. Grauman, 44 Assistant Treasurer (2011)	Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 61 Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company

*	Company affiliated with Capital Research and Management Company.
[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the series within the meaning of the 1940 Act.
[2]	Includes service as a director or officer of the series’ predecessor, American Funds Target Date Retirement Series, Inc., a Maryland corporation. Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is available through tax-favored retirement plans and IRAs; American Funds Portfolio Series;SM and American Funds College Target Date SeriesSM.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.
[5]	“Interested persons” of the series within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
[6]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2011:

Name	Dollar range[1] of fund shares owned[2] in series	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,3] of independent trustees deferred compensation[4] allocated to fund	Aggregate dollar range[1,3] of independent trustees deferred compensation[4] allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	$50,001 – $100,000[5]	Over $100,000[5]	$1 – $10,000	$1 – $10,000
James G. Ellis	None	Over $100,000	N/A	N/A
Leonard R. Fuller	$1 – $10,000	Over $100,000	N/A	Over $100,000
W. Scott Hedrick	Over $100,000	Over $100,000	N/A	N/A
R. Clark Hooper	$1 – $10,000	Over $100,000	N/A	Over $100,000
Merit E. Janow	$1 – $10,000	Over $100,000	N/A	N/A
Laurel B. Mitchell	None	$50,001 – $100,000	N/A	N/A
Frank M. Sanchez	None	$10,001 – $50,000	N/A	N/A
Margaret Spellings	None	$50,001 – $100,000[6]	N/A	$10,001 – $50,000[6]
Steadman Upham	$1 – $10,000[5]	Over $100,000[5]	N/A	Over $100,000

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Name	Dollar range[1] of fund shares owned[2] in series	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees
Michael J. Downer	$50,001 – $100,000	$50,001 – $100,000
John H. Smet	Over $100,000	Over $100,000

[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Shares of the funds in the series are only available through tax-favored retirement plans and IRAs. The role these funds would play in a trustee’s investment portfolio will vary and depend on a number of factors including tax, retirement plan coverage and plan terms, and other retirement planning considerations. A trustee may have exposure to the funds in the series through an allocation of some or all of their nonqualified deferred compensation account.
[3]	N/A indicates that the listed individual, as of December 31, 2011, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.
[4]	Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.
[5]	Information is as of July 31, 2012.
[6]	Information is as of August 20, 2012.

Trustee compensation — No compensation is paid by the series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — ‘Independent’ trustees” table under the “Management of the series” section, all other officers and trustees of the series are directors, officers or employees of the investment adviser or its affiliates. The boards of the series and other funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The series typically pays each independent trustee an annual fee, which ranges from $1,000 to $8,000, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the series generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the series. The series also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended October 31, 2012:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates[2]
William H. Baribault	$11,108	$262,436
James G. Ellis	7,410	311,407
Leonard R. Fuller[3]	9,358	365,372
W. Scott Hedrick	9,244	225,595
R. Clark Hooper	10,391	497,132
Merit E. Janow	7,605	319,957
Laurel B. Mitchell[3]	10,526	255,595
Frank M. Sanchez	9,137	227,936
Margaret Spellings[3]	7,415	228,973
Steadman Upham[3]	7,581	286,457

[1]	Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the series in 2007. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended October 31, 2012 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
[2]	Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is available through tax-favored retirement plans and IRAs; American Funds Portfolio Series;SM and American Funds College Target Date SeriesSM.
[3]	Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the series (plus earnings thereon) through the 2012 fiscal year for participating trustees is as follows: Leonard R. Fuller ($5,908), Laurel B. Mitchell ($555), Margaret Spellings ($973) and Steadman Upham ($12,865). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the series until paid to the trustees.

As of December 1, 2012, the officers and trustees of the series and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the series.

Series organization and the board of trustees — The series, an open-end, diversified management investment company, was organized as a Maryland corporation on November 6, 2006 and was reorganized as a Delaware statutory trust on January 1, 2011. All series operations are supervised by the series’ board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the series.

Each fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends

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and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the series’ rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all funds and classes of the series vote together on matters that affect all funds and share classes in substantially the same manner. Each fund or share class votes separately on matters that affect that fund or class alone. In addition, the trustees have the authority to establish new funds and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The series’ declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Certain trustees and officers of the series may also serve in similar positions with some of the underlying funds. Thus, if the interests of one of the funds in the series and the underlying funds were ever to diverge, it is possible that an issue could arise and affect how the trustees and officers fulfill their fiduciary duties to that fund. The series has been structured to minimize these concerns. However, conceivably, a situation could occur where proper action for one of the funds in the series could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the trustees and officers of the affected funds and Capital Research and Management Company will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential issue.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the series will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and independent fund counsel.

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Risk oversight — Day-to-day management of the series, including risk management, is the responsibility of the series’ contractual service providers, including the series’ investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the series’ operations, including the processes and associated risks relating to the series’ investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the series’ investments and trading. The board also receives compliance reports from the series’ and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the series’ board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The series has an audit committee comprised of William H. Baribault, Leonard R. Fuller, W. Scott Hedrick, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham, none of whom is an “interested person” of the series within the meaning of the 1940 Act. The committee provides oversight regarding the series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the series’ principal service providers. The committee acts as a liaison between the series’ independent registered public accounting firm and the full board of trustees. The audit committee held six meetings during the 2012 fiscal year.

The series has a contracts committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, W. Scott Hedrick, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham, none of whom is an “interested person” of the series within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2012 fiscal year.

The series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell and Margaret Spellings, none of whom is an “interested person” of the series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate

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changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the series, addressed to the series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held three meetings during the 2012 fiscal year.

Proxy voting procedures and principles — The series’ investment adviser, in consultation with the series’ board, has adopted Proxy Voting Procedures and Principles for American Funds Target Date Retirement Series (the “Principles”) with respect to voting proxies of securities held by the funds. The American Funds Target Date Retirement Series and its investment adviser, Capital Research and Management Company, are committed to acting in the best interests of the shareholders of each fund in the series. Each fund in the series will principally invest in other American Funds. If an underlying fund has a shareholder meeting, a fund will vote its shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund. In the unlikely event that a fund should have to vote a proxy that is not a proxy of an underlying fund, the fund will vote in accordance with the Principles adopted by the underlying funds. For information on the proxy voting procedures and Principles for each of the underlying funds, please see the statement of additional information for each underlying fund.

Information regarding how the series and each underlying fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-4225, (b) on the American Funds website at americanfunds.com and (c) on the SEC’s website at sec.gov. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by each fund to own beneficially, 5% or more of any class of its shares as of the opening of business on December 1, 2012. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

American Funds Target Date Retirement Fund 2055

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A Class R-1	5.76% 6.86
LAD Global Enterprises, Inc. 401K Plan Pittsburgh, PA	Record Beneficial	Class R-1	19.06
Tape Case 401K Plan Pittsburgh, PA	Record Beneficial	Class R-1	16.25
Triangle Dealers Group Retirement Plan Utica, NY	Record Beneficial	Class R-1	9.96
401K Plan Aiken, SC	Beneficial	Class R-1	9.02
Singleton Kellner Bolding Retirement Plan Denver, CO	Record Beneficial	Class R-1	8.74
Orthopaedic Associates of Rochester Retirement Plan Pittsford, NY	Record Beneficial	Class R-3	8.70
Midstate Traffic Control, Inc. 401K Plan Greenwood Village, CO	Record Beneficial	Class R-4	10.93
Oat 401K Plan Greenwood Village, CO	Record Beneficial	Class R-5	31.26
The Capital Group Companies Retirement Plans Los Angeles, CA	Record Beneficial	Class R-5	24.11
Nationwide Trust Company Columbus, OH	Record	Class R-6	28.85
The Carbone Automotive Group Retirement Plan Englewood, CO	Record Beneficial	Class R-6	9.49
First Clearing, LLC Custody Account St. Louis, MO	Record	Class R-6	6.65
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class R-6	6.21
Groeb Farms, Inc. 401K Plan Charlotte, NC	Record Beneficial	Class R-6	5.89

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American Funds Target Date Retirement Fund 2050

Name and address	Ownership	Ownership percentage
First Clearing, LLC Custody Account St. Louis, MO	Record	Class R-1	6.23%
Specialty Welding and Fabrication of NY, Inc. 401K Plan Utica, NY	Record Beneficial	Class R-1	6.20
Champion Heating & Air Conditioning 401K Plan Pittsburgh, PA	Record Beneficial	Class R-1	5.62
The Capital Group Companies Retirement Plans Los Angeles, CA	Record Beneficial	Class R-5	32.04
Cap Tech Ventures, Inc. 401K Plan Englewood, CO	Record Beneficial	Class R-5	5.32
Great-West Trust Co. LLC FBO 401K Plan Greenwood Village, CO	Record Beneficial	Class R-6	19.26
O’Connor Hospital 403B Plan Pittsburgh, PA	Record	Class R-6	7.89
Nationwide Trust Company Columbus, OH	Record	Class R-6	6.40
Clark Mechanical Services, Inc. 401K Plan Pittsburgh, PA	Record Beneficial	Class R-6	5.30

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American Funds Target Date Retirement Fund 2045

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A	5.45%
Universal Property & Casualty 401K Plan Pittsburgh, PA	Record Beneficial	Class R-1	12.07
Great-West Trust Co. LLC FBO 401K Plan Greenwood Village, CO	Record Beneficial	Class R-1 Class R-6	11.99 5.35
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class R-1	5.52
The Capital Group Companies Retirement Plans Los Angeles, CA	Record Beneficial	Class R-5	41.09
Nationwide Trust Company Columbus, OH	Record	Class R-6	14.28
Hennepin Faculty Association Retirement Plan Charlotte, NC	Record Beneficial	Class R-6	8.96
Oberg Industries, Inc. Retirement Plan Greenwood Village, CO	Record Beneficial	Class R-6	7.80

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American Funds Target Date Retirement Fund 2040

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A	5.59%
Pershing, LLC Jersey City, NJ	Record	Class A	5.42
CMSI Group, Inc. 401K Plan Columbia, MD	Record Beneficial	Class R-1	6.52
Prohealth Retirement Plan Phoenix, AZ	Record Beneficial	Class R-4	7.79
The Capital Group Companies Retirement Plans Los Angeles, CA	Record Beneficial	Class R-5	38.53
Nationwide Trust Company Columbus, OH	Record	Class R-6	11.08
Hennepin Faculty Association Retirement Plan Charlotte, NC	Record Beneficial	Class R-6	10.89
Great-West Trust Co. LLC FBO 401K Plan Greenwood Village, CO	Record Beneficial	Class R-6	9.64
Foth & Van Dyke & Associates 401K Plan Green Bay, WI	Record Beneficial	Class R-6	6.42
Oberg Industries, Inc. Retirement Plan Greenwood Village, CO	Record Beneficial	Class R-6	6.21
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class R-6	5.44

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American Funds Target Date Retirement Fund 2035

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A	5.28%
Universal Property & Casualty 401K Plan Pittsburgh, PA	Record Beneficial	Class R-1	10.74
Great-West Trust Co. LLC FBO 401K Plan Greenwood Village, CO	Record Beneficial	Class R-1	8.58
The Capital Group Companies Retirement Plans Los Angeles, CA	Record Beneficial	Class R-5	46.38
Oberg Industries, Inc. Retirement Plan Greenwood Village, CO	Record Beneficial	Class R-6	14.85
Nationwide Trust Company Columbus, OH	Record	Class R-6	14.45
Hennepin Faculty Association Retirement Plan Charlotte, NC	Record Beneficial	Class R-6	7.46
Atlas Box & Crating Co., Inc. 401K Plan Pittsburgh, PA	Record Beneficial	Class R-6	5.46

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American Funds Target Date Retirement Fund 2030

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A	7.80%
Pershing, LLC Jersey City, NJ	Record	Class A	5.11
Prohealth Retirement Plan Phoenix, AZ	Record Beneficial	Class R-4	8.29
The Capital Group Companies Retirement Plans Los Angeles, CA	Record Beneficial	Class R-5	34.87
Great-West Trust Co. LLC FBO 401K Plan Greenwood Village, CO	Record Beneficial	Class R-6	10.73
Nationwide Trust Company Columbus, OH	Record	Class R-6	10.63
Oberg Industries, Inc. Retirement Plan Greenwood Village, CO	Record Beneficial	Class R-6	8.47
Urology Associates of North Texas, LLP 401K Plan Greenwood Village, CO	Record Beneficial	Class R-6	5.41

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American Funds Target Date Retirement Fund 2025

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A	7.54%
Great-West Trust Co. LLC FBO 401K Plan Greenwood Village, CO	Record Beneficial	Class R-1	10.04
Universal Property & Casualty 401K Plan Pittsburgh, PA	Record Beneficial	Class R-1	5.30
The Capital Group Companies Retirement Plans Los Angeles, CA	Record Beneficial	Class R-5	29.97
Nationwide Trust Company Columbus, OH	Record	Class R-6	16.82
Oberg Industries, Inc. Retirement Plan Greenwood Village, CO	Record Beneficial	Class R-6	12.56
Hennepin Faculty Association Retirement Plan Charlotte, NC	Record Beneficial	Class R-6	5.54
Trumbull Radiologists, Inc. 401K Plan Englewood, CO	Record Beneficial	Class R-6	5.39
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class R-6	5.21

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American Funds Target Date Retirement Fund 2020

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A	8.57
Prohealth Retirement Plan Phoenix, AZ	Record Beneficial	Class R-4	9.08
The Capital Group Companies Retirement Plans Los Angeles, CA	Record Beneficial	Class R-5	21.66
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class R-5 Class R-6	5.28 7.60
Nationwide Trust Company Columbus, OH	Record	Class R-6	18.08
Oberg Industries, Inc. Retirement Plan Greenwood Village, CO	Record Beneficial	Class R-6	9.62
Group Health Cooperative of South Central Wisconsin Retirement Plan Phoenix, AZ	Record Beneficial	Class R-6	6.61

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American Funds Target Date Retirement Fund 2015

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A	8.97%
Great-West Trust Co. LLC FBO 401K Plan Greenwood Village, CO	Record Beneficial	Class R-1	6.36
Adtrack Corporation, Inc. 401K Plan Pittsburgh, PA	Record Beneficial	Class R-1	5.35
The Capital Group Companies Retirement Plans Los Angeles, CA	Record Beneficial	Class R-5	15.49
Ergon 401K Plan Englewood, CO	Record Beneficial	Class R-5	5.08
ING National Trust Hartford, CT	Record	Class R-5	5.03
Nationwide Trust Company Columbus, OH	Record	Class R-6	18.97
Oberg Industries, Inc. Retirement Plan Greenwood Village, CO	Record Beneficial	Class R-6	9.04
Melton Machine & Control Company 401K Plan Greenwood Village, CO	Record Beneficial	Class R-6	7.10
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class R-6	6.27
Hennepin Faculty Association Retirement Plan Charlotte, NC	Record Beneficial	Class R-6	5.11

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American Funds Target Date Retirement Fund 2010

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A Class R-1	13.09% 7.06
Pershing, LLC Jersey City, NJ	Record	Class A	7.19
First Clearing, LLC Custody Account St. Louis, MO	Record	Class A	6.87
Alerus Financial FBO 401K Plan Saint Paul, MN	Record Beneficial	Class R-1	18.66
Glen Wok Corporation Retirement Plan Beverly Hills CA	Record Beneficial	Class R-1	6.42
Prohealth Retirement Plan Phoenix, AZ	Record Beneficial	Class R-4	5.85
Trust Co. of Sterne Agee Retirement Plan Birmingham, AL	Record Beneficial	Class R-5	12.82
The Capital Group Companies Retirement Plans Los Angeles, CA	Record Beneficial	Class R-5	11.63
ING National Trust Hartford, CT	Record	Class R-5	5.80
Nationwide Trust Company Columbus, OH	Record	Class R-6	17.33
Group Health Cooperative of South Central Wisconsin Retirement Plan Phoenix, AZ	Record Beneficial	Class R-6	7.90
Oberg Industries, Inc. Retirement Plan Greenwood Village, CO	Record Beneficial	Class R-6	7.21
Hennepin Faculty Association Retirement Plan Charlotte, NC	Record Beneficial	Class R-6	5.79
Great-West Trust Co. LLC FBO 401K Plan Greenwood Village, CO	Record Beneficial	Class R-6	5.02
Foth & Van Dyke & Associates 401K Plan Green Bay, WI	Record Beneficial	Class R-6	5.02

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Investment adviser — Capital Research and Management Company, the series’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions make investment decisions on an independent basis and include Capital World Investors, Capital Research Global Investors and a third equity investment division. Portfolio counselors in the third equity investment division rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company.

Compensation of investment professionals — The series is managed by a Portfolio Oversight Committee consisting of investment professionals employed by Capital Research and Management Company. The investment professionals serving on the Portfolio Oversight Committee are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying funds in which the series invests, as well as qualitative considerations, such as an individual’s contribution to the organization, which would include service on the Portfolio Oversight Committee. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

Investment professional fund holdings and other managed accounts — As described below, investment professionals may personally own shares of the funds. In addition, investment professionals may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

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The following table reflects information as of October 31, 2012:

Portfolio counselor	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)[4]
John H. Smet	$100,001 – $500,000	6	$175.8	None		None
Alan N. Berro	$100,001 – $500,000	6	$124.9	None		None
James B. Lovelace	$100,001 – $500,000	6	$165.4	None		None
Wesley K.-S. Phoa	$100,001 – $500,000	7	$47.9	2	$0.28	4	$3.16
Andrew B. Suzman	$100,001 – $500,000	6	$183.7	1	$0.13	None
Bradley J. Vogt	$500,001 – $1,000,000	4	$193.1	None		None
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Indicates fund(s) where the investment professional also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
[3]	Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
[4]	Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of investment professionals and their families are not reflected.
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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the series and the investment adviser will continue in effect until December 31, 2013, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the series for its acts or omissions in the performance of its obligations to the series not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the series’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the series’ executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the series’ offices. The series will pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the series’ plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the series; and costs of assembling and storing shareholder account data.

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For the fiscal years ended October 31, 2012, 2011 and 2010, the investment adviser was entitled to receive management fees from each of the funds except American Funds 2055 Target Date Retirement Fund. For this fund, the investment adviser was entitled to receive management fees for the fiscal years ended October 31, 2012 and 2011 and a portion of the fiscal year ended 2010. After giving effect to the management fee waiver/expense reimbursements in effect during the period, each fund paid the following investment adviser management fees:

Fund	Fiscal year	Gross management fee	Waiver	Net management fee
American Funds 2055 Target Date Retirement Fund	2012	$79,000	$79,000	$0
	2011	34,000	34,000	0
	2010	5,000	5,000	0
American Funds 2050 Target Date Retirement Fund	2012	519,000	519,000	0
	2011	417,000	417,000	0
	2010	295,000	295,000	0
American Funds 2045 Target Date Retirement Fund	2012	548,000	548,000	0
	2011	413,000	413,000	0
	2010	272,000	272,000	0
American Funds 2040 Target Date Retirement Fund	2012	1,049,000	1,049,000	0
	2011	845,000	845,000	0
	2010	570,000	570,000	0
American Funds 2035 Target Date Retirement Fund	2012	1,181,000	1,181,000	0
	2011	956,000	956,000	0
	2010	669,000	669,000	0
American Funds 2030 Target Date Retirement Fund	2012	1,760,000	1,760,000	0
	2011	1,472,000	1,472,000	0
	2010	1,034,000	1,034,000	0
American Funds 2025 Target Date Retirement Fund	2012	1,769,000	1,769,000	0
	2011	1,474,000	1,474,000	0
	2010	1,043,000	1,043,000	0
American Funds 2020 Target Date Retirement Fund	2012	2,077,000	2,077,000	0
	2011	1,755,000	1,755,000	0
	2010	1,288,000	1,288,000	0
American Funds 2015 Target Date Retirement Fund	2012	1,509,000	1,509,000	0
	2011	1,342,000	1,342,000	0
	2010	1,047,000	1,047,000	0
American Funds 2010 Target Date Retirement Fund	2012	953,000	953,000	0
	2011	893,000	893,000	0
	2010	764,000	764,000	0

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As described in the prospectus, the investment adviser is currently waiving its annual management fee of .10% of average daily net assets. The waiver will be in effect at least through December 31, 2013. The waiver can only be modified or terminated with the approval of the series' board.

Since each fund pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of a fund's operating expenses and also, indirectly, the operating expenses of the underlying funds in which the fund invests.

The following table provides the annual advisory fee rates for each of the potential underlying funds excluding any waivers or reimbursements during each fund’s most recently completed fiscal year.

Underlying American Funds	Annual fee rate
AMCAP Fund	.32%
American Funds Mortgage Fund	.26
The Growth Fund of America	.28
The New Economy Fund	.41
EuroPacific Growth Fund	.42
New Perspective Fund	.39
New World Fund	.56
SMALLCAP World Fund	.64
American Mutual Fund	.26
Capital World Growth and Income Fund	.38
Fundamental Investors	.25*
International Growth and Income Fund	.52
The Investment Company of America	.24*
Washington Mutual Investors Fund	.24**
Capital Income Builder	.25
The Income Fund of America	.24
American Balanced Fund	.24*
American High-Income Trust	.31
The Bond Fund of America	.21*
Capital World Bond Fund	.44
Intermediate Bond Fund of America	.22
U.S. Government Securities Fund	.20
*	Rate shown is as of 12/31/11.
**	Includes fees for services provided by Washington Management Corporation.

The investment adviser is currently reimbursing a portion of the other expenses for American Funds 2055 Target Date Retirement Fund. It is expected that the reimbursement will be in effect at least through December 31, 2013. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

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Fees and expenses in the statement of operations are presented gross of any reimbursement from the investment adviser during the period. For the period ended October 31, 2012 the total other fees and expenses reimbursed by the investment adviser were:

Fund	Other Reimbursement
American Funds 2055 Target Date Retirement Fund	$72,000
American Funds 2050 Target Date Retirement Fund	0
American Funds 2045 Target Date Retirement Fund	0
American Funds 2040 Target Date Retirement Fund	0
American Funds 2035 Target Date Retirement Fund	0
American Funds 2030 Target Date Retirement Fund	0
American Funds 2025 Target Date Retirement Fund	0
American Funds 2020 Target Date Retirement Fund	0
American Funds 2015 Target Date Retirement Fund	0
American Funds 2010 Target Date Retirement Fund	0

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of each fund’s Class A and R shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the series and the investment adviser relating to each fund’s Class A and R shares. The Administrative Agreement will continue in effect until December 31, 2013, unless sooner terminated or renewed. It may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the series’ board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The series may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the series. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The investment adviser receives an administrative services fee at the annual rate of .05% of average daily net assets from the R-6 shares of the underlying funds for the administrative services provided to the series. Administrative services fees are paid monthly and accrued daily.

Prior to January 1, 2012, Class A and R shares were subject to an administrative services fee of up to .10% (.05% for Class R-5) based on each share class’s respective average daily net assets. Class R-6 shares were not subject to an administrative services fee. The R-6 shares of the underlying funds also paid an administrative services fee of up to .05% of average daily net assets. The investment adviser used a portion of the administrative services fee paid on Class A and R shares to compensate third parties for transfer agent services provided to shareholder accounts on behalf of each fund.

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Prior to January 1, 2012, the administrative services fee also included compensation for transfer agent and shareholder services provided to fund shareholders in each applicable share class. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser made payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the series and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services was also paid directly from the relevant share class.

Transfer agent fees paid through the administrative services fee prior to January 1, 2012, are included in the “Transfer agent services” section of this statement of additional information.

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the series’ shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues from sales of the funds’ shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. The series also reimburses the Principal Underwriter for service fees paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisers, in connection with investments in Class R-1, R-2, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

Fund		Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
American Funds 2055 Target Date Retirement Fund	Class A	2012	$ 89,000	$ 453,000
		2011	51,000	263,000
		2010	13,000	70,000
American Funds 2050 Target Date Retirement Fund	Class A	2012	255,000	1,312,000
		2011	235,000	1,208,000
		2010	204,000	1,097,000
American Funds 2045 Target Date Retirement Fund	Class A	2012	306,000	1,599,000
		2011	268,000	1,442,000
		2010	212,000	1,148,000
American Funds 2040 Target Date Retirement Fund	Class A	2012	490,000	2,479,000
		2011	495,000	2,553,000
		2010	421,000	2,256,000
American Funds 2035 Target Date Retirement Fund	Class A	2012	450,000	2,226,000
		2011	471,000	2,338,000
		2010	438,000	2,206,000
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Fund		Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
American Funds 2030 Target Date Retirement Fund	Class A	2012	528,000	2,555,000
		2011	559,000	2,724,000
		2010	534,000	2,666,000
American Funds 2025 Target Date Retirement Fund	Class A	2012	539,000	2,533,000
		2011	536,000	2,592,000
		2010	551,000	2,671,000
American Funds 2020 Target Date Retirement Fund	Class A	2012	527,000	2,451,000
		2011	566,000	2,660,000
		2010	587,000	2,792,000
American Funds 2015 Target Date Retirement Fund	Class A	2012	312,000	1,424,000
		2011	360,000	1,656,000
		2010	388,000	1,831,000
American Funds 2010 Target Date Retirement Fund	Class A	2012	166,000	742,000
		2011	179,000	793,000
		2010	255,000	1,173,000

Plans of distribution — The series has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the series to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the series’ board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the series. As the series has not adopted a Plan for Class R-5 or Class R-6, no 12b-1 fees are paid from Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of each fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the funds.” Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

Class A — For Class A shares, up to .25% of the series’ average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The series may annually expend up to .30% for Class A shares under the Plan.

Distribution-related expenses for Class A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described

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in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the series to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

Other share classes (Class R-1, R-2, R-3 and R-4) — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the series’ average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class R-1	0.25%	0.75%	1.00%
Class R-2	0.25	0.50	1.00
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

[1]	Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.
[2]	The series may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

During the 2012 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

Fund		12b-1 expenses	12b-1 unpaid liability outstanding
American Funds 2055 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4	$ 55,000 2,000 152,000 82,000 15,000	$ 6,000 1,000 30,000 17,000 4,000
American Funds 2050 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4	428,000 34,000 956,000 525,000 143,000	52,000 5,000 169,000 90,000 27,000
American Funds 2045 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4	394,000 47,000 1,065,000 613,000 144,000	48,000 7,000 190,000 111,000 29,000
American Funds 2040 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4	760,000 102,000 1,833,000 1,142,000 316,000	98,000 13,000 319,000 201,000 64,000
American Funds Target Date Retirement Series - Page 53

Fund		12b-1 expenses	12b-1 unpaid liability outstanding
American Funds 2035 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4	875,000 113,000 2,222,000 1,313,000 304,000	114,000 18,000 384,000 237,000 58,000
American Funds 2030 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4	1,227,000 190,000 3,101,000 1,999,000 576,000	163,000 28,000 524,000 342,000 110,000
American Funds 2025 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4	1,389,000 125,000 3,115,000 2,035,000 515,000	182,000 19,000 521,000 348,000 95,000
American Funds 2020 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4	1,693,000 159,000 3,064,000 2,362,000 710,000	224,000 22,000 510,000 406,000 126,000
American Funds 2015 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4	1,418,000 122,000 2,207,000 1,765,000 426,000	180,000 18,000 370,000 288,000 76,000
American Funds 2010 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4	1,128,000 34,000 986,000 859,000 271,000	152,000 5,000 160,000 140,000 46,000

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Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the series who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the series are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the series include quality shareholder services, savings to the series in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the series’ 12b-1 expense is paid to financial advisers to compensate them for providing ongoing services. If you have questions regarding your investment in the funds or need assistance with your account, please contact your financial adviser. If you need a financial adviser, please call American Funds Distributors at (800) 421-4120 for assistance.

American Funds Target Date Retirement Series - Page 55

Other compensation to dealers — As of July 2012, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AXA Advisors, LLC

Cadaret, Grant & Co., Inc.

Cambridge Investment Research, Inc.

Cetera Financial Group

Financial Network Investment Corporation

Genworth Financial Securities Corporation

Multi-Financial Securities Corporation

Primevest Financial Services, Inc.

Commonwealth Financial Network

D.A. Davidson & Co.

Edward Jones

H. Beck, Inc.

Hefren-Tillotson, Inc.

HTK / Janney Montgomery Group

Hornor, Townsend & Kent, Inc.

Janney Montgomery Scott LLC

ING Group

ING Financial Advisers, LLC

ING Financial Partners, Inc.

J. J. B. Hilliard, W. L. Lyons, LLC

Lincoln Network

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

LPL Group

LPL Financial LLC

Uvest Investment Services

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metlife Enterprises

Metlife Securities Inc.

New England Securities

Tower Square Securities, Inc.

Walnut Street Securities, Inc.

MML Investors Services, Inc.

Morgan Stanley Smith Barney LLC

NFP Securities, Inc.

Northwestern Mutual Investment Services, LLC

NPH / Jackson National

Invest Financial Corporation

Investment Centers of America, Inc.

National Planning Corporation

SII Investments, Inc.

Park Avenue Securities LLC

PFS Investments Inc.

Raymond James Group

Morgan Keegan & Company, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services Inc.

American Funds Target Date Retirement Series - Page 56

RBC Capital Markets Corporation

Robert W. Baird & Co. Incorporated

Stifel, Nicolaus & Company, Incorporated

The Advisor Group

FSC Securities Corporation

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Transamerica Financial Advisors, Inc.

U.S. Bancorp Investments, Inc.

UBS Financial Services Inc.

Wells Fargo Network

First Clearing LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors Investment Services Group

Wells Fargo Advisors Latin American Channel

Wells Fargo Advisors Private Client Group

American Funds Target Date Retirement Series - Page 57

Execution of portfolio transactions

The series does not incur any brokerage commissions for purchasing shares of the underlying funds. However, the series may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities for the funds. Portfolio transactions for the series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying funds, please see the statement of additional information for each underlying fund.

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Disclosure of portfolio holdings

The series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the series’ board of trustees and compliance will be periodically assessed by the board in connection with reporting from the series’ Chief Compliance Officer. These policies and procedures are similar to those adopted by the underlying funds.

Under these policies and procedures, each fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website within 30 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The series’ custodian, outside counsel and auditor, each of which require portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. Information regarding the portfolio holdings of the underlying funds will be available on the American Funds website. See the “General information” section in this statement of additional information for further information about the funds’ custodian, outside counsel and auditor.

Affiliated persons of the series, including officers of the series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of Ethics” section in this statement of additional information and the Code of Ethics. Third party service providers of the series, as described in this statement of additional information receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the series (which, as described would typically occur no earlier than one day after the day on which the information is posted on the American Funds website, such persons may be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of series shareholders. The investment adviser has implemented policies and procedures to address issues that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain series service providers for legitimate business and series oversight purposes) helps reduce potential issues between series shareholders and the investment adviser and its affiliates.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the series or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to a fund in the series or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the series after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the series. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of each fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., each fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to a subsequent event. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of each fund has a separately calculated net asset value (and share price).

As noted in the prospectus, the principal assets of the funds consist of investments in the underlying funds. These investments are reflected in the net assets of each fund on the day of the investment. All portfolio securities of the funds are valued, and the net asset values per share for each share class are determined, as indicated below.

Underlying funds are priced based on the net asset value of each underlying fund, calculated as of approximately 4 p.m. New York time each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or

American Funds Target Date Retirement Series - Page 61

the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity are generally valued at prices obtained from one or more independent pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the underlying fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the series’ board. Subject to board oversight, each underlying fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the series’ investment adviser. The board receives periodic reports describing fair-valued securities and the valuation methods used.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class

American Funds Target Date Retirement Series - Page 62

of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Taxation as a regulated investment company — Each fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, each fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing each fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should each fund fail to qualify under Subchapter M, each fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by each fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, each fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Each fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. Each fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

Each fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Dividends and capital gain distributions by each fund to a tax-deferred retirement plan account or IRA are not taxable currently.

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Purchase and exchange of shares

Purchases by employer-sponsored retirement plans — As noted in the prospectus, participants in an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchases by individual-type retirement accounts — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial adviser — Deliver or mail a check to your financial adviser.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Rd.

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

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Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at 800/421-4225 if you have questions about making wire transfers.

Other purchase information — The series and the Principal Underwriter receive the right to reject any purchase order.

Purchase minimums and maximums for individual-type retirement accounts — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

•	Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts).

The following account types may be established without meeting the initial purchase minimum:

•	Retirement accounts that are funded with employer contributions; and
•	Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

•	Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans or (c) required minimum distribution automatic exchanges.

Certain accounts held on the series’ books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of one or more funds in the series. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — Shares of each fund in the series generally may be exchanged into shares of the same class of other funds in the American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from American Funds Money Market Fund®

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purchased without a sales charge generally will be subject to the appropriate sales charge, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.

Frequent trading of fund shares — As noted in the prospectus, all transactions in fund shares are subject to the series’ and American Funds Distributors’ right to restrict potentially abusive trading.

Other potentially abusive activity — In addition to reserving the right to restrict potentially abusive trading, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in Class A shares unless such plan was invested in Class A shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc. In the case where the employer adopts any other plan (including, but not limited to, an IRS model agreement), each participant’s account in the plan will be aggregated with the participant’s own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November 15, 2004, may continue with that method so long as the employer has not modified the plan document since that date.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds and funds in the series may be sold at net asset value to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law,
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(b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;
(3)	currently registered investment advisers (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;
(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc. and its affiliated companies;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)	wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and
(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

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•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;
•	required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and
•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Loan repayments — Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. Purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, .50% on amounts of at least $4 million but less than $10 million and .25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the series under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the “Statement”), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

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Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

•	individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);
•	SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;
•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);
•	trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);
•	endowments or foundations established and controlled by you or your immediate family; or
•	529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;
•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;
•	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;
•	for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;
•	for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant
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•	accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or
•	for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

An employer-sponsored retirement plan may also take into account the market value of its investments in American Legacy Retirement Investment Plans. Direct purchases of American Funds Money Market Fund is excluded.

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CDSC waivers for Class A shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities).

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

•	Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).
•	Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

For information regarding the sale of shares, please refer to the prospectus.

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Selling shares

Employer-sponsored retirement accounts — Shares of the series may be sold by contacting your plan administrator or recordkeeper.

For individual-type retirement accounts —

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

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Shareholder account services and privileges

The following services and privileges are generally available to shareholders whose accounts are held on the books of the funds, but are generally not applicable to employer-sponsored retirement plans.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

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Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, you may automatically withdraw Class A shares from any of the funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under “General information — fund numbers”), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase,

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redemption and/or exchange options, you agree to hold the series, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the series may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the series by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Redemption of shares — The series’ declaration of the trust permits the series to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the series’ current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the series may from time to time adopt.

While payment of redemptions normally will be in cash, the series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other shareholders of one or more funds in the series.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds’ portfolio, are held by JP Morgan Chase Bank NA, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the funds hold securities of issuers outside the U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the series and American Funds Service Company.

Prior to January 1, 2012, only Class A shares were subject to the Shareholder Services Agreement. American Funds Service Company was compensated for certain transfer agency services provided to all share classes from the administrative services fees paid to the investment adviser and from the relevant share class, as described under “Administrative services agreement.–

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the funds as disclosed in the prospectus.

During the 2012 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties were:

Fund	Share class	Transfer agent fee	Transfer agent fee reimbursement
American Funds 2055 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class R-6	$38,000 292 62,000 29,000 6,000 3,000 93	$0 8 0 0 0 0 0
American Funds 2050 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class R-6	251,000 4,000 390,000 186,000 58,000 13,000 1,000	0 149 0 0 0 0 0
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Fund	Share class	Transfer agent fee	Transfer agent fee reimbursement
American Funds 2045 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class R-6	239,000 6,000 433,000 220,000 59,000 14,000 1,000	0 259 0 0 0 0 0
American Funds 2040 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class R-6	462,000 14,000 746,000 408,000 130,000 33,000 2,000	0 1,000 0 0 0 0 0
American Funds 2035 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class R-6	520,000 15,000 905,000 471,000 126,000 33,000 2,000	0 1,000 0 0 0 0 0
American Funds 2030 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class R-6	723,000 25,000 1,254,000 716,000 236,000 52,000 4,000	0 1,000 0 0 0 0 0
American Funds 2025 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class R-6	802,000 17,000 1,269,000 728,000 211,000 43,000 3,000	0 1,000 0 0 0 0 0
American Funds 2020 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class R-6	979,000 21,000 1,266,000 848,000 294,000 54,000 5,000	0 1,000 0 0 0 0 0
American Funds Target Date Retirement Series - Page 80

Fund	Share class	Transfer agent fee	Transfer agent fee reimbursement
American Funds 2015 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class R-6	782,000 16,000 909,000 638,000 173,000 32,000 2,000	0 1,000 0 0 0 0 0
American Funds 2010 Target Date Retirement Fund	Class A Class R-1 Class R-2 Class R-3 Class R-4 Class R-5 Class R-6	630,000 4,000 408,000 312,000 111,000 21,000 2,000	0 202 0 0 0 0 0

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the U.S. Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the series and for independent trustees in their capacities as such. A determination with respect to the independence of the series’ counsel will be made at least annually by the independent trustees of the series, as prescribed by the 1940 Act and related rules.

Prospectuses, reports to shareholders and proxy statements — The series’ fiscal year ends on October 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the series’ investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the current prospectus at no cost by calling 800/421-4225 or by sending an e-mail request to prospectus@americanfunds.com. Shareholders may also access each fund’s current summary prospectus, prospectus, statement of additional information and the series’ shareholder report at americanfunds.com/prospectus. The series’ annual financial statements are audited by the series’ independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for each fund. In an effort to reduce the volume of mail shareholders receive from the series when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

American Funds Target Date Retirement Series - Page 81

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The series and Capital Research and Management Company and its affiliated companies, including the series’ Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

American Funds 2055 Target Date Retirement Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — October 31, 2012

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$12.13
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$12.87

American Funds 2050 Target Date Retirement Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — October 31, 2012

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$9.92
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.53

American Funds Target Date Retirement Series - Page 82

American Funds 2045 Target Date Retirement Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — October 31, 2012

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.11
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.73

American Funds 2040 Target Date Retirement Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — October 31, 2012

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.12
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.74

American Funds 2035 Target Date Retirement Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — October 31, 2012

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.05
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.66

American Funds Target Date Retirement Series - Page 83

American Funds 2030 Target Date Retirement Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — October 31, 2012

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.12
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.74

American Funds 2025 Target Date Retirement Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — October 31, 2012

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$9.89
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.49

American Funds 2020 Target Date Retirement Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — October 31, 2012

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$9.81
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.41

American Funds Target Date Retirement Series - Page 84

American Funds 2015 Target Date Retirement Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — October 31, 2012

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$9.86
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.46

American Funds 2010 Target Date Retirement Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — October 31, 2012

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$9.77
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.37

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the series’ independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

American Funds Target Date Retirement Series - Page 85

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/bond funds
AMCAP Fund®	002	202	302	402	602
American Balanced Fund®	011	211	311	411	611
American Funds Global Balanced FundSM	037	237	337	437	637
American Mutual Fund®	003	203	303	403	603
Capital Income Builder®	012	212	312	412	612
Capital World Growth and Income Fund®	033	233	333	433	633
EuroPacific Growth Fund®	016	216	316	416	616
Fundamental InvestorsSM	010	210	310	410	610
The Growth Fund of America®	005	205	305	405	605
The Income Fund of America®	006	206	306	406	606
International Growth and Income FundSM	034	234	334	434	634
The Investment Company of America®	004	204	304	404	604
The New Economy Fund®	014	214	314	414	614
New Perspective Fund®	007	207	307	407	607
New World Fund®	036	236	336	436	636
SMALLCAP World Fund®	035	235	335	435	635
Washington Mutual Investors FundSM	001	201	301	401	601
Bond funds
American Funds Mortgage Fund®	042	242	342	442	642
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	439	639
American Funds Tax-Exempt Fund of New York®	041	241	341	441	641
American High-Income Municipal Bond Fund®	040	240	340	440	640
American High-Income Trust®	021	221	321	421	621
The Bond Fund of America®	008	208	308	408	608
Capital World Bond Fund®	031	231	331	431	631
Intermediate Bond Fund of America®	023	223	323	423	623
Limited Term Tax-Exempt Bond Fund of America®	043	243	343	443	643
Short-Term Bond Fund of America®	048	248	348	448	648
The Tax-Exempt Bond Fund of America®	019	219	319	419	619
The Tax-Exempt Fund of California®*	020	220	320	420	620
The Tax-Exempt Fund of Maryland®*	024	224	324	424	624
The Tax-Exempt Fund of Virginia®*	025	225	325	425	625
U.S. Government Securities Fund®	022	222	322	422	622
Money market fund
American Funds Money Market Fund®	059	259	359	459	659

___________

*Qualified for sale only in certain jurisdictions.

American Funds Target Date Retirement Series - Page 86

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Stock and stock/bond funds
AMCAP Fund	1002	1202	1302	1502	1402
American Balanced Fund	1011	1211	1311	1511	1411
American Funds Global Balanced Fund	1037	1237	1337	1537	1437
American Mutual Fund	1003	1203	1303	1503	1403
Capital Income Builder	1012	1212	1312	1512	1412
Capital World Growth and Income Fund	1033	1233	1333	1533	1433
EuroPacific Growth Fund	1016	1216	1316	1516	1416
Fundamental Investors	1010	1210	1310	1510	1410
The Growth Fund of America	1005	1205	1305	1505	1405
The Income Fund of America	1006	1206	1306	1506	1406
International Growth and Income Fund	1034	1234	1334	1534	1434
The Investment Company of America	1004	1204	1304	1504	1404
The New Economy Fund	1014	1214	1314	1514	1414
New Perspective Fund	1007	1207	1307	1507	1407
New World Fund	1036	1236	1336	1536	1436
SMALLCAP World Fund	1035	1235	1335	1535	1435
Washington Mutual Investors Fund	1001	1201	1301	1501	1401
Bond funds
American Funds Mortgage Fund	1042	1242	1342	1542	1442
American High-Income Trust	1021	1221	1321	1521	1421
The Bond Fund of America	1008	1208	1308	1508	1408
Capital World Bond Fund	1031	1231	1331	1531	1431
Intermediate Bond Fund of America	1023	1223	1323	1523	1423
Short-Term Bond Fund of America	1048	1248	1348	1548	1448
U.S. Government Securities Fund	1022	1222	1322	1522	1422
Money market fund
American Funds Money Market Fund	1059	1259	1359	1559	1459
American Funds Target Date Retirement Series - Page 87

Fund numbers
Fund	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Stock and stock/bond funds
AMCAP Fund	2102	2202	2302	2402	2502	2602
American Balanced Fund	2111	2211	2311	2411	2511	2611
American Funds Global Balanced Fund	2137	2237	2337	2437	2537	2637
American Mutual Fund	2103	2203	2303	2403	2503	2603
Capital Income Builder	2112	2212	2312	2412	2512	2612
Capital World Growth and Income Fund	2133	2233	2333	2433	2533	2633
EuroPacific Growth Fund	2116	2216	2316	2416	2516	2616
Fundamental Investors	2110	2210	2310	2410	2510	2610
The Growth Fund of America	2105	2205	2305	2405	2505	2605
The Income Fund of America	2106	2206	2306	2406	2506	2606
International Growth and Income Fund	2134	2234	2334	2434	2534	2634
The Investment Company of America	2104	2204	2304	2404	2504	2604
The New Economy Fund	2114	2214	2314	2414	2514	2614
New Perspective Fund	2107	2207	2307	2407	2507	2607
New World Fund	2136	2236	2336	2436	2536	2636
SMALLCAP World Fund	2135	2235	2335	2435	2535	2635
Washington Mutual Investors Fund	2101	2201	2301	2401	2501	2601
Bond funds
American Funds Mortgage Fund	2142	2242	2342	2442	2542	2642
American High-Income Trust	2121	2221	2321	2421	2521	2621
The Bond Fund of America	2108	2208	2308	2408	2508	2608
Capital World Bond Fund	2131	2231	2331	2431	2531	2631
Intermediate Bond Fund of America	2123	2223	2323	2423	2523	2623
Short-Term Bond Fund of America	2148	2248	2348	2448	2548	2648
U.S. Government Securities Fund	2122	2222	2322	2422	2522	2622
Money market fund
American Funds Money Market Fund	2159	2259	2359	2459	2559	2659

American Funds Target Date Retirement Series - Page 88

	Fund numbers
Fund	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®	082	2182	2282	2382	2482	2582	2682
American Funds 2050 Target Date Retirement Fund®	069	2169	2269	2369	2469	2569	2669
American Funds 2045 Target Date Retirement Fund®	068	2168	2268	2368	2468	2568	2668
American Funds 2040 Target Date Retirement Fund®	067	2167	2267	2367	2467	2567	2667
American Funds 2035 Target Date Retirement Fund®	066	2166	2266	2366	2466	2566	2666
American Funds 2030 Target Date Retirement Fund®	065	2165	2265	2365	2465	2565	2665
American Funds 2025 Target Date Retirement Fund®	064	2164	2264	2364	2464	2564	2664
American Funds 2020 Target Date Retirement Fund®	063	2163	2263	2363	2463	2563	2663
American Funds 2015 Target Date Retirement Fund®	062	2162	2262	2362	2462	2562	2662
American Funds 2010 Target Date Retirement Fund®	061	2161	2261	2361	2461	2561	2661

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds College Target Date Series SM
American Funds College 2030 FundSM	1094	1294	1394	1594	1494
American Funds College 2027 FundSM	1093	1293	1393	1593	1493
American Funds College 2024 FundSM	1092	1292	1392	1592	1492
American Funds College 2021 FundSM	1091	1291	1391	1591	1491
American Funds College 2018 FundSM	1090	1290	1390	1590	1490
American Funds College 2015 FundSM	1089	1289	1389	1589	1489
American Funds College Enrollment FundSM	1088	1288	1388	1588	1488

American Funds Target Date Retirement Series - Page 89

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Portfolio Series SM
American Funds Global Growth PortfolioSM	055	255	355	455	655
American Funds Growth PortfolioSM	053	253	353	453	653
American Funds Growth and Income PortfolioSM	051	251	351	451	651
American Funds Balanced PortfolioSM	050	250	350	450	650
American Funds Income PortfolioSM	047	247	347	447	647
American Funds Tax-Advantaged Income PortfolioSM	046	246	346	446	646
American Funds Preservation PortfolioSM	045	245	345	445	645
American Funds Tax-Exempt Preservation PortfolioSM	044	244	344	444	644

	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds Global Growth Portfolio	1055	1255	1355	1555	1455
American Funds Growth Portfolio	1053	1253	1353	1553	1453
American Funds Growth and Income Portfolio	1051	1251	1351	1551	1451
American Funds Balanced Portfolio	1050	1250	1350	1550	1450
American Funds Income Portfolio	1047	1247	1347	1547	1447
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1245	1345	1545	1445
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A

	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	2355	2455	2555	2655
American Funds Growth Portfolio	2153	2253	2353	2453	2553	2653
American Funds Growth and Income Portfolio	2151	2251	2351	2451	2551	2651
American Funds Balanced Portfolio	2150	2250	2350	2450	2550	2650
American Funds Income Portfolio	2147	2247	2347	2447	2547	2647
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	2345	2445	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A

American Funds Target Date Retirement Series - Page 90

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

American Funds Target Date Retirement Series - Page 91

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

American Funds Target Date Retirement Series - Page 92

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

American Funds Target Date Retirement Series - Page 93

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.

•	For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality
American Funds Target Date Retirement Series - Page 94

•	may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), ‘R3’ (good) or ‘R4’ (average).

CC

•	For issuers and performing obligations, default of some kind appears probable.
•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

•	For issuers and performing obligations, default is imminent.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;
•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or
•	the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid an imminent or inevitable default.

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, or categories below ‘B’.

American Funds Target Date Retirement Series - Page 95

Description of commercial paper ratings

Moody’s

Commercial paper ratings (highest three ratings)

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Funds Target Date Retirement Series - Page 96

American Funds 2055 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2055.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 40.0%
AMCAP Fund, Class R-6	360,497	$7,603	7.0%
EuroPacific Growth Fund, Class R-6	109,186	4,344	4.0
The Growth Fund of America, Inc., Class R-6	226,681	7,603	7.0
The New Economy Fund, Class R-6	153,299	4,345	4.0
New Perspective Fund, Inc., Class R-6	250,754	7,603	7.0
New World Fund, Inc., Class R-6	82,564	4,344	4.0
SMALLCAP World Fund, Inc., Class R-6	194,596	7,603	7.0

		43,445	40.0

Growth-and-income funds — 45.0%
American Mutual Fund, Class R-6	307,249	8,689	8.0
Capital World Growth and Income Fund, Inc., Class R-6	210,664	7,603	7.0
Fundamental Investors, Class R-6	218,097	8,689	8.0
International Growth and Income Fund, Class R-6	144,865	4,344	4.0
The Investment Company of America, Class R-6	321,656	9,775	9.0
Washington Mutual Investors Fund, Class R-6	314,212	9,775	9.0

		48,875	45.0

Equity-income and Balanced funds — 10.0%
American Balanced Fund, Class R-6	215,608	4,344	4.0
Capital Income Builder, Class R-6	61,758	3,259	3.0
The Income Fund of America, Class R-6	181,121	3,258	3.0

		10,861	10.0

Bond funds — 5.0%
U.S. Government Securities Fund, Class R-6	372,216	5,431	5.0

Total investment securities (cost: $103,326,000)		108,612	100.0
Other assets less liabilities		(51)	—

Net assets		$108,561	100.0%

See Notes to Financial Statements

12	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2050.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 40.0%
AMCAP Fund, Class R-6	1,965,530	$41,453	7.0%
EuroPacific Growth Fund, Class R-6	596,513	23,735	4.0
The Growth Fund of America, Inc., Class R-6	1,235,928	41,453	7.0
The New Economy Fund, Class R-6	840,050	23,807	4.0
New Perspective Fund, Inc., Class R-6	1,367,184	41,453	7.0
New World Fund, Inc., Class R-6	452,965	23,835	4.0
SMALLCAP World Fund, Inc., Class R-6	1,061,179	41,461	7.0

		237,197	40.0

Growth-and-income funds — 45.0%
American Mutual Fund, Class R-6	1,677,250	47,433	8.0
Capital World Growth and Income Fund, Inc., Class R-6	1,149,661	41,491	7.0
Fundamental Investors, Class R-6	1,190,578	47,433	8.0
International Growth and Income Fund, Class R-6	793,277	23,790	4.0
The Investment Company of America, Class R-6	1,756,141	53,369	9.0
Washington Mutual Investors Fund, Class R-6	1,715,498	53,369	9.0

		266,885	45.0

Equity-income and Balanced funds — 10.0%
American Balanced Fund, Class R-6	1,177,798	23,733	4.0
Capital Income Builder, Class R-6	337,891	17,827	3.0
The Income Fund of America, Class R-6	991,935	17,845	3.0

		59,405	10.0

Bond funds — 5.0%
U.S. Government Securities Fund, Class R-6	2,067,333	30,162	5.0

Total investment securities (cost: $532,920,000)		593,649	100.0

Other assets less liabilities		(436)	—

Net assets		$593,213	100.0%

See Notes to Financial Statements

American Funds Target Date Retirement Series	13

American Funds 2045 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2045.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 39.9%
AMCAP Fund, Class R-6	2,128,178	$44,883	7.0%
EuroPacific Growth Fund, Class R-6	643,963	25,624	3.9
The Growth Fund of America, Inc., Class R-6	1,338,202	44,883	7.0
The New Economy Fund, Class R-6	908,393	25,744	4.0
New Perspective Fund, Inc., Class R-6	1,480,319	44,883	7.0
New World Fund, Inc., Class R-6	488,927	25,728	4.0
SMALLCAP World Fund, Inc., Class R-6	1,148,791	44,883	7.0

		256,628	39.9

Growth-and-income funds — 45.0%
American Mutual Fund, Class R-6	1,814,117	51,303	8.0
Capital World Growth and Income Fund, Inc., Class R-6	1,245,462	44,949	7.0
Fundamental Investors, Class R-6	1,287,529	51,295	8.0
International Growth and Income Fund, Class R-6	856,132	25,676	4.0
The Investment Company of America, Class R-6	1,901,164	57,776	9.0
Washington Mutual Investors Fund, Class R-6	1,855,546	57,726	9.0

		288,725	45.0

Equity-income and Balanced funds — 10.0%
American Balanced Fund, Class R-6	1,272,230	25,636	4.0
Capital Income Builder, Class R-6	365,034	19,259	3.0
The Income Fund of America, Class R-6	1,071,553	19,277	3.0

		64,172	10.0

Bond funds — 5.1%
U.S. Government Securities Fund, Class R-6	2,245,183	32,757	5.1

Total investment securities (cost: $572,284,000)		642,282	100.0
Other assets less liabilities		(407)	—

Net assets		$641,875	100.0%

See Notes to Financial Statements

14	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2040.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 40.0%
AMCAP Fund, Class R-6	3,990,325	$84,156	7.0%
EuroPacific Growth Fund, Class R-6	1,207,405	48,043	4.0
The Growth Fund of America, Inc., Class R-6	2,509,122	84,156	7.0
The New Economy Fund, Class R-6	1,701,973	48,234	4.0
New Perspective Fund, Inc., Class R-6	2,775,592	84,156	7.0
New World Fund, Inc., Class R-6	918,224	48,317	4.0
SMALLCAP World Fund, Inc., Class R-6	2,154,012	84,157	7.0

		481,219	40.0

Growth-and-income funds — 45.0%
American Mutual Fund, Class R-6	3,400,853	96,176	8.0
Capital World Growth and Income Fund, Inc., Class R-6	2,334,294	84,245	7.0
Fundamental Investors, Class R-6	2,413,741	96,163	8.0
International Growth and Income Fund, Class R-6	1,611,484	48,328	4.0
The Investment Company of America, Class R-6	3,563,207	108,286	9.0
Washington Mutual Investors Fund, Class R-6	3,478,467	108,215	9.0

		541,413	45.0

Equity-income and Balanced funds — 9.9%
American Balanced Fund, Class R-6	2,382,175	48,001	3.9
Capital Income Builder, Class R-6	683,219	36,046	3.0
The Income Fund of America, Class R-6	2,004,386	36,059	3.0

		120,106	9.9

Bond funds — 5.1%
U.S. Government Securities Fund, Class R-6	4,191,885	61,160	5.1

Total investment securities (cost: $1,069,905,000)		1,203,898	100.0
Other assets less liabilities		(771)	—

Net assets		$1,203,127	100.0%

See Notes to Financial Statements

American Funds Target Date Retirement Series	15

American Funds 2035 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2035.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 40.0%
AMCAP Fund, Class R-6	4,462,445	$94,113	7.0%
EuroPacific Growth Fund, Class R-6	1,350,321	53,729	4.0
The Growth Fund of America, Inc., Class R-6	2,805,992	94,113	7.0
The New Economy Fund, Class R-6	1,901,999	53,903	4.0
New Perspective Fund, Inc., Class R-6	3,103,990	94,113	7.0
New World Fund, Inc., Class R-6	1,026,911	54,036	4.0
SMALLCAP World Fund, Inc., Class R-6	2,408,886	94,115	7.0

		538,122	40.0

Growth-and-income funds — 40.0%
American Mutual Fund, Class R-6	3,327,006	94,088	7.0
Capital World Growth and Income Fund, Inc., Class R-6	2,238,386	80,783	6.0
Fundamental Investors, Class R-6	2,362,394	94,118	7.0
International Growth and Income Fund, Class R-6	1,797,054	53,894	4.0
The Investment Company of America, Class R-6	3,543,438	107,685	8.0
Washington Mutual Investors Fund, Class R-6	3,457,231	107,554	8.0

		538,122	40.0

Equity-income and Balanced funds — 14.9%
American Balanced Fund, Class R-6	3,330,105	67,102	4.9
Capital Income Builder, Class R-6	1,273,957	67,214	5.0
The Income Fund of America, Class R-6	3,739,736	67,278	5.0

		201,594	14.9

Bond funds — 5.1%
U.S. Government Securities Fund, Class R-6	4,692,674	68,466	5.1

Total investment securities (cost: $1,207,645,000)		1,346,304	100.0
Other assets less liabilities		(1,023)	—

Net assets		$1,345,281	100.0%

See Notes to Financial Statements

16	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2030.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 40.0%
AMCAP Fund, Class R-6	6,561,306	$138,378	7.0%
EuroPacific Growth Fund, Class R-6	1,993,880	79,336	4.0
The Growth Fund of America, Inc., Class R-6	4,129,466	138,502	7.0
The New Economy Fund, Class R-6	2,811,232	79,670	4.0
New Perspective Fund, Inc., Class R-6	4,560,347	138,270	7.0
New World Fund, Inc., Class R-6	1,516,334	79,790	4.0
SMALLCAP World Fund, Inc., Class R-6	3,548,547	138,642	7.0

		792,588	40.0

Growth-and-income funds — 35.0%
American Mutual Fund, Class R-6	4,201,571	118,820	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,742,918	98,992	5.0
Fundamental Investors, Class R-6	2,982,441	118,820	6.0
International Growth and Income Fund, Class R-6	1,991,772	59,733	3.0
The Investment Company of America, Class R-6	4,562,372	138,651	7.0
Washington Mutual Investors Fund, Class R-6	5,094,200	158,481	8.0

		693,497	35.0

Equity-income and Balanced funds — 20.0%
American Balanced Fund, Class R-6	7,858,499	158,349	8.0
Capital Income Builder, Class R-6	2,257,434	119,102	6.0
The Income Fund of America, Class R-6	6,615,862	119,019	6.0

		396,470	20.0

Bond funds — 5.0%
U.S. Government Securities Fund, Class R-6	6,884,908	100,451	5.0

Total investment securities (cost: $1,771,204,000)		1,983,006	100.0
Other assets less liabilities		(1,551)	—

Net assets		$1,981,455	100.0%

See Notes to Financial Statements

American Funds Target Date Retirement Series	17

American Funds 2025 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2025.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 35.0%
AMCAP Fund, Class R-6	5,664,896	$119,473	6.0%
EuroPacific Growth Fund, Class R-6	2,004,970	79,778	4.0
The Growth Fund of America, Inc., Class R-6	3,562,105	119,473	6.0
The New Economy Fund, Class R-6	2,116,132	59,971	3.0
New Perspective Fund, Inc., Class R-6	4,598,678	139,432	7.0
New World Fund, Inc., Class R-6	1,142,716	60,130	3.0
SMALLCAP World Fund, Inc., Class R-6	3,058,418	119,492	6.0

		697,749	35.0

Growth-and-income funds — 35.0%
American Mutual Fund, Class R-6	4,223,616	119,444	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,764,734	99,779	5.0
Fundamental Investors, Class R-6	2,999,299	119,492	6.0
International Growth and Income Fund, Class R-6	2,000,613	59,998	3.0
The Investment Company of America, Class R-6	4,596,634	139,692	7.0
Washington Mutual Investors Fund, Class R-6	5,122,368	159,357	8.0

		697,762	35.0

Equity-income and Balanced funds — 19.9%
American Balanced Fund, Class R-6	7,906,409	159,314	7.9
Capital Income Builder, Class R-6	2,263,898	119,443	6.0
The Income Fund of America, Class R-6	6,647,953	119,597	6.0

		398,354	19.9

Bond funds — 10.1%
U.S. Government Securities Fund, Class R-6	13,852,282	202,105	10.1

Total investment securities (cost: $1,822,632,000)		1,995,970	100.0
Other assets less liabilities		(1,498)	—

Net assets		$1,994,472	100.0%

See Notes to Financial Statements

18	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2020.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 19.9%
AMCAP Fund, Class R-6	4,348,273	$91,705	3.9%
EuroPacific Growth Fund, Class R-6	1,737,553	69,137	3.0
The Growth Fund of America, Inc., Class R-6	2,734,535	91,717	4.0
New Perspective Fund, Inc., Class R-6	3,785,903	114,788	5.0
New World Fund, Inc., Class R-6	440,042	23,155	1.0
SMALLCAP World Fund, Inc., Class R-6	1,762,058	68,844	3.0

		459,346	19.9

Growth-and-income funds — 35.0%
American Mutual Fund, Class R-6	4,879,767	138,000	6.0
Capital World Growth and Income Fund, Inc., Class R-6	3,191,162	115,169	5.0
Fundamental Investors, Class R-6	3,463,009	137,966	6.0
International Growth and Income Fund, Class R-6	2,316,821	69,481	3.0
The Investment Company of America, Class R-6	5,308,285	161,319	7.0
Washington Mutual Investors Fund, Class R-6	5,916,235	184,054	8.0

		805,989	35.0

Equity-income and Balanced funds — 19.9%
American Balanced Fund, Class R-6	9,116,754	183,703	7.9
Capital Income Builder, Class R-6	2,612,616	137,842	6.0
The Income Fund of America, Class R-6	7,680,070	138,164	6.0

		459,709	19.9

Bond funds — 25.2%
American Funds Mortgage Fund, Class R-6*	11,310,860	116,389	5.0
Capital World Bond Fund, Class R-6	5,381,291	116,020	5.0
Intermediate Bond Fund of America, Class R-6	8,446,362	116,391	5.1
U.S. Government Securities Fund, Class R-6	15,878,186	231,663	10.1

		580,463	25.2

Total investment securities (cost: $2,152,280,000)		2,305,507	100.0
Other assets less liabilities		(933)	—

Net assets		$2,304,574	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2012 (000)

American Funds Mortgage Fund, Class R-6	9,218,326	2,560,197	467,663	11,310,860	$1,486	$116,389

See Notes to Financial Statements

American Funds Target Date Retirement Series	19

American Funds 2015 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2015.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 15.0%
AMCAP Fund, Class R-6	3,047,518	$64,272	4.0%
EuroPacific Growth Fund, Class R-6	1,211,055	48,188	3.0
The Growth Fund of America, Inc., Class R-6	1,435,780	48,156	3.0
New Perspective Fund, Inc., Class R-6	2,653,274	80,447	5.0

		241,063	15.0

Growth-and-income funds — 30.0%
American Mutual Fund, Class R-6	3,416,347	96,614	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,232,989	80,589	5.0
Fundamental Investors, Class R-6	2,021,255	80,527	5.0
International Growth and Income Fund, Class R-6	1,076,465	32,283	2.0
The Investment Company of America, Class R-6	3,181,696	96,692	6.0
Washington Mutual Investors Fund, Class R-6	3,106,607	96,646	6.0

		483,351	30.0

Equity-income and Balanced funds — 20.0%
American Balanced Fund, Class R-6	6,395,930	128,878	8.0
Capital Income Builder, Class R-6	1,831,205	96,614	6.0
The Income Fund of America, Class R-6	5,365,810	96,531	6.0

		322,023	20.0

Bond funds — 35.0%
American Funds Mortgage Fund, Class R-6*	7,829,947	80,570	5.0
The Bond Fund of America, Class R-6	6,212,040	80,570	5.0
Capital World Bond Fund, Class R-6	3,736,841	80,567	5.0
Intermediate Bond Fund of America, Class R-6	11,689,838	161,086	10.0
U.S. Government Securities Fund, Class R-6	11,040,848	161,086	10.0

		563,879	35.0

Total investment securities (cost: $1,533,888,000)		1,610,316	100.0
Other assets less liabilities		(1,416)	—

Net assets		$1,608,900	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2012 (000)

American Funds Mortgage Fund, Class R-6	6,961,730	1,321,067	452,850	7,829,947	$1,079	$80,570

See Notes to Financial Statements

20	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund
Investment portfolio, October 31, 2012

Designed for investors who
plan to retire in or near 2010.

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 5.0%
AMCAP Fund, Class R-6	946,056	$19,952	2.0%
The Growth Fund of America, Inc., Class R-6	296,368	9,940	1.0
New Perspective Fund, Inc., Class R-6	659,994	20,011	2.0

		49,903	5.0

Growth-and-income funds — 25.0%
American Mutual Fund, Class R-6	2,128,288	60,188	6.0
Capital World Growth and Income Fund, Inc., Class R-6	1,110,600	40,081	4.0
Fundamental Investors, Class R-6	1,006,074	40,082	4.0
International Growth and Income Fund, Class R-6	337,067	10,109	1.0
The Investment Company of America, Class R-6	1,649,620	50,132	5.0
Washington Mutual Investors Fund, Class R-6	1,611,540	50,135	5.0

		250,727	25.0

Equity-income and Balanced funds — 25.0%
American Balanced Fund, Class R-6	3,480,789	70,138	7.0
Capital Income Builder, Class R-6	1,712,281	90,340	9.0
The Income Fund of America, Class R-6	5,016,269	90,243	9.0

		250,721	25.0

Bond funds — 45.0%
American Funds Mortgage Fund, Class R-6*	9,798,605	100,828	10.0
American High-Income Trust, Class R-6	4,494,573	50,519	5.0
The Bond Fund of America, Class R-6	7,778,352	100,885	10.0
Capital World Bond Fund, Class R-6	2,336,526	50,375	5.0
Intermediate Bond Fund of America, Class R-6	7,315,154	100,803	10.0
U.S. Government Securities Fund, Class R-6	3,463,935	50,539	5.0

		453,949	45.0

Total investment securities (cost: $982,099,000)		1,005,300	100.0
Other assets less liabilities		1,569	—

Net assets		$1,006,869	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2012 (000)

American Funds Mortgage Fund, Class R-6	8,767,191	1,824,540	793,126	9,798,605	$1,358	$100,828

See Notes to Financial Statements

American Funds Target Date Retirement Series	21

Financial statements

Statements of assets and liabilities at October 31, 2012

		2055 Fund		2050 Fund	2045 Fund	2040 Fund

Assets:
Investment securities, at value:
Unaffiliated issuers		$108,612		$593,649	$642,282	$1,203,898
Affiliated issuer		—		—	—	—
Receivables for:
Sales of investments		—		—	—	—
Sales of fund’s shares		702		2,360	3,062	4,488
Dividends		1		5	5	10

Total assets		109,315		596,014	645,349	1,208,396

Liabilities:
Payables for:
Purchases of investments		444		837	609	1,296
Repurchases of fund’s shares		228		1,488	2,332	3,011
Services provided by related parties		78		468	525	949
Trustees’ deferred compensation		—	*	2	2	4
Other		4		6	6	9

Total liabilities		754		2,801	3,474	5,269

Net assets at October 31, 2012		$108,561		$593,213	$641,875	$1,203,127

Net assets consist of:
Capital paid in on shares of beneficial interest		$101,846		$524,498	$562,504	$1,052,335
Undistributed net investment income		597		3,759	3,958	7,714
Undistributed net realized gain		832		4,227	5,415	9,085
Net unrealized appreciation		5,286		60,729	69,998	133,993

Net assets at October 31, 2012		$108,561		$593,213	$641,875	$1,203,127

Investment securities, at cost:
Unaffiliated issuers		$103,326		$532,920	$572,284	$1,069,905
Affiliated issuer		—		—	—	—

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$37,802		$214,647	$208,380	$396,860
	Shares outstanding	3,118		21,643	20,606	39,208
	Net asset value per share	$12.13		$9.92	$10.11	$10.12

Class R-1:	Net assets	$358		$3,554	$5,200	$10,580
	Shares outstanding	30		365	523	1,064
	Net asset value per share	$11.99		$9.75	$9.95	$9.94

Class R-2:	Net assets	$26,862		$144,578	$163,820	$279,898
	Shares outstanding	2,242		14,813	16,502	28,138
	Net asset value per share	$11.98		$9.76	$9.93	$9.95

Class R-3:	Net assets	$24,292		$121,222	$143,406	$262,484
	Shares outstanding	2,016		12,319	14,303	26,123
	Net asset value per share	$12.05		$9.84	$10.03	$10.05

Class R-4:	Net assets	$10,368		$67,836	$71,907	$152,850
	Shares outstanding	855		6,845	7,115	15,110
	Net asset value per share	$12.13		$9.91	$10.11	$10.12

Class R-5:	Net assets	$7,080		$27,059	$34,351	$69,397
	Shares outstanding	581		2,711	3,374	6,812
	Net asset value per share	$12.18		$9.98	$10.18	$10.19

Class R-6:	Net assets	$1,799		$14,317	$14,811	$31,058
	Shares outstanding	148		1,438	1,459	3,057
	Net asset value per share	$12.19		$9.96	$10.15	$10.16

* Amount less than one thousand.

See Notes to Financial Statements

22	American Funds Target Date Retirement Series

(dollars and shares in thousands, except per-share amounts)

2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$1,346,304	$1,983,006	$1,995,970	$2,189,118	$1,529,746	$904,472
—	—	—	116,389	80,570	100,828

—	—	—	1,174	4,192	—
4,210	7,446	7,837	5,595	3,940	4,679
12	17	34	76	95	110

1,350,526	1,990,469	2,003,841	2,312,352	1,618,543	1,010,089

1,024	941	684	—	—	360
3,103	6,466	7,065	5,968	8,340	2,151
1,102	1,586	1,598	1,784	1,282	693
6	8	9	12	10	8
10	13	13	14	11	8

5,245	9,014	9,369	7,778	9,643	3,220

$1,345,281	$1,981,455	$1,994,472	$2,304,574	$1,608,900	$1,006,869

$1,184,772	$1,732,856	$1,787,887	$2,107,775	$1,488,544	$954,483
9,151	13,998	15,000	22,867	18,132	16,602
12,699	22,799	18,247	20,705	25,796	12,583
138,659	211,802	173,338	153,227	76,428	23,201

$1,345,281	$1,981,455	$1,994,472	$2,304,574	$1,608,900	$1,006,869

$1,207,645	$1,771,204	$1,822,632	$2,040,376	$1,456,616	$885,157
—	—	—	111,904	77,272	96,942

$436,995	$598,064	$658,118	$804,848	$622,118	$511,141
43,477	59,107	66,539	82,057	63,086	52,330
$10.05	$10.12	$9.89	$9.81	$9.86	$9.77

$12,657	$19,127	$13,883	$15,683	$12,179	$3,668
1,285	1,919	1,426	1,626	1,258	379
$9.85	$9.97	$9.74	$9.64	$9.68	$9.68

$336,285	$460,507	$462,775	$447,936	$309,048	$135,378
34,030	46,301	47,606	46,407	31,867	14,054
$9.88	$9.95	$9.72	$9.65	$9.70	$9.63

$302,167	$450,376	$464,713	$530,271	$375,534	$178,091
30,295	44,852	47,353	54,453	38,364	18,345
$9.97	$10.04	$9.81	$9.74	$9.79	$9.71

$144,120	$276,224	$246,502	$323,787	$182,426	$113,784
14,348	27,315	24,935	33,020	18,504	11,650
$10.04	$10.11	$9.89	$9.81	$9.86	$9.77

$77,847	$108,966	$96,824	$115,917	$73,623	$45,682
7,697	10,702	9,730	11,745	7,420	4,648
$10.11	$10.18	$9.95	$9.87	$9.92	$9.83

$35,210	$68,191	$51,657	$66,132	$33,972	$19,125
3,492	6,718	5,202	6,716	3,433	1,950
$10.08	$10.15	$9.93	$9.85	$9.90	$9.81

American Funds Target Date Retirement Series	23

Statements of operations
for the year ended October 31, 2012

	2055 Fund		2050 Fund		2045 Fund		2040 Fund

Investment income:
Income:
Dividends:
Unaffiliated issuers	$1,536		$10,580		$11,116		$21,405
Affiliated issuer	—		—		—		—
Interest	1		3		4		7

	1,537		10,583		11,120		21,412

Fees and expenses*:
Investment advisory services	79		519		548		1,049
Distribution services	306		2,086		2,263		4,153
Transfer agent services	138		903		972		1,795
Reports to shareholders	3		23		24		46
Registration statement and prospectus	86		108		115		142
Trustees’ compensation	1		4		4		8
Auditing and legal	4		7		7		10
Custodian	16		16		17		17
State and local taxes	—	†	—	†	—	†	1
Other	—	†	3		3		5

Total fees and expenses before reimbursements/waivers	633		3,669		3,953		7,226
Less reimbursements/waivers of fees and expenses:
Investment advisory services	79		519		548		1,049
Administrative services	—	†	—	†	—	†	1
Other	72		—		—		—

Total fees and expenses after reimbursements/waivers	482		3,150		3,405		6,176

Net investment income	1,055		7,433		7,715		15,236

Net realized gain and unrealized appreciation on investments:
Net realized gain on sale of investments:
Unaffiliated issuers	749		3,571		4,770		7,766
Affiliated issuer	—		—		—		—
Capital gain distributions received	102		811		837		1,641

Net realized gain	851		4,382		5,607		9,407
Net unrealized appreciation on investments	6,541		45,659		47,404		92,160

Net realized gain and unrealized appreciation on investments	7,392		50,041		53,011		101,567

Net increase in net assets resulting from operations	$8,447		$57,474		$60,726		$116,803

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
† Amount less than one thousand.

See Notes to Financial Statements

24	American Funds Target Date Retirement Series

				(dollars in thousands)

2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$24,867	$37,652	$38,121	$46,798	$35,466	$26,754
—	—	—	1,486	1,079	1,358
10	7	6	9	7	2

24,877	37,659	38,127	48,293	36,552	28,114

1,181	1,760	1,769	2,077	1,509	953
4,827	7,093	7,179	7,988	5,938	3,278
2,072	3,010	3,073	3,467	2,552	1,488
52	78	78	93	69	44
140	161	163	164	141	102
9	14	14	17	13	8
11	15	15	17	13	9
16	16	17	16	16	17
1	1	1	1	1	1
6	9	9	11	8	5

8,315	12,157	12,318	13,851	10,260	5,905

1,181	1,760	1,769	2,077	1,509	953
1	1	1	1	1	—	†
—	—	—	—	—	—

7,133	10,396	10,548	11,773	8,750	4,952

17,744	27,263	27,579	36,520	27,802	23,162

11,180	20,785	15,169	15,627	22,174	10,515
—	—	—	1,294	1,038	1,427
1,832	2,506	4,148	6,052	4,281	2,135

13,012	23,291	19,317	22,973	27,493	14,077
99,667	144,547	141,820	139,103	78,857	46,017

112,679	167,838	161,137	162,076	106,350	60,094

$130,423	$195,101	$188,716	$198,596	$134,152	$83,256

American Funds Target Date Retirement Series	25

Statements of changes in net assets

	2055 Fund		2050 Fund		2045 Fund

	Year ended October 31, 2012	Year ended October 31, 2011	Year ended October 31, 2012	Year ended October 31, 2011	Year ended October 31, 2012	Year ended October 31, 2011

Operations:
Net investment income	$1,055	$443	$7,433	$6,265	$7,715	$6,129
Net realized gain	851	851	4,382	2,044	5,607	1,797
Net unrealized appreciation (depreciation) on investments	6,541	(2,042)	45,659	(4,170)	47,404	(4,716)

Net increase (decrease) in net assets resulting from operations	8,447	(748)	57,474	4,139	60,726	3,210

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(313)	(101)	(3,032)	(2,487)	(2,752)	(2,122)
Class R-1	(1)	— *	(31)	(33)	(44)	(36)
Class R-2	(144)	(35)	(1,220)	(1,216)	(1,379)	(1,207)
Class R-3	(167)	(43)	(1,308)	(1,109)	(1,488)	(1,174)
Class R-4	(53)	(14)	(852)	(625)	(813)	(557)
Class R-5	(72)	(36)	(414)	(284)	(477)	(305)
Class R-6	(11)	(2)	(119)	(92)	(124)	(136)

Total dividends from net investment income	(761)	(231)	(6,976)	(5,846)	(7,077)	(5,537)

Distributions from net realized gain:
Short-term net realized gains:
Class A	(262)	(43)	(38)	(165)	—	(530)
Class R-1	(1)	— *	(1)	(3)	—	(15)
Class R-2	(176)	(20)	(26)	(119)	—	(442)
Class R-3	(159)	(22)	(21)	(91)	—	(352)
Class R-4	(45)	(6)	(11)	(41)	—	(139)
Class R-5	(53)	(15)	(5)	(17)	—	(67)
Class R-6	(8)	(1)	(1)	(5)	—	(29)
Long-term net realized gains:
Class A	(50)	—	(616)	(1,773)	(505)	(763)
Class R-1	— *	—	(11)	(35)	(13)	(22)
Class R-2	(34)	—	(411)	(1,277)	(403)	(637)
Class R-3	(31)	—	(323)	(971)	(331)	(505)
Class R-4	(8)	—	(172)	(441)	(149)	(199)
Class R-5	(10)	—	(72)	(177)	(75)	(96)
Class R-6	(1)	—	(21)	(56)	(19)	(42)

Total distributions from net realized gain	(838)	(107)	(1,729)	(5,171)	(1,495)	(3,838)

Total dividends and distributions paid to shareholders	(1,599)	(338)	(8,705)	(11,017)	(8,572)	(9,375)

Net capital share transactions	49,674	38,718	95,089	105,590	131,758	125,840

Total increase in net assets	56,522	37,632	143,858	98,712	183,912	119,675

Net assets:
Beginning of year	52,039	14,407	449,355	350,643	457,963	338,288

End of year	$108,561	$52,039	$593,213	$449,355	$641,875	$457,963

Undistributed net investment income	$597	$287	$3,759	$3,150	$3,958	$3,137

See page 28 for footnote.

See Notes to Financial Statements

26	American Funds Target Date Retirement Series

(dollars in thousands)

2040 Fund		2035 Fund		2030 Fund		2025 Fund		2020 Fund

Year ended October 31, 2012	Year ended October 31, 2011	Year ended October 31, 2012	Year ended October 31, 2011	Year ended October 31, 2012	Year ended October 31, 2011	Year ended October 31, 2012	Year ended October 31, 2011	Year ended October 31, 2012	Year ended October 31, 2011

$15,236	$12,993	$17,744	$15,334	$27,263	$24,344	$27,579	$25,162	$36,520	$35,755
9,407	4,007	13,012	4,575	23,291	8,810	19,317	11,334	22,973	13,190
92,160	(8,364)	99,667	(9,609)	144,547	(13,139)	141,820	(10,360)	139,103	(1,556)

116,803	8,636	130,423	10,300	195,101	20,015	188,716	26,136	198,596	47,389

(5,604)	(4,415)	(6,562)	(5,538)	(9,438)	(7,991)	(10,913)	(9,652)	(15,616)	(13,314)
(101)	(77)	(120)	(106)	(201)	(192)	(139)	(140)	(227)	(203)
(2,422)	(2,199)	(3,157)	(2,884)	(4,640)	(4,288)	(4,944)	(4,722)	(6,141)	(5,771)
(2,909)	(2,407)	(3,500)	(2,854)	(5,493)	(4,799)	(5,935)	(5,096)	(8,283)	(7,301)
(1,967)	(1,565)	(1,966)	(1,549)	(3,765)	(2,902)	(3,582)	(2,945)	(5,704)	(4,725)
(1,129)	(867)	(1,178)	(801)	(2,159)	(1,729)	(1,497)	(1,056)	(2,418)	(1,828)
(317)	(286)	(294)	(286)	(686)	(528)	(508)	(474)	(827)	(790)

(14,449)	(11,816)	(16,777)	(14,018)	(26,382)	(22,429)	(27,518)	(24,085)	(39,216)	(33,932)

—	(134)	—	(1,131)	—	—	(246)	(1,988)	(75)	(2,776)
—	(4)	—	(31)	—	—	(5)	(41)	(2)	(58)
—	(100)	—	(863)	—	—	(169)	(1,372)	(42)	(1,616)
—	(88)	—	(688)	—	—	(158)	(1,222)	(46)	(1,739)
—	(47)	—	(315)	—	—	(80)	(608)	(28)	(983)
—	(23)	—	(144)	—	—	(29)	(194)	(10)	(342)
—	(8)	—	(50)	—	—	(10)	(85)	(3)	(145)

(1,169)	(888)	(1,333)	(776)	(2,451)	(596)	(3,009)	(1,203)	(3,838)	(3,281)
(34)	(24)	(38)	(21)	(84)	(21)	(61)	(25)	(81)	(69)
(817)	(661)	(1,000)	(592)	(1,861)	(457)	(2,065)	(830)	(2,135)	(1,910)
(739)	(579)	(850)	(471)	(1,718)	(420)	(1,932)	(739)	(2,353)	(2,056)
(412)	(313)	(398)	(216)	(971)	(215)	(983)	(368)	(1,397)	(1,161)
(204)	(153)	(207)	(99)	(486)	(113)	(359)	(118)	(526)	(404)
(57)	(49)	(51)	(35)	(151)	(34)	(119)	(52)	(177)	(172)

(3,432)	(3,071)	(3,877)	(5,432)	(7,722)	(1,856)	(9,225)	(8,845)	(10,713)	(16,712)

(17,881)	(14,887)	(20,654)	(19,450)	(34,104)	(24,285)	(36,743)	(32,930)	(49,929)	(50,644)

195,372	205,759	211,321	217,573	267,715	296,817	294,313	290,657	302,305	323,006

294,294	199,508	321,090	208,423	428,712	292,547	446,286	283,863	450,972	319,751

908,833	709,325	1,024,191	815,768	1,552,743	1,260,196	1,548,186	1,264,323	1,853,602	1,533,851

$1,203,127	$908,833	$1,345,281	$1,024,191	$1,981,455	$1,552,743	$1,994,472	$1,548,186	$2,304,574	$1,853,602

$7,714	$6,652	$9,151	$7,862	$13,998	$12,644	$15,000	$13,898	$22,867	$23,312

American Funds Target Date Retirement Series	27

Statements of changes in net assets (continued)	(dollars in thousands)

	2015 Fund		2010 Fund

	Year ended October 31, 2012	Year ended October 31, 2011	Year ended October 31, 2012	Year ended October 31, 2011

Operations:
Net investment income	$27,802	$28,671	$23,162	$24,938
Net realized gain	27,493	15,022	14,077	16,205
Net unrealized appreciation (depreciation) on investments	78,857	(691)	46,017	(5,221)

Net increase in net assets resulting from operations	134,152	43,002	83,256	35,922

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(13,438)	(12,024)	(13,556)	(12,454)
Class R-1	(207)	(207)	(76)	(68)
Class R-2	(4,980)	(4,746)	(3,049)	(2,882)
Class R-3	(6,920)	(6,376)	(4,436)	(4,324)
Class R-4	(3,835)	(3,337)	(3,154)	(2,947)
Class R-5	(1,314)	(944)	(1,262)	(1,394)
Class R-6	(484)	(526)	(500)	(570)

Total dividends from net investment income	(31,178)	(28,160)	(26,033)	(24,639)

Distributions from net realized gain:
Short-term net realized gains:
Class A	(120)	(5,492)	(1,687)	(2,735)
Class R-1	(3)	(127)	(12)	(19)
Class R-2	(62)	(2,869)	(492)	(812)
Class R-3	(71)	(3,274)	(620)	(1,061)
Class R-4	(34)	(1,511)	(391)	(640)
Class R-5	(10)	(387)	(143)	(278)
Class R-6	(4)	(212)	(56)	(112)
Long-term net realized gains:
Class A	(5,057)	(693)	(5,785)	(274)
Class R-1	(111)	(16)	(43)	(2)
Class R-2	(2,584)	(362)	(1,687)	(81)
Class R-3	(2,983)	(413)	(2,124)	(106)
Class R-4	(1,433)	(191)	(1,342)	(64)
Class R-5	(438)	(49)	(490)	(28)
Class R-6	(159)	(27)	(191)	(11)

Total distributions from net realized gain	(13,069)	(15,623)	(15,063)	(6,223)

Total dividends and distributions paid to shareholders	(44,247)	(43,783)	(41,096)	(30,862)

Net capital share transactions	127,777	169,792	62,587	26,083

Total increase in net assets	217,682	169,011	104,747	31,143

Net assets:
Beginning of year	1,391,218	1,222,207	902,122	870,979

End of year	$1,608,900	$1,391,218	$1,006,869	$902,122

Undistributed net investment income	$18,132	$19,809	$16,602	$18,189

* Amount less than one thousand.

See Notes to Financial Statements

28    American Funds Target Date Retirement Series

Notes to financial statements

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 10 funds (the “funds”) — American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”).

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the investment adviser of the underlying funds.

Each fund in the series has seven share classes consisting of one retail share class (Class A) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). Class A shares are subject to an initial sales charge of up to 5.75%. The six retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 40 to 50.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

American Funds Target Date Retirement Series    29

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and to better address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2012, all of the investment securities for each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the funds’ equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the funds may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The funds invest in underlying funds and incur expenses related to the underlying funds. In addition, investors in the funds will incur fees to pay for certain expenses related to the operations of the funds. An investor holding the underlying funds directly and in the same proportions as the funds would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the funds.

Because the funds’ investments are concentrated in the underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the funds in the years preceding their respective target dates because a greater proportion of the funds’ assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying funds having to reinvest the proceeds in lower yielding securities. Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the funds approach and pass their respective target dates because a greater proportion of the funds’ assets will consist of underlying funds that primarily invest in bonds.

30    American Funds Target Date Retirement Series

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2012, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series, except for 2055 Fund, is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007, the year the series commenced operations. 2055 Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

American Funds Target Date Retirement Series    31

As of October 31, 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Undistributed ordinary income	$990	$3,825	$3,960	$7,788	$9,154	$14,084	$15,006	$23,086	$18,372	$18,618
Undistributed long-term capital gain	438	4,172	5,415	9,018	12,699	22,726	18,247	20,537	25,562	10,662
Gross unrealized appreciation on investment securities	5,286	60,720	69,998	133,990	139,246	212,090	174,021	158,722	82,989	36,572
Gross unrealized depreciation on investment securities	—	—	—	—	(587)	(295)	(683)	(5,539)	(6,561)	(13,463)
Net unrealized appreciation on investment securities	5,286	60,720	69,998	133,990	138,659	211,795	173,338	153,183	76,428	23,109

Cost of investment securities	103,326	532,929	572,284	1,069,908	1,207,645	1,771,211	1,822,632	2,152,324	1,533,888	982,191

Reclassification to undistributed net investment income from undistributed net realized gain	17	156	187	282	331	481	1,047	2,260	1,706	1,286
Reclassification to capital paid in on shares of beneficial interest from undistributed net investment income	1	4	4	7	9	8	6	9	7	2

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 40 to 50.

Other reimbursement — CRMC has agreed to reimburse a portion of the fees and expenses of 2055 Fund during its start-up period. At its discretion the adviser may elect to extend, modify or terminate the reimbursement. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amount reimbursed by CRMC is reflected as other reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The series has plans of distribution for all share classes, except Class R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits

Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

32	American Funds Target Date Retirement Series

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2012, there were no unreimbursed expenses subject to reimbursement for the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period November 1, 2011, through December 31, 2011, only Class A shares of each fund were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to the funds’ Class R shares through the fees paid by each fund to CRMC under the series’ administrative services agreement with CRMC as described in the administrative services section below; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include the funds’ Class R shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services fees may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes of the funds.

In addition, through December 31, 2011, the investment adviser reimbursed certain expenses for the R-1 share class of the target date funds.

For the year ended October 31, 2012, total transfer agent services fees paid by the funds under these agreements were as follows (dollars in thousands):

	Transfer agent services fees paid to AFS	Transfer agent services fees paid to CRMC	Total transfer agent services fees	Transfer agent services reimbursement

2055 Fund	$133	$5	$138	$— *
2050 Fund	866	37	903	— *
2045 Fund	934	38	972	— *
2040 Fund	1,721	74	1,795	(1)
2035 Fund	1,989	83	2,072	(1)
2030 Fund	2,885	125	3,010	(1)
2025 Fund	2,946	127	3,073	(1)
2020 Fund	3,317	150	3,467	(1)
2015 Fund	2,439	113	2,552	(1)
2010 Fund	1,416	72	1,488	— *

Total	$18,646	$824	$19,470	$(6)

*Amount less than one thousand.

Amounts were paid to CRMC through its administrative services agreement with the funds. Amounts paid to CRMC by the funds were then paid by CRMC to AFS and other third parties.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period November 1, 2011, through December 31, 2011, the agreement applied to all share classes except Class R-6. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.10% (0.05% for Class R-5) of such share class’s respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

During this period, the underlying funds also paid an administrative services fee of up to 0.05%. The aggregate administrative services fee paid to CRMC for each share class together with the underlying fund investments was up to 0.05% for Class R-6 shares, up to 0.10% for Class R-5 shares and up to 0.15% for all other share classes.

American Funds Target Date Retirement Series	33

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include all share classes. Under the revised agreement, fees for transfer agent services are no longer included as part of the administrative services fee paid by the funds to CRMC. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

Class-specific expenses under the agreements described above for the year ended October 31, 2012, were as follows (dollars in thousands):

	Distribution services	Transfer agent services		Transfer agent services reimbursement

2055 Fund
Class A	$55	$38		$—
Class R-1	2	—	*	— *
Class R-2	152	62		—
Class R-3	82	29		—
Class R-4	15	6		—
Class R-5	Not applicable	3		—
Class R-6	Not applicable	—	*	—

Total	$306	$138		$— *

2050 Fund
Class A	$428	$251		$—
Class R-1	34	4		— *
Class R-2	956	390		—
Class R-3	525	186		—
Class R-4	143	58		—
Class R-5	Not applicable	13		—
Class R-6	Not applicable	1		—

Total	$2,086	$903		$— *

2045 Fund
Class A	$394	$239		$—
Class R-1	47	6		— *
Class R-2	1,065	433		—
Class R-3	613	220		—
Class R-4	144	59		—
Class R-5	Not applicable	14		—
Class R-6	Not applicable	1		—

Total	$2,263	$972		$— *

2040 Fund
Class A	$760	$462		$—
Class R-1	102	14		(1)
Class R-2	1,833	746		—
Class R-3	1,142	408		—
Class R-4	316	130		—
Class R-5	Not applicable	33		—
Class R-6	Not applicable	2		—

Total	$4,153	$1,795		$(1)

2035 Fund
Class A	$875	$520		$—
Class R-1	113	15		(1)
Class R-2	2,222	905		—
Class R-3	1,313	471		—
Class R-4	304	126		—
Class R-5	Not applicable	33		—
Class R-6	Not applicable	2		—

Total	$4,827	$2,072		$(1)

	Distribution services	Transfer agent services		Transfer agent services reimbursement

2030 Fund
Class A	$1,227	$723		$—
Class R-1	190	25		(1)
Class R-2	3,101	1,254		—
Class R-3	1,999	716		—
Class R-4	576	236		—
Class R-5	Not applicable	52		—
Class R-6	Not applicable	4		—

Total	$7,093	$3,010		$(1)

2025 Fund
Class A	$1,389	$802		$—
Class R-1	125	17		(1)
Class R-2	3,115	1,269		—
Class R-3	2,035	728		—
Class R-4	515	211		—
Class R-5	Not applicable	43		—
Class R-6	Not applicable	3		—

Total	$7,179	$3,073		$(1)

2020 Fund
Class A	$1,693	$979		$—
Class R-1	159	21		(1)
Class R-2	3,064	1,266		—
Class R-3	2,362	848		—
Class R-4	710	294		—
Class R-5	Not applicable	54		—
Class R-6	Not applicable	5		—

Total	$7,988	$3,467		$(1)

2015 Fund
Class A	$1,418	$782		$—
Class R-1	122	16		(1)
Class R-2	2,207	909		—
Class R-3	1,765	638		—
Class R-4	426	173		—
Class R-5	Not applicable	32		—
Class R-6	Not applicable	2		—

Total	$5,938	$2,552		$(1)

2010 Fund
Class A	$1,128	$630		$—
Class R-1	34	4		— *
Class R-2	986	408		—
Class R-3	859	312		—
Class R-4	271	111		—
Class R-5	Not applicable	21		—
Class R-6	Not applicable	2		—

Total	$3,278	$1,488		$— *

* Amount less than one thousand.

34	American Funds Target Date Retirement Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and the net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation

2055 Fund	$515	$8	$523
2050 Fund	3,707	380	4,087
2045 Fund	3,868	301	4,169
2040 Fund	7,490	676	8,166
2035 Fund	8,451	872	9,323
2030 Fund	12,671	1,300	13,971
2025 Fund	12,706	1,488	14,194
2020 Fund	15,035	1,920	16,955
2015 Fund	11,098	1,662	12,760
2010 Fund	7,074	1,375	8,449

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2012, as follows (dollars in thousands):

	Purchases	Sales

2055 Fund	$56,959	$7,707
2050 Fund	109,032	14,171
2045 Fund	148,028	16,050
2040 Fund	219,954	25,152
2035 Fund	245,477	34,793
2030 Fund	328,102	63,864
2025 Fund	342,432	52,492
2020 Fund	375,721	80,667
2015 Fund	236,200	120,026
2010 Fund	139,148	94,265

American Funds Target Date Retirement Series	35

8. Capital share transactions

Capital share transactions in the funds for the year ended October 31, 2012, were as follows (dollars and shares in thousands):

	2055 Fund		2050 Fund		2045 Fund		2040 Fund

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Class A
Sales*	$24,751	2,148	$66,011	7,006	$69,896	7,283	$113,353	11,800
Reinvestments of dividends and distributions	624	59	3,676	419	3,251	363	6,763	755
Repurchases*	(9,628)	(835)	(41,924)	(4,438)	(39,279)	(4,094)	(65,700)	(6,801)

Total Class A transactions	15,747	1,372	27,763	2,987	33,868	3,552	54,416	5,754

Class R-1
Sales*	284	24	2,086	225	2,014	213	5,153	551
Reinvestments of dividends and distributions	2	— †	42	5	57	7	135	15
Repurchases*	(28)	(2)	(1,939)	(208)	(1,324)	(139)	(4,456)	(473)

Total Class R-1 transactions	258	22	189	22	747	81	832	93

Class R-2
Sales*	21,519	1,875	56,047	6,011	69,119	7,299	109,111	11,485
Reinvestments of dividends and distributions	354	33	1,656	190	1,780	201	3,235	366
Repurchases*	(10,018)	(869)	(41,893)	(4,534)	(42,529)	(4,498)	(71,092)	(7,526)

Total Class R-2 transactions	11,855	1,039	15,810	1,667	28,370	3,002	41,254	4,325

Class R-3
Sales*	21,811	1,891	53,287	5,694	65,279	6,843	108,896	11,387
Reinvestments of dividends and distributions	357	33	1,652	189	1,818	204	3,648	409
Repurchases*	(10,237)	(896)	(32,425)	(3,481)	(36,534)	(3,826)	(67,141)	(7,029)

Total Class R-3 transactions	11,931	1,028	22,514	2,402	30,563	3,221	45,403	4,767

Class R-4
Sales*	10,795	927	32,009	3,398	39,147	4,064	65,604	6,799
Reinvestments of dividends and distributions	106	10	1,035	118	962	108	2,379	266
Repurchases*	(4,203)	(365)	(17,772)	(1,893)	(18,366)	(1,917)	(36,321)	(3,779)

Total Class R-4 transactions	6,698	572	15,272	1,623	21,743	2,255	31,662	3,286

Class R-5
Sales*	3,645	315	11,632	1,226	17,183	1,774	30,662	3,164
Reinvestments of dividends and distributions	135	13	491	56	552	61	1,333	148
Repurchases*	(1,337)	(115)	(7,437)	(783)	(9,429)	(962)	(24,435)	(2,546)

Total Class R-5 transactions	2,443	213	4,686	499	8,306	873	7,560	766

Class R-6
Sales*	1,888	161	10,464	1,109	10,073	1,039	17,331	1,792
Reinvestments of dividends and distributions	20	2	141	16	143	16	374	42
Repurchases*	(1,166)	(104)	(1,750)	(183)	(2,055)	(212)	(3,460)	(356)

Total Class R-6 transactions	742	59	8,855	942	8,161	843	14,245	1,478

Total net increase	$49,674	4,305	$95,089	10,142	$131,758	13,827	$195,372	20,469

See page 38 for footnotes.

36	American Funds Target Date Retirement Series

2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

$114,568	11,988	$155,439	16,190	$173,189	18,397	$215,804	22,960	$160,442	16,934	$117,684	12,511
7,878	885	11,869	1,323	14,135	1,602	19,465	2,192	18,505	2,051	20,838	2,318
(79,654)	(8,310)	(113,732)	(11,738)	(133,761)	(14,123)	(162,835)	(17,255)	(148,027)	(15,585)	(92,346)	(9,795)

42,792	4,563	53,576	5,775	53,563	5,876	72,434	7,897	30,920	3,400	46,176	5,034

4,643	496	8,478	905	4,487	483	6,699	733	3,571	385	2,018	214
158	18	285	32	205	23	309	35	321	36	131	15
(3,030)	(323)	(8,153)	(859)	(3,039)	(328)	(6,846)	(739)	(4,262)	(459)	(1,867)	(199)

1,771	191	610	78	1,653	178	162	29	(370)	(38)	282	30

119,912	12,731	158,043	16,651	163,451	17,610	152,374	16,431	100,451	10,736	58,051	6,211
4,154	472	6,495	732	7,170	822	8,312	946	7,621	855	5,221	586
(75,450)	(8,029)	(111,994)	(11,826)	(115,514)	(12,473)	(115,904)	(12,521)	(96,453)	(10,303)	(65,304)	(7,011)

48,616	5,174	52,544	5,557	55,107	5,959	44,782	4,856	11,619	1,288	(2,032)	(214)

122,311	12,893	160,148	16,766	189,865	20,292	214,315	22,939	145,353	15,424	81,570	8,681
4,346	491	7,210	808	8,025	915	10,681	1,208	9,974	1,112	7,175	801
(72,912)	(7,696)	(100,754)	(10,536)	(115,094)	(12,297)	(140,320)	(15,012)	(124,368)	(13,161)	(84,919)	(9,032)

53,745	5,688	66,604	7,038	82,796	8,910	84,676	9,135	30,959	3,375	3,826	450

62,554	6,512	113,724	11,764	100,441	10,585	125,848	13,355	85,576	9,050	51,296	5,462
2,364	265	4,736	529	4,645	527	7,127	803	5,301	588	4,887	544
(36,818)	(3,862)	(59,514)	(6,186)	(55,173)	(5,858)	(76,803)	(8,175)	(74,877)	(7,892)	(50,966)	(5,418)

28,100	2,915	58,946	6,107	49,913	5,254	56,172	5,983	16,000	1,746	5,217	588

32,908	3,420	39,653	4,085	40,916	4,287	53,361	5,623	69,873	7,214	21,565	2,256
1,384	155	2,644	294	1,885	213	2,954	331	1,762	194	1,895	210
(17,726)	(1,826)	(41,183)	(4,385)	(19,297)	(2,026)	(42,469)	(4,572)	(49,689)	(5,125)	(18,045)	(1,917)

16,566	1,749	1,114	(6)	23,504	2,474	13,846	1,382	21,946	2,283	5,415	549

23,185	2,410	40,259	4,168	33,377	3,530	39,416	4,172	23,929	2,500	11,157	1,180
345	39	837	93	637	72	1,007	113	647	72	746	83
(3,799)	(400)	(6,775)	(703)	(6,237)	(656)	(10,190)	(1,074)	(7,873)	(819)	(8,200)	(870)

19,731	2,049	34,321	3,558	27,777	2,946	30,233	3,211	16,703	1,753	3,703	393

$211,321	22,329	$267,715	28,107	$294,313	31,597	$302,305	32,493	$127,777	13,807	$62,587	6,830

American Funds Target Date Retirement Series	37

Capital share transactions in the funds for the year ended October 31, 2011, were as follows (dollars and shares in thousands):

	2055 Fund		2050 Fund		2045 Fund		2040 Fund

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Class A
Sales*	$20,821	1,823	$63,972	6,901	$65,203	6,893	$116,188	12,259
Reinvestments of dividends and distributions	144	13	4,413	479	3,407	363	5,420	577
Repurchases*	(6,629)	(585)	(30,191)	(3,269)	(23,292)	(2,466)	(48,310)	(5,113)

Total Class A transactions	14,336	1,251	38,194	4,111	45,318	4,790	73,298	7,723

Class R-1
Sales*	83	7	2,444	267	2,091	223	5,220	561
Reinvestments of dividends and distributions	— †	— †	71	8	73	8	105	11
Repurchases*	(16)	(1)	(2,039)	(227)	(1,511)	(162)	(3,720)	(403)

Total Class R-1 transactions	67	6	476	48	653	69	1,605	169

Class R-2
Sales*	16,790	1,487	50,963	5,564	58,516	6,288	95,478	10,257
Reinvestments of dividends and distributions	55	5	2,612	287	2,286	247	2,958	318
Repurchases*	(5,760)	(512)	(28,993)	(3,165)	(31,656)	(3,404)	(55,685)	(5,969)

Total Class R-2 transactions	11,085	980	24,582	2,686	29,146	3,131	42,751	4,606

Class R-3
Sales*	16,529	1,455	45,312	4,913	50,796	5,415	90,773	9,633
Reinvestments of dividends and distributions	65	6	2,170	237	2,030	218	3,073	328
Repurchases*	(8,596)	(755)	(29,051)	(3,146)	(25,707)	(2,745)	(51,844)	(5,517)

Total Class R-3 transactions	7,998	706	18,431	2,004	27,119	2,888	42,002	4,444

Class R-4
Sales*	5,959	527	23,777	2,566	23,050	2,444	51,529	5,479
Reinvestments of dividends and distributions	20	2	1,107	120	895	95	1,925	205
Repurchases*	(3,670)	(325)	(10,452)	(1,138)	(9,154)	(982)	(28,021)	(2,971)

Total Class R-4 transactions	2,309	204	14,432	1,548	14,791	1,557	25,433	2,713

Class R-5
Sales*	2,136	183	11,643	1,244	12,709	1,342	27,533	2,872
Reinvestments of dividends and distributions	51	5	477	52	468	50	1,043	110
Repurchases*	(311)	(27)	(3,644)	(393)	(5,504)	(586)	(12,777)	(1,359)

Total Class R-5 transactions	1,876	161	8,476	903	7,673	806	15,799	1,623

Class R-6
Sales*	1,857	155	4,578	489	6,932	734	12,554	1,330
Reinvestments of dividends and distributions	3	— †	154	16	206	21	343	37
Repurchases*	(813)	(76)	(3,733)	(411)	(5,998)	(657)	(8,026)	(870)

Total Class R-6 transactions	1,047	79	999	94	1,140	98	4,871	497

Total net increase	$38,718	3,387	$105,590	11,394	$125,840	13,339	$205,759	21,775

* Includes exchanges between share classes of the fund.
† Amount less than one thousand.

38	American Funds Target Date Retirement Series

2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
$121,895	12,949	$165,035	17,416	$192,974	20,800	$239,136	25,918	$189,697	20,343	$141,116	15,202
7,428	796	8,551	912	12,775	1,395	19,280	2,125	18,114	1,982	15,284	1,679
(56,445)	(6,041)	(87,348)	(9,285)	(104,688)	(11,331)	(135,302)	(14,692)	(137,654)	(14,786)	(143,954)	(15,456)

72,878	7,704	86,238	9,043	101,061	10,864	123,114	13,351	70,157	7,539	12,446	1,425

4,160	449	8,930	953	4,386	478	6,678	731	5,227	569	1,538	167
156	16	212	23	206	23	330	36	350	39	89	10
(1,754)	(188)	(6,171)	(657)	(2,736)	(299)	(4,106)	(451)	(4,809)	(520)	(1,339)	(144)

2,562	277	2,971	319	1,856	202	2,902	316	768	88	288	33

107,445	11,591	144,434	15,483	150,263	16,442	140,323	15,427	101,805	11,064	53,384	5,810
4,336	470	4,744	511	6,923	764	9,285	1,034	7,976	882	3,775	418
(65,797)	(7,096)	(86,143)	(9,269)	(93,866)	(10,295)	(94,679)	(10,435)	(77,520)	(8,419)	(51,730)	(5,632)

45,984	4,965	63,035	6,725	63,320	6,911	54,929	6,026	32,261	3,527	5,429	596

100,704	10,753	141,574	15,046	143,795	15,615	163,356	17,854	128,265	13,852	73,134	7,903
4,010	432	5,218	559	7,054	773	11,090	1,228	10,054	1,105	5,491	605
(52,246)	(5,595)	(85,727)	(9,171)	(84,934)	(9,307)	(115,167)	(12,607)	(102,539)	(11,076)	(76,260)	(8,253)

52,468	5,590	61,065	6,434	65,915	7,081	59,279	6,475	35,780	3,881	2,365	255

48,828	5,232	85,106	9,034	80,393	8,708	97,752	10,607	61,912	6,658	43,926	4,730
2,079	223	3,117	333	3,917	427	6,866	758	5,036	551	3,651	401
(27,308)	(2,917)	(40,226)	(4,277)	(49,461)	(5,325)	(58,923)	(6,405)	(48,271)	(5,196)	(43,027)	(4,631)

23,599	2,538	47,997	5,090	34,849	3,810	45,695	4,960	18,677	2,013	4,550	500

27,113	2,848	46,160	4,834	39,386	4,207	56,239	6,048	28,789	3,074	24,521	2,617
1,044	112	1,838	195	1,368	149	2,573	283	1,380	150	1,698	186
(12,393)	(1,335)	(22,554)	(2,375)	(23,006)	(2,491)	(27,058)	(2,921)	(17,803)	(1,913)	(25,845)	(2,755)

15,764	1,625	25,444	2,654	17,748	1,865	31,754	3,410	12,366	1,311	374	48

13,304	1,418	22,204	2,342	18,340	1,980	20,817	2,254	15,663	1,682	12,829	1,374
371	40	562	60	611	67	1,107	122	764	84	693	76
(9,357)	(1,036)	(12,699)	(1,383)	(13,043)	(1,459)	(16,591)	(1,833)	(16,644)	(1,817)	(12,891)	(1,392)

4,318	422	10,067	1,019	5,908	588	5,333	543	(217)	(51)	631	58

$217,573	23,121	$296,817	31,284	$290,657	31,321	$323,006	35,081	$169,792	18,308	$26,083	2,915

American Funds Target Date Retirement Series	39

Financial highlights

Period ended	Net asset value, beginning of period	Income from investment operations[1]			Dividends and distributions			Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]

		Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

American Funds 2055 Target Date Retirement Fund
Class A:
10/31/12	$11.14	$.18	$1.13	$1.31	$(.16)	$(.16)	$(.32)	$12.13	12.18%	$37,802.56%			.37%		.78%		1.59%
10/31/11	11.12	.18	.06	.24	(.15)	(.07)	(.22)	11.14	2.11	19,454.76			.39		.79		1.57
10/31/10[6,7]	10.00	.11	1.01	1.12	—	—	—	11.12	11.20	5,507.89		[8]	.36	[8]	.78	[8]	1.37	[8]
Class R-1:
10/31/12	11.05	.09	1.12	1.21	(.11)	(.16)	(.27)	11.99	11.24	358	1.29		1.12		1.53		.75
10/31/11	11.05	.09	.08	.17	(.10)	(.07)	(.17)	11.05	1.43	83	1.51		1.16		1.56		.78
10/31/10[6,7]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50	17	1.83	[8]	1.16	[8]	1.58	[8]	.58	[8]
Class R-2:
10/31/12	11.04	.10	1.11	1.21	(.11)	(.16)	(.27)	11.98	11.30	26,862	1.29		1.10		1.51		.86
10/31/11	11.06	.09	.08	.17	(.12)	(.07)	(.19)	11.04	1.43	13,280	1.48		1.11		1.51		.79
10/31/10[6,7]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	2,466	1.68	[8]	1.11	[8]	1.53	[8]	.60[8]
Class R-3:
10/31/12	11.09	.14	1.12	1.26	(.14)	(.16)	(.30)	12.05	11.75	24,292.92			.73		1.14		1.25
10/31/11	11.09	.13	.07	.20	(.13)	(.07)	(.20)	11.09	1.75	10,958	1.09		.74		1.14		1.13
10/31/10[6,7]	10.00	.07	1.02	1.09	—	—	—	11.09	10.90	3,126	1.45	[8]	.74	[8]	1.16	[8]	.95	[8]
Class R-4:
10/31/12	11.14	.17	1.14	1.31	(.16)	(.16)	(.32)	12.13	12.16	10,368.58			.39		.80		1.45
10/31/11	11.11	.16	.09	.25	(.15)	(.07)	(.22)	11.14	2.14	3,155.77			.42		.82		1.45
10/31/10[6,7]	10.00	.11	1.00	1.11	—	—	—	11.11	11.10	873.89		[8]	.42	[8]	.84	[8]	1.48	[8]
Class R-5:
10/31/12	11.18	.22	1.12	1.34	(.18)	(.16)	(.34)	12.18	12.45	7,080.30			.10		.51		1.90
10/31/11	11.14	.22	.05	.27	(.16)	(.07)	(.23)	11.18	2.38	4,117.51			.11		.51		1.93
10/31/10[6,7]	10.00	.15	.99	1.14	—	—	—	11.14	11.40	2,311.45		[8]	.12	[8]	.54	[8]	1.93	[8]
Class R-6:
10/31/12	11.19	.20	1.15	1.35	(.19)	(.16)	(.35)	12.19	12.48	1,799.24			.06		.47		1.69
10/31/11	11.14	.14	.15	.29	(.17)	(.07)	(.24)	11.19	2.50	992.24			.06		.46		1.26
10/31/10[6,7]	10.00	.13	1.01	1.14	—	—	—	11.14	11.40	107.62		[8]	.07	[8]	.49	[8]	1.66	[8]

See page 50 for footnotes.

40    American Funds Target Date Retirement Series

Period ended	Net asset value, beginning of period	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]

		Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

American Funds 2050 Target Date Retirement Fund
Class A:
10/31/12	$9.04	$.16	$.91	$1.07	$(.16)	$(.03)	$(.19)	$9.92	12.13%	$214,647.48%		.38%	.79%	1.67%
10/31/11	9.13	.16	.05	.21	(.17)	(.13)	(.30)	9.04	2.18	168,621.49		.39	.79	1.75
10/31/10	8.08	.15	1.12	1.27	(.15)	(.07)	(.22)	9.13	15.86	132,836.49		.39	.81	1.71
10/31/09	7.14	.16	1.12	1.28	(.14)	(.20)	(.34)	8.08	19.33	83,597.47		.30	.75	2.34
10/31/08	11.42	.20	(4.33)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.61)	38,350.44		.25	.67	2.07
Class R-1:
10/31/12	8.88	.08	.91	.99	(.09)	(.03)	(.12)	9.75	11.36	3,554	1.26	1.16	1.57	.89
10/31/11	9.00	.09	.03	.12	(.11)	(.13)	(.24)	8.88	1.39	3,052	1.28	1.13	1.53	1.02
10/31/10	7.97	.09	1.10	1.19	(.09)	(.07)	(.16)	9.00	15.00	2,653	1.32	1.13	1.55	1.02
10/31/09	7.08	.11	1.10	1.21	(.12)	(.20)	(.32)	7.97	18.28	1,994	1.47	1.09	1.54	1.66
10/31/08	11.36	.09	(4.26)	(4.17)	(.10)	(.01)	(.11)	7.08	(37.07)	928	1.53	1.04	1.46	.95
Class R-2:
10/31/12	8.90	.09	.90	.99	(.10)	(.03)	(.13)	9.76	11.29	144,578	1.19	1.09	1.50	.96
10/31/11	9.00	.10	.04	.14	(.11)	(.13)	(.24)	8.90	1.51	116,947	1.19	1.09	1.49	1.05
10/31/10	7.98	.08	1.11	1.19	(.10)	(.07)	(.17)	9.00	15.03	94,183	1.24	1.11	1.53	.99
10/31/09	7.06	.10	1.12	1.22	(.10)	(.20)	(.30)	7.98	18.37	60,068	1.58	1.11	1.56	1.47
10/31/08	11.36	.11	(4.29)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.15)	24,657	1.52	1.08	1.50	1.18
Class R-3:
10/31/12	8.97	.12	.91	1.03	(.13)	(.03)	(.16)	9.84	11.75	121,222.81		.71	1.12	1.32
10/31/11	9.06	.13	.04	.17	(.13)	(.13)	(.26)	8.97	1.86	88,952.82		.72	1.12	1.43
10/31/10	8.02	.12	1.11	1.23	(.12)	(.07)	(.19)	9.06	15.53	71,732.84		.72	1.14	1.38
10/31/09	7.10	.14	1.11	1.25	(.13)	(.20)	(.33)	8.02	18.81	57,379.96		.68	1.13	1.93
10/31/08	11.40	.14	(4.30)	(4.16)	(.13)	(.01)	(.14)	7.10	(36.90)	24,154.94		.65	1.07	1.51
Class R-4:
10/31/12	9.03	.16	.91	1.07	(.16)	(.03)	(.19)	9.91	12.15	67,836.48		.38	.79	1.65
10/31/11	9.13	.16	.04	.20	(.17)	(.13)	(.30)	9.03	2.09	47,162.50		.40	.80	1.70
10/31/10	8.07	.14	1.13	1.27	(.14)	(.07)	(.21)	9.13	15.97	33,539.50		.39	.81	1.68
10/31/09	7.14	.15	1.12	1.27	(.14)	(.20)	(.34)	8.07	19.15	18,598.57		.35	.80	2.20
10/31/08	11.43	.18	(4.31)	(4.13)	(.15)	(.01)	(.16)	7.14	(36.64)	7,121.56		.30	.72	1.87
Class R-5:
10/31/12	9.09	.18	.92	1.10	(.18)	(.03)	(.21)	9.98	12.50	27,059.19		.09	.50	1.94
10/31/11	9.18	.19	.04	.23	(.19)	(.13)	(.32)	9.09	2.43	20,117.19		.09	.49	2.00
10/31/10	8.11	.17	1.13	1.30	(.16)	(.07)	(.23)	9.18	16.25	12,021.20		.09	.51	2.05
10/31/09	7.17	.17	1.13	1.30	(.16)	(.20)	(.36)	8.11	19.50	8,656.25		.05	.50	2.42
10/31/08	11.45	.22	(4.33)	(4.11)	(.16)	(.01)	(.17)	7.17	(36.43)	2,712.26		.02	.44	2.27
Class R-6:
10/31/12	9.07	.17	.94	1.11	(.19)	(.03)	(.22)	9.96	12.57	14,317.14		.04	.45	1.82
10/31/11	9.16	.19	.04	.23	(.19)	(.13)	(.32)	9.07	2.48	4,504.14		.04	.44	2.04
10/31/10	8.08	.15	1.16	1.31	(.16)	(.07)	(.23)	9.16	16.37	3,679.14		.04	.46	1.77
10/31/09[6,9]	7.00	.04	1.04	1.08	—	—	—	8.08	15.43	376.08		.01	.46	.50

American Funds Target Date Retirement Series    41

Financial highlights (continued)

	Net asset value, beginning of period	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]

		Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

Period ended
American Funds 2045 Target Date Retirement Fund
Class A:
10/31/12	$9.21	$.16	$.93	$1.09	$(.16)	$(.03)	$(.19)	$10.11	12.07%	$208,380.48%		.38%	.79%	1.66%
10/31/11	9.27	.16	.04	.20	(.16)	(.10)	(.26)	9.21	2.15	157,029.49		.39	.79	1.74
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.92	113,675.49		.39	.81	1.71
10/31/09	7.15	.16	1.14	1.30	(.14)	(.15)	(.29)	8.16	19.28	68,878.48		.31	.76	2.26
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	— [10]	(.14)	7.15	(36.60)	28,693.46		.26	.68	1.94
Class R-1:
10/31/12	9.07	.08	.93	1.01	(.10)	(.03)	(.13)	9.95	11.24	5,200	1.26	1.16	1.57	.89
10/31/11	9.13	.09	.05	.14	(.10)	(.10)	(.20)	9.07	1.46	4,011	1.29	1.14	1.54	.99
10/31/10	8.07	.09	1.11	1.20	(.11)	(.03)	(.14)	9.13	15.05	3,407	1.31	1.13	1.55	1.01
10/31/09	7.08	.09	1.14	1.23	(.09)	(.15)	(.24)	8.07	18.33	2,037	1.50	1.10	1.55	1.29
10/31/08	11.36	.11	(4.29)	(4.18)	(.10)	— [10]	(.10)	7.08	(37.10)	562	1.54	1.03	1.45	1.13
Class R-2:
10/31/12	9.05	.09	.92	1.01	(.10)	(.03)	(.13)	9.93	11.32	163,820	1.18	1.08	1.49	.96
10/31/11	9.12	.10	.04	.14	(.11)	(.10)	(.21)	9.05	1.50	122,118	1.19	1.09	1.49	1.04
10/31/10	8.05	.08	1.12	1.20	(.10)	(.03)	(.13)	9.12	15.02	94,602	1.24	1.11	1.53	.98
10/31/09	7.07	.10	1.13	1.23	(.10)	(.15)	(.25)	8.05	18.39	55,895	1.63	1.11	1.56	1.44
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	— [10]	(.11)	7.07	(37.14)	20,523	1.74	1.08	1.50	1.03
Class R-3:
10/31/12	9.13	.13	.93	1.06	(.13)	(.03)	(.16)	10.03	11.83	143,406.81		.71	1.12	1.31
10/31/11	9.20	.13	.04	.17	(.14)	(.10)	(.24)	9.13	1.76	101,208.82		.72	1.12	1.41
10/31/10	8.11	.12	1.12	1.24	(.12)	(.03)	(.15)	9.20	15.48	75,383.84		.72	1.14	1.39
10/31/09	7.11	.13	1.14	1.27	(.12)	(.15)	(.27)	8.11	18.90	52,582.98		.68	1.13	1.89
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	— [10]	(.13)	7.11	(36.87)	20,938.99		.65	1.07	1.57
Class R-4:
10/31/12	9.20	.16	.94	1.10	(.16)	(.03)	(.19)	10.11	12.20	71,907.48		.38	.79	1.63
10/31/11	9.27	.16	.03	.19	(.16)	(.10)	(.26)	9.20	2.05	44,726.50		.40	.80	1.70
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.89	30,605.50		.39	.81	1.69
10/31/09	7.14	.16	1.15	1.31	(.14)	(.15)	(.29)	8.16	19.42	17,458.56		.33	.78	2.19
10/31/08	11.43	.16	(4.31)	(4.15)	(.14)	— [10]	(.14)	7.14	(36.72)	6,394.59		.32	.74	1.71
Class R-5:
10/31/12	9.27	.19	.93	1.12	(.18)	(.03)	(.21)	10.18	12.41	34,351.18		.08	.49	1.92
10/31/11	9.32	.19	.05	.24	(.19)	(.10)	(.29)	9.27	2.49	23,175.19		.09	.49	1.98
10/31/10	8.20	.18	1.13	1.31	(.16)	(.03)	(.19)	9.32	16.17	15,802.20		.09	.51	2.08
10/31/09	7.17	.18	1.15	1.33	(.15)	(.15)	(.30)	8.20	19.77	12,154.24		.05	.50	2.47
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	— [10]	(.15)	7.17	(36.51)	4,668.24		.02	.44	2.12
Class R-6:
10/31/12	9.24	.18	.95	1.13	(.19)	(.03)	(.22)	10.15	12.49	14,811.14		.04	.45	1.82
10/31/11	9.29	.20	.04	.24	(.19)	(.10)	(.29)	9.24	2.55	5,696.15		.05	.45	2.05
10/31/10	8.17	.14	1.17	1.31	(.16)	(.03)	(.19)	9.29	16.18	4,814.13		.04	.46	1.60
10/31/09[6,9]	7.07	.02	1.08	1.10	—	—	—	8.17	15.56	50.14		.01	.46	.20

See page 50 for footnotes.

42	American Funds Target Date Retirement Series

	Net asset value, beginning of period	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]

		Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

Period ended
American Funds 2040 Target Date Retirement Fund
Class A:
10/31/12	$9.23	$.16	$.92	$1.08	$(.16)	$(.03)	$(.19)	$10.12	12.05%	$396,860.47%		.37%	.78%	1.68%
10/31/11	9.23	.17	.03	.20	(.16)	(.04)	(.20)	9.23	2.15	308,636.47		.37	.77	1.76
10/31/10	8.13	.15	1.14	1.29	(.15)	(.04)	(.19)	9.23	15.94	237,418.48		.38	.80	1.71
10/31/09	7.14	.17	1.14	1.31	(.15)	(.17)	(.32)	8.13	19.44	142,457.45		.30	.75	2.32
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.65)	64,679.42		.26	.68	1.99
Class R-1:
10/31/12	9.07	.09	.91	1.00	(.10)	(.03)	(.13)	9.94	11.25	10,580	1.25	1.15	1.56	.92
10/31/11	9.08	.09	.04	.13	(.10)	(.04)	(.14)	9.07	1.40	8,811	1.28	1.13	1.53	.98
10/31/10	8.02	.08	1.12	1.20	(.10)	(.04)	(.14)	9.08	15.04	7,287	1.31	1.12	1.54	.96
10/31/09	7.07	.11	1.12	1.23	(.11)	(.17)	(.28)	8.02	18.38	4,044	1.40	1.09	1.54	1.54
10/31/08	11.36	.11	(4.28)	(4.17)	(.11)	(.01)	(.12)	7.07	(37.12)	1,565	1.39	1.03	1.45	1.12
Class R-2:
10/31/12	9.07	.09	.92	1.01	(.10)	(.03)	(.13)	9.95	11.37	279,898	1.17	1.07	1.48	.97
10/31/11	9.09	.10	.03	.13	(.11)	(.04)	(.15)	9.07	1.48	216,000	1.18	1.08	1.48	1.07
10/31/10	8.02	.08	1.13	1.21	(.10)	(.04)	(.14)	9.09	15.01	174,516	1.21	1.11	1.53	.99
10/31/09	7.06	.10	1.13	1.23	(.10)	(.17)	(.27)	8.02	18.45	110,125	1.41	1.11	1.56	1.46
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.17)	44,147	1.41	1.08	1.50	1.06
Class R-3:
10/31/12	9.16	.13	.92	1.05	(.13)	(.03)	(.16)	10.05	11.78	262,484.80		.70	1.11	1.34
10/31/11	9.17	.13	.04	.17	(.14)	(.04)	(.18)	9.16	1.76	195,629.81		.71	1.11	1.44
10/31/10	8.08	.12	1.13	1.25	(.12)	(.04)	(.16)	9.17	15.58	155,028.82		.72	1.14	1.39
10/31/09	7.11	.14	1.12	1.26	(.12)	(.17)	(.29)	8.08	18.81	106,089.89		.68	1.13	1.93
10/31/08	11.40	.14	(4.29)	(4.15)	(.13)	(.01)	(.14)	7.11	(36.85)	52,383.85		.65	1.07	1.48
Class R-4:
10/31/12	9.22	.16	.93	1.09	(.16)	(.03)	(.19)	10.12	12.17	152,850.47		.37	.78	1.66
10/31/11	9.22	.17	.04	.21	(.17)	(.04)	(.21)	9.22	2.16	109,018.48		.38	.78	1.75
10/31/10	8.12	.14	1.15	1.29	(.15)	(.04)	(.19)	9.22	15.94	84,031.49		.38	.80	1.69
10/31/09	7.14	.16	1.13	1.29	(.14)	(.17)	(.31)	8.12	19.27	45,065.53		.35	.80	2.18
10/31/08	11.43	.18	(4.32)	(4.14)	(.14)	(.01)	(.15)	7.14	(36.69)	15,292.51		.30	.72	1.91
Class R-5:
10/31/12	9.28	.19	.94	1.13	(.19)	(.03)	(.22)	10.19	12.52	69,397.18		.08	.49	1.98
10/31/11	9.28	.19	.04	.23	(.19)	(.04)	(.23)	9.28	2.38	56,123.18		.08	.48	2.04
10/31/10	8.16	.17	1.15	1.32	(.16)	(.04)	(.20)	9.28	16.33	41,033.20		.09	.51	1.99
10/31/09	7.17	.18	1.14	1.32	(.16)	(.17)	(.33)	8.16	19.61	24,830.22		.05	.50	2.51
10/31/08	11.45	.20	(4.32)	(4.12)	(.15)	(.01)	(.16)	7.17	(36.47)	10,341.19		.02	.44	2.13
Class R-6:
10/31/12	9.26	.18	.94	1.12	(.19)	(.03)	(.22)	10.16	12.48	31,058.13		.03	.44	1.88
10/31/11	9.25	.20	.04	.24	(.19)	(.04)	(.23)	9.26	2.54	14,616.13		.03	.43	2.09
10/31/10	8.13	.16	1.16	1.32	(.16)	(.04)	(.20)	9.25	16.32	10,012.14		.04	.46	1.82
10/31/09[6,11]	7.62	.03	.48	.51	—	—	—	8.13	6.69	2,179.05		.01	.46	.41

American Funds Target Date Retirement Series	43

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)			Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds 2035 Target Date Retirement Fund
Class A:
10/31/12	$9.17	$.17	$.91	$1.08	$(.17)	$(.03)	$(.20)	$10.05	12.08%	$436,995.47%		.37%	.77%	1.75%
10/31/11	9.20	.17	.03	.20	(.17)	(.06)	(.23)	9.17	2.25	356,943.47		.37	.77	1.85
10/31/10	8.11	.15	1.13	1.28	(.15)	(.04)	(.19)	9.20	15.83	287,023.49		.38	.80	1.79
10/31/09	7.15	.17	1.12	1.29	(.15)	(.18)	(.33)	8.11	19.33	186,064.44		.30	.75	2.37
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	— [10]	(.14)	7.15	(36.58)	94,123.40		.24	.66	2.01
Class R-1:
10/31/12	9.00	.09	.90	.99	(.11)	(.03)	(.14)	9.85	11.21	12,657	1.25	1.14	1.54	.97
10/31/11	9.04	.10	.04	.14	(.12)	(.06)	(.18)	9.00	1.50	9,846	1.27	1.12	1.52	1.10
10/31/10	8.01	.09	1.10	1.19	(.12)	(.04)	(.16)	9.04	14.92	7,388	1.30	1.12	1.54	1.05
10/31/09	7.07	.11	1.12	1.23	(.11)	(.18)	(.29)	8.01	18.45	3,805	1.36	1.07	1.52	1.49
10/31/08	11.36	.12	(4.29)	(4.17)	(.12)	— [10]	(.12)	7.07	(37.07)	1,385	1.39	1.03	1.45	1.23
Class R-2:
10/31/12	9.02	.10	.90	1.00	(.11)	(.03)	(.14)	9.88	11.29	336,285	1.17	1.07	1.47	1.04
10/31/11	9.06	.11	.03	.14	(.12)	(.06)	(.18)	9.02	1.46	260,379	1.18	1.08	1.48	1.16
10/31/10	8.01	.09	1.10	1.19	(.10)	(.04)	(.14)	9.06	15.01	216,478	1.21	1.10	1.52	1.07
10/31/09	7.07	.11	1.11	1.22	(.10)	(.18)	(.28)	8.01	18.42	139,134	1.33	1.11	1.56	1.51
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	— [10]	(.11)	7.07	(37.10)	58,095	1.30	1.08	1.50	1.08
Class R-3:
10/31/12	9.11	.13	.90	1.03	(.14)	(.03)	(.17)	9.97	11.59	302,167.80		.70	1.10	1.40
10/31/11	9.14	.14	.04	.18	(.15)	(.06)	(.21)	9.11	1.98	224,057.81		.71	1.11	1.51
10/31/10	8.06	.13	1.12	1.25	(.13)	(.04)	(.17)	9.14	15.48	173,728.82		.71	1.13	1.48
10/31/09	7.11	.14	1.12	1.26	(.13)	(.18)	(.31)	8.06	18.85	123,546.86		.68	1.13	1.97
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	— [10]	(.13)	7.11	(36.86)	58,657.83		.65	1.07	1.57
Class R-4:
10/31/12	9.17	.17	.90	1.07	(.17)	(.03)	(.20)	10.04	11.97	144,120.47		.37	.77	1.73
10/31/11	9.19	.17	.04	.21	(.17)	(.06)	(.23)	9.17	2.26	104,803.48		.38	.78	1.83
10/31/10	8.11	.15	1.12	1.27	(.15)	(.04)	(.19)	9.19	15.79	81,769.49		.38	.80	1.77
10/31/09	7.14	.16	1.14	1.30	(.15)	(.18)	(.33)	8.11	19.45	46,878.52		.35	.80	2.29
10/31/08	11.43	.18	(4.33)	(4.15)	(.14)	— [10]	(.14)	7.14	(36.70)	20,881.50		.31	.73	1.85
Class R-5:
10/31/12	9.23	.19	.91	1.10	(.19)	(.03)	(.22)	10.11	12.33	77,847.17		.07	.47	2.01
10/31/11	9.25	.20	.03	.23	(.19)	(.06)	(.25)	9.23	2.60	54,885.18		.08	.48	2.08
10/31/10	8.15	.18	1.13	1.31	(.17)	(.04)	(.21)	9.25	16.08	39,971.19		.09	.51	2.12
10/31/09	7.17	.18	1.14	1.32	(.16)	(.18)	(.34)	8.15	19.80	29,859.20		.05	.50	2.54
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	— [10]	(.15)	7.17	(36.49)	12,289.18		.02	.44	2.16
Class R-6:
10/31/12	9.20	.18	.93	1.11	(.20)	(.03)	(.23)	10.08	12.41	35,210.13		.03	.43	1.88
10/31/11	9.22	.21	.03	.24	(.20)	(.06)	(.26)	9.20	2.54	13,278.13		.03	.43	2.17
10/31/10	8.12	.14	1.16	1.30	(.16)	(.04)	(.20)	9.22	16.35	9,411.13		.03	.45	1.65
10/31/09[6,9]	7.03	.03	1.06	1.09	—	—	—	8.12	15.36	29.22		.01	.46	.32

See page 50 for footnotes.

44	American Funds Target Date Retirement Series

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)
American Funds 2030 Target Date Retirement Fund
Class A:
10/31/12	$9.25	$.17	$.92	$1.09	$(.17)	$(.05)	$(.22)	$10.12	12.07%	$598,064.47%		.37%	.77%	1.78%
10/31/11	9.21	.18	.04	.22	(.17)	(.01)	(.18)	9.25	2.44	493,241.48		.38	.78	1.88
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.92	407,921.48		.38	.79	1.83
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.24	268,081.44		.30	.75	2.45
10/31/08	11.39	.20	(4.29)	(4.09)	(.14)	— [10]	(.14)	7.16	(36.30)	130,458.41		.26	.67	2.10
Class R-1:
10/31/12	9.12	.10	.91	1.01	(.11)	(.05)	(.16)	9.97	11.19	19,127	1.24	1.14	1.54	1.01
10/31/11	9.10	.11	.04	.15	(.12)	(.01)	(.13)	9.12	1.77	16,778	1.26	1.11	1.51	1.14
10/31/10	8.04	.09	1.12	1.21	(.11)	(.04)	(.15)	9.10	15.00	13,844	1.28	1.10	1.51	1.09
10/31/09	7.10	.11	1.12	1.23	(.11)	(.18)	(.29)	8.04	18.25	8,741	1.31	1.07	1.52	1.57
10/31/08	11.33	.13	(4.26)	(4.13)	(.10)	— [10]	(.10)	7.10	(36.74)	3,384	1.27	1.02	1.43	1.36
Class R-2:
10/31/12	9.10	.10	.91	1.01	(.11)	(.05)	(.16)	9.95	11.28	460,507	1.17	1.07	1.47	1.08
10/31/11	9.07	.11	.05	.16	(.12)	(.01)	(.13)	9.10	1.79	370,589	1.17	1.07	1.47	1.19
10/31/10	8.02	.09	1.11	1.20	(.11)	(.04)	(.15)	9.07	14.98	308,636	1.19	1.09	1.50	1.12
10/31/09	7.08	.11	1.12	1.23	(.11)	(.18)	(.29)	8.02	18.38	197,529	1.28	1.11	1.56	1.57
10/31/08	11.33	.11	(4.24)	(4.13)	(.12)	— [10]	(.12)	7.08	(36.84)	81,500	1.24	1.08	1.49	1.15
Class R-3:
10/31/12	9.18	.14	.91	1.05	(.14)	(.05)	(.19)	10.04	11.68	450,376.79		.69	1.09	1.43
10/31/11	9.15	.15	.04	.19	(.15)	(.01)	(.16)	9.18	2.07	347,121.80		.70	1.10	1.55
10/31/10	8.07	.13	1.12	1.25	(.13)	(.04)	(.17)	9.15	15.58	287,041.82		.71	1.12	1.50
10/31/09	7.12	.14	1.12	1.26	(.13)	(.18)	(.31)	8.07	18.80	197,536.84		.68	1.13	2.04
10/31/08	11.37	.16	(4.27)	(4.11)	(.14)	— [10]	(.14)	7.12	(36.58)	96,539.80		.65	1.06	1.63
Class R-4:
10/31/12	9.24	.17	.92	1.09	(.17)	(.05)	(.22)	10.11	12.10	276,224.47		.37	.77	1.75
10/31/11	9.21	.18	.04	.22	(.18)	(.01)	(.19)	9.24	2.34	196,059.48		.38	.78	1.86
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.90	148,399.49		.38	.79	1.82
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.18	91,883.50		.35	.80	2.33
10/31/08	11.40	.19	(4.28)	(4.09)	(.15)	— [10]	(.15)	7.16	(36.34)	37,796.48		.31	.72	2.00
Class R-5:
10/31/12	9.30	.21	.92	1.13	(.20)	(.05)	(.25)	10.18	12.44	108,966.17		.07	.47	2.16
10/31/11	9.26	.21	.04	.25	(.20)	(.01)	(.21)	9.30	2.69	99,636.17		.07	.47	2.18
10/31/10	8.16	.17	1.14	1.31	(.17)	(.04)	(.21)	9.26	16.18	74,589.19		.08	.49	2.03
10/31/09	7.19	.19	1.13	1.32	(.17)	(.18)	(.35)	8.16	19.57	36,913.20		.05	.50	2.66
10/31/08	11.42	.21	(4.28)	(4.07)	(.16)	— [10]	(.16)	7.19	(36.13)	17,570.18		.02	.43	2.20
Class R-6:
10/31/12	9.28	.19	.93	1.12	(.20)	(.05)	(.25)	10.15	12.41	68,191.13		.03	.43	1.97
10/31/11	9.23	.21	.05	.26	(.20)	(.01)	(.21)	9.28	2.85	29,319.12		.02	.42	2.18
10/31/10	8.13	.17	1.13	1.30	(.16)	(.04)	(.20)	9.23	16.17	19,766.14		.03	.44	2.04
10/31/09[6,9]	7.05	.04	1.04	1.08	—	—	—	8.13	15.32	5,207.05		.01	.46	.51

American Funds Target Date Retirement Series	45

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Ratio of net income to average net assets[3]

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)			Net effective expense ratio[5]
American Funds 2025 Target Date Retirement Fund
Class A:
10/31/12	$9.09	$.17	$.86	$1.03	$(.18)	$(.05)	$(.23)	$9.89	11.65%	$658,118.47%		.37%	.76%	1.80%
10/31/11	9.09	.18	.06	.24	(.18)	(.06)	(.24)	9.09	2.79	551,679.47		.37	.76	1.94
10/31/10	8.07	.16	1.06	1.22	(.16)	(.04)	(.20)	9.09	15.22	452,498.48		.38	.78	1.93
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.36	295,939.45		.30	.73	2.55
10/31/08	11.37	.21	(4.24)	(4.03)	(.14)	— [10]	(.14)	7.20	(35.82)	163,525.40		.25	.66	2.19
Class R-1:
10/31/12	8.96	.09	.85	.94	(.11)	(.05)	(.16)	9.74	10.75	13,883	1.25	1.14	1.53	1.01
10/31/11	8.97	.11	.07	.18	(.13)	(.06)	(.19)	8.96	2.09	11,177	1.27	1.12	1.51	1.20
10/31/10	7.99	.10	1.04	1.14	(.12)	(.04)	(.16)	8.97	14.35	9,379	1.30	1.12	1.52	1.20
10/31/09	7.13	.12	1.05	1.17	(.11)	(.20)	(.31)	7.99	17.48	5,039	1.32	1.08	1.51	1.68
10/31/08	11.31	.13	(4.20)	(4.07)	(.11)	— [10]	(.11)	7.13	(36.32)	2,127	1.29	1.02	1.43	1.38
Class R-2:
10/31/12	8.94	.10	.85	.95	(.12)	(.05)	(.17)	9.72	10.85	462,775	1.17	1.07	1.46	1.10
10/31/11	8.95	.11	.07	.18	(.13)	(.06)	(.19)	8.94	2.00	372,438	1.17	1.07	1.46	1.25
10/31/10	7.97	.10	1.03	1.13	(.11)	(.04)	(.15)	8.95	14.41	310,827	1.20	1.09	1.49	1.22
10/31/09	7.12	.12	1.05	1.17	(.12)	(.20)	(.32)	7.97	17.48	204,244	1.24	1.10	1.53	1.70
10/31/08	11.31	.12	(4.19)	(4.07)	(.12)	— [10]	(.12)	7.12	(36.34)	91,210	1.21	1.06	1.47	1.24
Class R-3:
10/31/12	9.03	.14	.84	.98	(.15)	(.05)	(.20)	9.81	11.16	464,713.80		.70	1.09	1.45
10/31/11	9.02	.15	.08	.23	(.16)	(.06)	(.22)	9.03	2.52	347,012.80		.70	1.09	1.61
10/31/10	8.02	.14	1.04	1.18	(.14)	(.04)	(.18)	9.02	14.87	283,026.82		.71	1.11	1.62
10/31/09	7.16	.15	1.05	1.20	(.14)	(.20)	(.34)	8.02	17.91	204,594.83		.69	1.12	2.15
10/31/08	11.35	.17	(4.22)	(4.05)	(.14)	— [10]	(.14)	7.16	(36.10)	105,548.79		.64	1.05	1.75
Class R-4:
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.66	246,502.47		.37	.76	1.78
10/31/11	9.08	.18	.07	.25	(.18)	(.06)	(.24)	9.09	2.79	178,912.48		.38	.77	1.92
10/31/10	8.07	.16	1.05	1.21	(.16)	(.04)	(.20)	9.08	15.18	144,150.49		.38	.78	1.91
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.33	91,333.50		.35	.78	2.50
10/31/08	11.38	.19	(4.22)	(4.03)	(.15)	— [10]	(.15)	7.20	(35.87)	47,207.48		.32	.73	1.95
Class R-5:
10/31/12	9.15	.19	.86	1.05	(.20)	(.05)	(.25)	9.95	11.91	96,824.17		.07	.46	2.05
10/31/11	9.13	.20	.09	.29	(.21)	(.06)	(.27)	9.15	3.14	66,377.17		.07	.46	2.20
10/31/10	8.11	.20	1.04	1.24	(.18)	(.04)	(.22)	9.13	15.49	49,240.19		.08	.48	2.30
10/31/09	7.23	.20	1.06	1.26	(.18)	(.20)	(.38)	8.11	18.70	40,202.20		.05	.48	2.74
10/31/08	11.40	.22	(4.23)	(4.01)	(.16)	— [10]	(.16)	7.23	(35.64)	17,830.17		.02	.43	2.29
Class R-6:
10/31/12	9.13	.18	.88	1.06	(.21)	(.05)	(.26)	9.93	11.98	51,657.13		.03	.42	1.94
10/31/11	9.11	.21	.08	.29	(.21)	(.06)	(.27)	9.13	3.19	20,591.13		.03	.42	2.25
10/31/10	8.08	.15	1.09	1.24	(.17)	(.04)	(.21)	9.11	15.60	15,203.13		.03	.43	1.82
10/31/09[6,9]	7.05	.01	1.02	1.03	—	—	—	8.08	14.61	353.06		.01	.44	.08
See page 50 for footnotes.

46	American Funds Target Date Retirement Series

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)			Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds 2020 Target Date Retirement Fund
Class A:
10/31/12	$9.15	$.18	$.74	$.92	$(.21)	$(.05)	$(.26)	$9.81	10.35%	$804,848.47%		.37%	.74%	1.96%
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.50	678,416.48		.38	.75	2.24
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.98	556,079.49		.39	.77	2.33
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.68	374,311.44		.30	.72	2.79
10/31/08	11.30	.23	(4.01)	(3.78)	(.14)	— [10]	(.14)	7.38	(33.81)	217,608.42		.28	.68	2.33
Class R-1:
10/31/12	9.00	.11	.72	.83	(.14)	(.05)	(.19)	9.64	9.49	15,683	1.25	1.14	1.51	1.20
10/31/11	9.01	.14	.10	.24	(.15)	(.10)	(.25)	9.00	2.67	14,380	1.27	1.12	1.49	1.49
10/31/10	8.12	.13	.93	1.06	(.13)	(.04)	(.17)	9.01	13.19	11,541	1.30	1.12	1.50	1.59
10/31/09	7.31	.14	1.01	1.15	(.14)	(.20)	(.34)	8.12	16.77	7,356	1.31	1.08	1.50	1.96
10/31/08	11.24	.14	(3.96)	(3.82)	(.11)	— [10]	(.11)	7.31	(34.30)	3,160	1.28	1.02	1.42	1.51
Class R-2:
10/31/12	9.01	.12	.72	.84	(.15)	(.05)	(.20)	9.65	9.52	447,936	1.17	1.07	1.44	1.26
10/31/11	9.02	.14	.11	.25	(.16)	(.10)	(.26)	9.01	2.70	374,268	1.17	1.07	1.44	1.55
10/31/10	8.12	.14	.93	1.07	(.13)	(.04)	(.17)	9.02	13.30	320,330	1.20	1.09	1.47	1.63
10/31/09	7.30	.14	1.01	1.15	(.13)	(.20)	(.33)	8.12	16.82	214,944	1.20	1.06	1.48	1.99
10/31/08	11.24	.14	(3.96)	(3.82)	(.12)	— [10]	(.12)	7.30	(34.33)	106,855	1.16	1.02	1.42	1.48
Class R-3:
10/31/12	9.08	.15	.74	.89	(.18)	(.05)	(.23)	9.74	10.08	530,271.79		.69	1.06	1.63
10/31/11	9.09	.18	.09	.27	(.18)	(.10)	(.28)	9.08	3.11	411,705.80		.70	1.07	1.92
10/31/10	8.17	.17	.94	1.11	(.15)	(.04)	(.19)	9.09	13.64	352,945.81		.71	1.09	2.03
10/31/09	7.34	.17	1.01	1.18	(.15)	(.20)	(.35)	8.17	17.23	254,120.81		.67	1.09	2.40
10/31/08	11.28	.18	(3.98)	(3.80)	(.14)	— [10]	(.14)	7.34	(34.07)	142,374.77		.63	1.03	1.91
Class R-4:
10/31/12	9.15	.18	.74	.92	(.21)	(.05)	(.26)	9.81	10.35	323,787.47		.37	.74	1.94
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.51	247,276.47		.37	.74	2.23
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.96	201,854.49		.38	.76	2.32
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.65	129,604.49		.34	.76	2.66
10/31/08	11.30	.21	(3.98)	(3.77)	(.15)	— [10]	(.15)	7.38	(33.77)	55,426.47		.31	.71	2.22
Class R-5:
10/31/12	9.20	.22	.73	.95	(.23)	(.05)	(.28)	9.87	10.73	115,917.17		.07	.44	2.28
10/31/11	9.19	.23	.12	.35	(.24)	(.10)	(.34)	9.20	3.76	95,372.17		.07	.44	2.52
10/31/10	8.25	.23	.94	1.17	(.19)	(.04)	(.23)	9.19	14.39	63,932.19		.08	.46	2.62
10/31/09	7.41	.22	1.01	1.23	(.19)	(.20)	(.39)	8.25	17.88	39,599.19		.05	.47	3.02
10/31/08	11.33	.23	(3.99)	(3.76)	(.16)	— [10]	(.16)	7.41	(33.61)	23,433.16		.02	.42	2.40
Class R-6:
10/31/12	9.18	.21	.75	.96	(.24)	(.05)	(.29)	9.85	10.80	66,132.12		.02	.39	2.18
10/31/11	9.17	.24	.11	.35	(.24)	(.10)	(.34)	9.18	3.81	32,185.12		.02	.39	2.56
10/31/10	8.23	.21	.95	1.16	(.18)	(.04)	(.22)	9.17	14.36	27,170.14		.03	.41	2.47
10/31/09[6,9]	7.23	.05	.95	1.00	—	—	—	8.23	13.83	8,324.04		.01	.43	.64

American Funds Target Date Retirement Series	47

Financial highlights (continued)

	Net asset value, beginning of period	Income (loss) from investment operations[1]						Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
					Dividends and distributions

		Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

Period ended
American Funds 2015 Target Date Retirement Fund
Class A:
10/31/12	$9.31	$.19	$.67	$.86	$(.22)	$(.09)	$(.31)	$9.86	9.54%	$622,118.49%		.39%	.73%	2.04%
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.74	555,824.48		.38	.73	2.34
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.27	485,697.50		.39	.75	2.50
10/31/09	7.62	.23	.99	1.22	(.21)	(.18)	(.39)	8.45	17.14	360,195.44		.30	.71	3.13
10/31/08	11.16	.26	(3.64)	(3.38)	(.16)	— [10]	(.16)	7.62	(30.69)	229,310.49		.34	.74	2.71
Class R-1:
10/31/12	9.15	.12	.66	.78	(.16)	(.09)	(.25)	9.68	8.67	12,179	1.25	1.14	1.48	1.30
10/31/11	9.16	.15	.13	.28	(.17)	(.12)	(.29)	9.15	3.03	11,856	1.27	1.12	1.47	1.61
10/31/10	8.35	.15	.87	1.02	(.16)	(.05)	(.21)	9.16	12.37	11,070	1.30	1.12	1.48	1.76
10/31/09	7.56	.17	.98	1.15	(.18)	(.18)	(.36)	8.35	16.26	6,828	1.31	1.09	1.50	2.22
10/31/08	11.11	.19	(3.62)	(3.43)	(.12)	— [10]	(.12)	7.56	(31.17)	2,507	1.28	1.02	1.42	2.01
Class R-2:
10/31/12	9.16	.13	.66	.79	(.16)	(.09)	(.25)	9.70	8.84	309,048	1.17	1.07	1.41	1.35
10/31/11	9.18	.15	.12	.27	(.17)	(.12)	(.29)	9.16	2.94	280,206	1.17	1.07	1.42	1.65
10/31/10	8.35	.16	.87	1.03	(.15)	(.05)	(.20)	9.18	12.48	248,274	1.20	1.09	1.45	1.81
10/31/09	7.55	.17	.98	1.15	(.17)	(.18)	(.35)	8.35	16.23	169,123	1.20	1.06	1.47	2.30
10/31/08	11.10	.19	(3.60)	(3.41)	(.14)	— [10]	(.14)	7.55	(31.08)	82,597	1.16	1.02	1.42	1.97
Class R-3:
10/31/12	9.25	.16	.66	.82	(.19)	(.09)	(.28)	9.79	9.15	375,534.80		.70	1.04	1.73
10/31/11	9.25	.19	.13	.32	(.20)	(.12)	(.32)	9.25	3.48	323,498.80		.70	1.05	2.03
10/31/10	8.40	.19	.88	1.07	(.17)	(.05)	(.22)	9.25	12.93	287,863.82		.71	1.07	2.20
10/31/09	7.59	.20	.98	1.18	(.19)	(.18)	(.37)	8.40	16.64	215,184.81		.67	1.08	2.72
10/31/08	11.14	.23	(3.62)	(3.39)	(.16)	— [10]	(.16)	7.59	(30.87)	117,078.77		.63	1.03	2.37
Class R-4:
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.56	182,426.47		.37	.71	2.05
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.76	156,013.48		.38	.73	2.35
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.26	137,314.49		.38	.74	2.51
10/31/09	7.63	.23	.98	1.21	(.21)	(.18)	(.39)	8.45	17.01	83,795.50		.35	.76	3.03
10/31/08	11.17	.26	(3.64)	(3.38)	(.16)	— [10]	(.16)	7.63	(30.63)	45,228.47		.31	.71	2.68
Class R-5:
10/31/12	9.37	.22	.67	.89	(.25)	(.09)	(.34)	9.92	9.82	73,623.17		.07	.41	2.30
10/31/11	9.36	.24	.14	.38	(.25)	(.12)	(.37)	9.37	4.11	48,120.17		.07	.42	2.60
10/31/10	8.49	.25	.89	1.14	(.22)	(.05)	(.27)	9.36	13.57	35,822.19		.08	.44	2.88
10/31/09	7.66	.25	.99	1.24	(.23)	(.18)	(.41)	8.49	17.42	32,624.19		.05	.46	3.38
10/31/08	11.19	.28	(3.63)	(3.35)	(.18)	— [10]	(.18)	7.66	(30.41)	19,267.17		.02	.42	2.91
Class R-6:
10/31/12	9.34	.22	.69	.91	(.26)	(.09)	(.35)	9.90	10.01	33,972.13		.03	.37	2.28
10/31/11	9.34	.25	.13	.38	(.26)	(.12)	(.38)	9.34	4.07	15,701.13		.03	.38	2.69
10/31/10	8.46	.22	.92	1.14	(.21)	(.05)	(.26)	9.34	13.66	16,167.13		.03	.39	2.49
10/31/09[6,9]	7.49	.04	.93	.97	—	—	—	8.46	12.95	286.06		.01	.42	.46

See page 50 for footnotes.

48	American Funds Target Date Retirement Series

	Net asset value, beginning of period	Income (loss) from investment operations[1]						Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
					Dividends and distributions

		Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

Period ended
American Funds 2010 Target Date Retirement Fund
Class A:
10/31/12	$9.37	$.24	$.60	$.84	$(.28)	$(.16)	$(.44)	$9.77	9.33%	$511,141.49%		.39%	.72%	2.56%
10/31/11	9.33	.27	.11	.38	(.27)	(.07)	(.34)	9.37	4.17	443,287.49		.39	.74	2.93
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.20	427,948.51		.40	.74	3.04
10/31/09	7.69	.27	.94	1.21	(.24)	(.19)	(.43)	8.47	16.92	295,143.46		.32	.70	3.52
10/31/08	11.08	.29	(3.50)	(3.21)	(.17)	(.01)	(.18)	7.69	(29.38)	193,480.48		.33	.72	3.04
Class R-1:
10/31/12	9.29	.17	.59	.76	(.21)	(.16)	(.37)	9.68	8.48	3,668	1.25	1.14	1.47	1.82
10/31/11	9.26	.20	.11	.31	(.21)	(.07)	(.28)	9.29	3.40	3,240	1.27	1.12	1.47	2.19
10/31/10	8.42	.20	.84	1.04	(.18)	(.02)	(.20)	9.26	12.47	2,930	1.31	1.12	1.46	2.32
10/31/09	7.64	.20	.94	1.14	(.17)	(.19)	(.36)	8.42	15.84	2,331	1.37	1.08	1.46	2.61
10/31/08	11.03	.24	(3.49)	(3.25)	(.13)	(.01)	(.14)	7.64	(29.83)	1,118	1.27	1.02	1.41	2.42
Class R-2:
10/31/12	9.25	.18	.58	.76	(.22)	(.16)	(.38)	9.63	8.45	135,378	1.18	1.08	1.41	1.89
10/31/11	9.21	.21	.11	.32	(.21)	(.07)	(.28)	9.25	3.54	131,934	1.18	1.08	1.43	2.23
10/31/10	8.37	.21	.82	1.03	(.17)	(.02)	(.19)	9.21	12.44	125,921	1.20	1.09	1.43	2.35
10/31/09	7.62	.20	.94	1.14	(.20)	(.19)	(.39)	8.37	15.89	98,307	1.23	1.09	1.47	2.71
10/31/08	11.03	.21	(3.47)	(3.26)	(.14)	(.01)	(.15)	7.62	(29.89)	57,628	1.18	1.03	1.42	2.20
Class R-3:
10/31/12	9.32	.21	.59	.80	(.25)	(.16)	(.41)	9.71	8.90	178,091.80		.70	1.03	2.25
10/31/11	9.27	.24	.12	.36	(.24)	(.07)	(.31)	9.32	3.98	166,705.81		.71	1.06	2.62
10/31/10	8.42	.24	.82	1.06	(.19)	(.02)	(.21)	9.27	12.83	163,606.82		.71	1.05	2.74
10/31/09	7.66	.24	.93	1.17	(.22)	(.19)	(.41)	8.42	16.34	138,523.82		.67	1.05	3.15
10/31/08	11.06	.26	(3.48)	(3.22)	(.17)	(.01)	(.18)	7.66	(29.55)	86,635.78		.63	1.02	2.68
Class R-4:
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.34	113,784.47		.37	.70	2.57
10/31/11	9.33	.27	.12	.39	(.28)	(.07)	(.35)	9.37	4.21	103,670.48		.38	.73	2.94
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.19	98,544.49		.38	.72	3.05
10/31/09	7.70	.26	.94	1.20	(.24)	(.19)	(.43)	8.47	16.78	72,973.50		.34	.72	3.46
10/31/08	11.09	.29	(3.49)	(3.20)	(.18)	(.01)	(.19)	7.70	(29.32)	39,649.48		.31	.70	2.97
Class R-5:
10/31/12	9.43	.27	.60	.87	(.31)	(.16)	(.47)	9.83	9.60	45,682.17		.07	.40	2.89
10/31/11	9.38	.31	.11	.42	(.30)	(.07)	(.37)	9.43	4.58	38,640.18		.08	.43	3.28
10/31/10	8.50	.30	.84	1.14	(.24)	(.02)	(.26)	9.38	13.62	37,997.19		.08	.42	3.40
10/31/09	7.73	.29	.93	1.22	(.26)	(.19)	(.45)	8.50	17.05	29,675.20		.05	.43	3.84
10/31/08	11.11	.31	(3.49)	(3.18)	(.19)	(.01)	(.20)	7.73	(29.10)	21,528.17		.02	.41	3.26
Class R-6:
10/31/12	9.41	.27	.60	.87	(.31)	(.16)	(.47)	9.81	9.68	19,125.13		.03	.36	2.86
10/31/11	9.36	.31	.12	.43	(.31)	(.07)	(.38)	9.41	4.63	14,646.13		.03	.38	3.28
10/31/10	8.48	.29	.84	1.13	(.23)	(.02)	(.25)	9.36	13.57	14,033.14		.03	.37	3.27
10/31/09[6,9]	7.55	.08	.85	.93	—	—	—	8.48	12.32	4,016.05		.01	.39	.91

American Funds Target Date Retirement Series	49

Financial highlights (continued)

	Period ended October 31

Portfolio turnover rate for all share classes	2012	2011	2010	2009		2008

2055 Fund	10%	23%	44%[6,7]	—%		—%
2050 Fund	3	2	7	5		5
2045 Fund	3	1	4	—	[12]	2
2040 Fund	2	1	2	1		2
2035 Fund	3	1	2	—		— [12]
2030 Fund	4	2	1	—	[12]	2
2025 Fund	3	3	3	1		1
2020 Fund	4	7	8	1		1
2015 Fund	8	7	13	2		3
2010 Fund	10	19	21	5		12

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during the periods shown, CRMC paid a portion of the funds’ transfer agent services fees for certain retirement plan share classes.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 52 to 57 for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	For the period February 1, 2010, commencement of operations, through October 31, 2010.
[8]	Annualized.
[9]	For the period July 13, 2009, the initial sale of the share class, through October 31, 2009.
[10]	Amount less than $.01.
[11]	For the period July 27, 2009, the initial sale of the share class, through October 31, 2009.
[12]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

50	American Funds Target Date Retirement Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Target Date Retirement Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series comprising the American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Series”), as of October 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2012, by correspondence with the custodian and transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series as of October 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 7, 2012

American Funds Target Date Retirement Series	51

American Funds Target Date Retirement Series

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-21981 and 1933 Act No. 333-138648)

(a-1)	Articles of Incorporation – Certificate of Trust filed 8/20/09 and Agreement and Declaration of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 8 filed 12/30/10)

(a-2)     Amended and Restated Agreement and Declaration of Trust dated 12/5/12

(b)	By-laws – By-laws – previously filed (see P/E Amendment No. 8 filed 12/30/10)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 1/1/11 – previously filed (see P/E Amendment No. 8 filed 12/30/10)

(e-1)	Underwriting Contracts – Principal Underwriting Agreement dated 1/1/11 – previously filed (see P/E Amendment No. 8 filed 12/30/10); Form of Selling Group Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 8 filed 12/30/10); Form of Amendment to Selling Group Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 9 filed 12/30/11); Form of Amendment to Selling Group Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 9 filed 12/30/11); Form of Bank/Trust Company Selling Group Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 8 filed 12/30/10); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 9 filed 12/30/11); and Form of Amendment to Bank/Trust Company Selling Group Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 9 filed 12/30/11)

(e-2)	Form of Amendment to Selling Group Agreement effective 5/18/12; Form of Amendment to the Selling Group Agreement effective 9/14/12; Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/18/12; and Form of Amendment to the Bank/Trust Company Selling Group Agreement effective 9/14/12

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 12/10/10 – previously filed (see P/E Amendment No. 8 filed 12/30/10)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 8 filed 12/30/10)

(h)        Other Material Contracts – Form of Indemnification Agreement – previously filed (see P/E Amendment No. 8 filed 12/30/10); Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 8 filed 12/30/10); Shareholder Services Agreement dated 1/1/12 – previously filed (see P/E Amendment No. 9 filed 12/30/11); and Administrative Services Agreement dated 1/1/12 – previously filed (see P/E Amendment No. 9 filed 12/30/11)

(i) Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 8 filed 12/30/10)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)        Omitted Financial Statements – None

(l)	Initial Capital Agreements – Investment Letter for American Funds 2055 Target Date Fund dated January 28, 2010; other series’ Funds previously filed (see Pre-effective filed 1/22/07)

(m)	Rule 12b-1 Plan – Plans of Distribution for Classes A, R-1, R-2, R-3 and R-4 dated 1/1/11 – previously filed (see P/E Amendment No. 8 filed 12/30/10)

(n)	Rule 18f-3 Plan – Multiple Class Plan dated 1/1/12 – previously filed (see P/E Amendment No. 9 filed 12/30/11)

(o)        Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated October 2012 and Code of Ethics for Registrant dated December 2005

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities

(other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global High-Income Opportunities Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund; American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Inc., Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, Inc., The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
IRV	Laurie M. Allen	Director, Senior Vice President	None
LAO	Dianne L. Anderson	Vice President	None

LAO	William C. Anderson	Director, Senior Vice President & Director of Retirement Plan Business	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jonathan W. Botts	Vice President	None
LAO	Bill Brady	Director, Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	Gary D. Bryce	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Vice President	None
LAO	James D. Carter	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of Individual Investor Business	None

LAO	Craig L. Castner	Regional Vice President	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Christopher M. Conwell	Regional Vice President	None
LAO	Charles H. Cote	Vice President	None
SNO	Kathleen D. Cox	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Shane L. Davis	Regional Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None

LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	President and Trustee
LAO	Ryan T. Doyle	Regional Vice President	None
LAO	Alan J. Dumas	Regional Vice President	None
LAO	Bryan K. Dunham	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None

LAO	Craig W. Hartigan	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Jeffrey K. Hunkins	Regional Vice President	None
LAO	Marc Ialeggio	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Regional Vice President	None
LAO	Linda Johnson	Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Director, Senior Vice President	None
LAO	Matthew N. Leeper	Regional Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None

LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Vice President	None
LAO	Ross M. McDonald	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Will McKenna	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	William C. Miller, Jr.	Senior Vice President	None
LAO	William T. Mills	Vice President	None
LAO	Sean C. Minor	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Vice President	None
LAO	Linda M. Molnar	Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	Brian D. Munson	Vice President	None

LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Earnest M. Niemi	Regional Vice President	None
LAO	Jack Nitowitz	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Executive Vice President	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
IND	Lance T. Owens	Regional Vice President	None
LAO	Rodney Dean Parker II	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Joseph M. Piccolo	Regional Vice President	None
LAO	Keith A. Piken	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Senior Vice President	None
LAO	Steven J. Quagrello	Vice President	None
LAO	Mike Quinn	Vice President	None

SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Suzette M. Rothberg	Senior Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Senior Vice President	None
LAO	William M. Ryan	Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	David L. Schroeder	Vice President	None
LAO	James J. Sewell III	Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None

LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO	Matthew Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Vice President	None
NYO	Andrew B. Suzman	Director	Senior Vice President
LAO	Libby J. Syth	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	Senior Vice President

LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Adam B. Whitehead	Regional Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jason P. Young	Director, Vice President	None
LAO	Jonathan A. Young	Vice President	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618;12811 North Meridian Street, Carmel, Indiana 46032; 14636 North Scottsdale Road, Scottsdale, Arizona 85254; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JP Morgan Chase Bank NA, 270 Park Avenue, New York, New York 10017-2070.

Item 34. Management Services

None

Item 35. Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 27th day of December, 2012.

American Funds Target Date Retirement Series

By: /s/ John H. Smet

(John H. Smet, Vice Chairman)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on December 27, 2012, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:

	/s/ Michael J. Downer	President/PEO
Michael J. Downer

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland

(3)	Trustees:

	William H. Baribault*	Trustee

	/s/ Michael J. Downer	President and Trustee
Michael J. Downer

	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	W. Scott Hedrick*	Trustee
	R. Clark Hooper*	Chairman (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Frank M. Sanchez*	Trustee

	/s/ John H. Smet	Vice Chairman
John H. Smet

	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By /s/ Steven I. Koszalka

Steven I. Koszalka, pursuant to a power of attorney filed herewith

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Katherine H. Newhall

(Katherine H. Newhall)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-                     American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-                     American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-                     American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-                     American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-                     American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-                     American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-                     American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-                     American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-                     American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-                     American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-                     American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-                     American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-                     American High-Income Trust (File No. 033-17917, File No. 811-05364)

-                     The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-                     Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-                     Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-                     Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-                     Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-                     AMCAP Fund (File No. 002-26516, File No. 811-01435)

-                     American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-                     American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-                     American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-

-                     American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-                     American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-                     American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-                     American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-                     American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-                     American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-                     American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-                     American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-                     American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-                     American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-                     American High-Income Trust (File No. 033-17917, File No. 811-05364)

-                     American Mutual Fund (File No. 002-10607, File No. 811-00572)

-                     The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-                     Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-                     Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-                     The Investment Company of America (File No. 002-10811, File No. 811-00116)

-                     Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-                     Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-                     AMCAP Fund (File No. 002-26516, File No. 811-01435)

-                     American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-                     American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-                     American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-                     American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-                     American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-                     American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-                     American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-                     American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-                     American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-                     American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-                     American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-                     American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-                     American High-Income Trust (File No. 033-17917, File No. 811-05364)

-                     American Mutual Fund (File No. 002-10607, File No. 811-00572)

-                     The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-                     Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-                     Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-                     The Investment Company of America (File No. 002-10811, File No. 811-00116)

-                     Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-                     Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Leonard R. Fuller

Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-                     American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-                     American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-                     American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-                     American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-                     American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-                     American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-                     American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-                     American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-                     American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-                     American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-                     American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-                     American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-                     American High-Income Trust (File No. 033-17917, File No. 811-05364)

-                     The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-                     Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-                     Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-                     Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-                     Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Barbara, CA, this 10th day of December, 2012.

(City, State)

/s/ W. Scott Hedrick

W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-                     American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-                     American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-                     American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-                     American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-                     American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-                     American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-                     American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-                     American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-                     American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-                     American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-                     American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-                     American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-                     American High-Income Trust (File No. 033-17917, File No. 811-05364)

-                     The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-                     Capital Income Builder (File No. 033-12967, File No. 811-05085)

-                     Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-                     Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

-                     Capital World Growth and Income Fund

-                     Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-                     Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-                     The New Economy Fund (File No. 002-83848, File No. 811-03735)

-                     The New Economy Fund

-                     Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-                     American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-                     American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-                     American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-                     American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-                     American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-                     American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-                     American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-                     American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-                     American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-                     American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-                     American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-                     American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-                     American High-Income Trust (File No. 033-17917, File No. 811-05364)

-                     The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-                     Capital Income Builder (File No. 033-12967, File No. 811-05085)

-                     Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-                     Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

-                     Capital World Growth and Income Fund

-                     Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-                     Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-                     The New Economy Fund (File No. 002-83848, File No. 811-03735)

-                     The New Economy Fund

-                     Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-                     American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-                     American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-                     American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-                     American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-                     American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-                     American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-                     American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-                     American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-                     American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-                     American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-                     American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-                     American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-                     American High-Income Trust (File No. 033-17917, File No. 811-05364)

-                     The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-                     Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-                     Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-                     Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-                     Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-                     American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-                     American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-                     American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-                     American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-                     American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-                     American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-                     American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-                     American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-                     American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-                     American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-                     American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-                     American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-                     American High-Income Trust (File No. 033-17917, File No. 811-05364)

-                     The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-                     Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-                     Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-                     Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-                     Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Frank M. Sanchez

Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-                     American Balanced Fund (File No. 002-10758, File No. 811-00066)

-                     American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-                     American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-                     American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-                     American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-                     American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-                     American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-                     American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-                     American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-                     American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-                     American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-                     American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-                     American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-                     American High-Income Trust (File No. 033-17917, File No. 811-05364)

-                     The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-                     Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-                     The Income Fund of America (File No. 002-33371, File No. 811-01880)

-                     Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-                     International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

-                     Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-                     Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-                     American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-                     American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-                     American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)

-                     The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-                     American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-                     American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-                     American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)

-                     American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-                     American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-                     American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-                     American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-                     American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-                     The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-                     American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-                     American High-Income Trust (File No. 033-17917, File No. 811-05364)

-                     The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-                     Capital Income Builder (File No. 033-12967, File No. 811-05085)

-                     Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-                     Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

-                     Capital World Growth and Income Fund

-                     Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-                     Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-                     The New Economy Fund (File No. 002-83848, File No. 811-03735)

-                     The New Economy Fund

-                     Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tulsa, OK, this 5th day of December, 2012.

(City, State)

/s/ Steadman Upham

Steadman Upham, Board member